As filed with the SEC on April 29, 2016

Registration No. 33-24400

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 90	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

100 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

100 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 30, 2016, pursuant to paragraph (b) (1) (iii) of rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page of
☐	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page

Prospectus

Fidelity Retirement Reserves®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," "us," the "Company," or "FILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 56 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Floating Rate High Income, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2016. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 45.

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Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally  1-800-544-2442

Date: April 30, 2016

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	9
Investment Allocation of Your Purchase Payments	9
Trading Among Variable Subaccounts	9
Accumulation Units	12
Withdrawals	12
Signature Guarantee or Customer Authentication	13
Charges	13
Certain Funds Impose a Short-Term Redemption Fee	14
Death Benefit	15
Required Distributions Upon Death	15
Annuity Date	16
Selection of Annuity Income Options	16
Fixed, Variable, or Combination Annuity Income Options	16
Types of Annuity Income Options	17
Abandoned Property	17
Reports to Owners	17
The Fixed Account
The Fixed Account	18
More About the Contract
Tax Considerations	18
Other Contract Provisions	21
Selling the Contracts	22
Automatic Deduction Plan	22
Special Provisions Applicable to Sales Under Sponsored Arrangements	22
Dollar Cost Averaging	22
Automatic Rebalancing	23
Postponement of Payment	23
More About the Variable Account and the Funds
Changes in Investment Options	23
Total Return for a Subaccount	24
Voting Rights	24
Resolving Material Conflicts	24
Litigation	24
Appendix A: Accumulation Unit Values	25
Table of Contents of the Statement of Additional Information	45

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

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Summary of the Contract

Purpose

•  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.

•  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.

•  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.

•  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account". We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates and are subject to any maximum allocation amount limitations shown in your contract.

•  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1)  on a non-qualified basis;

(2)  on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA; or

(3)  by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additional rollover contributions to a Qualified Contract as long as each addition is at least $2,500. You may also make additions to a Contract before annuity payments begin (the "Annuity Date"). Some Contracts may have lower minimums.

Investment Options

You may direct your money to one or more of the fifty-six Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, FMR Co., Inc., Geode, BlackRock, Franklin Templeton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Government Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

Subject to any maximum allocation amount limitations shown in your contract, you may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account") if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

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The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 19.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 17. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 16.

•  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.

•  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See Death Benefit on page 15. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 15.

Charges

We assess the following charges.

(1)  Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year.

•  Before the Annuity Date, we deduct this charge from your Contract Value.

•  After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.

•  We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

(2)  Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3)  Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

(4)  Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes.

(5)  Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of twelve per calendar year.

(6)  Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(7)  Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 14.

(8)  Other Taxes.

For further information on the charges described above, see Charges on page 13.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the

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funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Government Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. In some instances, your Purchase Payment may be placed in the Government Money Market Investment Option for only part of the free look period. See Free Look Privilege on page 9.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$15.00	A

A  Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge		Maximum Charge
Annual Maintenance Charge	$30.00	A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%		0.75%
Daily Administrative Charge	0.05%		0.25	%B
Total Separate Account Annual Expenses	0.80%		1.00%

A  We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

B  Although we do not intend to deduct more than 0.05% per year, we reserve the right to increase this annual rate to 0.25%.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.47%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio and Fidelity VIP Telecommunications Portfolio.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Example 1 assumes maximum contract charges and maximum fees and expenses of any of the Funds. Example 2 assumes current contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$252	$777	$1,327	$2,829

(2)  Assuming current contract charges:

1 year	3 years	5 years	10 years
$231	$713	$1,222	$2,618

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and other forms of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently fifty-six Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different

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from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP Freedom Income Portfolio*	Seeks high total return with a secondary objective of principal preservation	FMR Co., Inc.
Fidelity VIP Freedom 2005 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2010 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2015 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Freedom 2020 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2025 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2030 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP FundsManager® 20% Portfolio*	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity VIP FundsManager® 50% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 60% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 70% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 85% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP Government Money Market Portfolio**	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust.

*  Prior to October 22, 2015, the portfolio's investment advisor was Strategic Advisers®, Inc.

**  Prior to December 1, 2015, the portfolio was known as Fidelity VIP Money Market.

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Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

•  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 18.

•  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).

Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

•  Additional Payments to Contracts

Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Additional payments are allowed into the Variable Account.

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan on page 22. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements on page 22.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). You may also request to add an additional payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. See Tax Considerations on page 18. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

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After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 12.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See The Fixed Account on page 18.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

The entire portion of any net purchase payment allocated to the Variable Account will be placed in the Government Money Market Subaccount during the free look period, and in most cases, it will remain in the Government Money Market Subaccount for the entire free look period, which is generally 15 calendar days after the Contract is mailed to you. The Contract Value in the Government Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. If your free look period ends on a non-business day, the next business day will be used.

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. We will promptly refund the greater of (1) your purchase payment (without interest) or (2) the amount of your purchase payment plus the investment performance of the Government Money Market Investment Option.

If you are replacing an existing insurance product in certain states or if you are a California resident over age 60, the Contract may be returned within 30 days after you receive it. During the first 15 days, the entire portion of your net purchase payment allocated to the Variable Account will be invested in the Government Money Market Subaccount. After that period of time, the value in the Government Money Market Subaccount will then be transferred to the Subaccounts you chose on your application. If you return your Contract after 15 days but within 30 days, you will receive a refund of your Contract Value reflecting investment performance from issue to the day your Contract is received by the insurance company or its authorized representative.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

As described above, your Contract Value in the Government Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

Payments after the free look period are allocated directly to the selected Investment Options. All percentage allocations must be in whole numbers. Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Contract Owners that were issued NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA may not allocate more than $50,000 (including transfers) to the Fixed Account during any one Contract Year, and such allocations are only allowed prior to the Annuity Date. The Fixed Account may also be subject to an overall maximum allocation amount limitation. See Fixed Account Transfers on page 11. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of twelve per calendar year. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

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•  Trading by Telephone or Internet

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

•  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR — or in other Funds — may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that

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trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures.

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3)  Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(4)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Variable Subaccounts

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

•  Fixed Account Transfers

Content in this section pertaining to transfers to the Fixed Account only applies to Owners of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. Owners of all other contracts are not allowed to make transfers to the Fixed Account.

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You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, but the total of such transfer plus any purchase payment amounts allocated to the Fixed Account during that Contract Year may not exceed $50,000. The Fixed Account may also be subject to an overall maximum allocation amount limitation.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the Investment Options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following the withdrawal or transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2017, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Fixed Account on page 18.

•  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 16.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 24.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 18. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the contract is in dispute.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See Postponement of Payment on page 23.

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Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1.  Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2.  The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3.  For contracts that have had an address change in the last 10 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4.  The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5.  The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6.  Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

•  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Investment Options at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership.

2.  Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1.  Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount

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of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

2.  Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 15.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4.  Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the Investment Options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Maine, South Dakota and Wyoming currently require us to pay a premium tax upon receipt of your purchase payment on Non-Qualified contracts. Currently, California and West Virginia are the only two states that impose a premium tax on Qualified Contract premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5.  Exchange Charge. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of twelve per calendar year.

6.  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

7.  Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 14.

8.  Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Fidelity Investments Life's Taxes on page 21.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Ten Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by FILI, and are part of the Fund's assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio and Fidelity VIP Telecommunications Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

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Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the Annuitant dies on or before his or her 85th birthday and the death occurs before the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated.

For contracts issued in most states, the Death Benefit will be the greater of (1) or (2) below:

1)  The purchase payments made, adjusted for any partial withdrawals or partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange.

2)  The Contract Value on the date that proof of death is received by the Company at the Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary / second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary / second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary / surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

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ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. For a Qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. For a Non-qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 95th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under Types of Annuity Income Options on page 17.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

•  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).

•  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

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•  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

•  Important

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1.  Life Annuity. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2.  Joint and Survivor Annuity. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3.  Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the amount permitted under the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

•  You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

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You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract Owners have access to their contract information online at Fidelity.com

The Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Fixed Account

•  As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account" and may be subject to an overall maximum allocation amount limitation.

•  Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.

•  We guarantee that funds held in the Fixed Account will accrue daily at the minimum interest rate that is required by law.

•  When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

•  The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See Reports to Owners on page 17.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification

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requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner's interest in the Contract cannot be forfeitable; and

(3)  annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

•  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an Annuity Income Option.

•  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

•  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

•  The taxable portion of a distribution is generally taxed as ordinary income.

•  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

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•  Taxes on Partial Withdrawals

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

•  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in Required Distributions Upon Death are taxed as annuity income payments.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1/2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in

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certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner. As an Owner named in the application, you have the rights and privileges specified in the Contract. Only a spouse can be added as a joint owner unless the contract is issued in California, Oregon, Pennsylvania or Vermont, in which case the joint owner can be a non-spouse. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

2.  Beneficiary. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3.  Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

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4.  Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 18. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

5.  Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 100 Salem Street, Smithfield, Rhode Island 02917.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

•  Reduction of Charges

We may reduce the annual maintenance charge on Contracts offered to individuals under a sponsored arrangement. See Charges on page 13. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

•  Reduction of Minimum Purchase Payment Requirements

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

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These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

•  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the Funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Funds. For more details about this fee, including a list of the Funds that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.

•  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

•  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.

•  However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

•  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

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We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	52.66	52.32	3,656,323
2014	50.16	52.66	4,025,496
2013	43.70	50.16	4,434,563
2012	39.17	43.70	4,899,440
2011	40.52	39.17	5,524,929
2010	35.75	40.52	6,238,057
2009	27.91	35.75	6,976,671
2008	39.47	27.91	7,948,042
2007	34.45	39.47	9,098,647
2006	32.36	34.45	10,671,620

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	34.99	34.74	1,700,192
2014	33.32	34.99	1,945,962
2013	27.44	33.32	2,087,911
2012	23.96	27.44	2,340,061
2011	25.74	23.96	2,635,988
2010	22.30	25.74	2,990,543
2009	16.91	22.30	3,445,186
2008	26.56	16.91	3,930,217
2007	22.51	26.56	4,403,308
2006	21.21	22.51	5,283,398

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	27.96	27.90	4,179,284
2014	25.56	27.96	4,222,299
2013	21.54	25.56	4,245,841
2012	18.87	21.54	4,278,857
2011	19.73	18.87	4,704,242
2010	16.85	19.73	5,314,290
2009	12.25	16.85	5,928,936
2008	18.70	12.25	6,523,497
2007	17.29	18.70	7,758,505
2006	15.60	17.29	8,402,687

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Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.77	24.70	1,271,827
2014	21.86	23.77	689,502
2013	15.62	21.86	1,104,561
2012	12.94	15.62	576,063
2011	13.28	12.94	464,439
2010	10.19	13.28	916,763
2009	7.43	10.19	317,592
2008	11.36	7.43	238,868
2007	12.47	11.36	251,967
2006	11.16	12.47	640,060

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.17	21.90	1,019,321
2014		17.58	20.17	917,685
2013		14.55	17.58	1,174,451
2012		12.71	14.55	1,262,755
2011		11.84	12.71	849,603
2010		10.36	11.84	557,296
2009		8.65	10.36	656,627
2008		11.09	8.65	897,263
2007	*	10.00	11.09	412,092

*  Period from 5/1/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	74.46	74.36	10,777,512
2014	67.06	74.46	11,792,740
2013	51.49	67.06	12,904,202
2012	44.59	51.49	14,458,154
2011	46.11	44.59	16,245,800
2010	39.65	46.11	18,499,736
2009	29.46	39.65	21,130,889
2008	51.65	29.46	23,742,838
2007	44.28	51.65	27,489,831
2006	39.96	44.28	33,608,081

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Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.09	15.65	1,589,913
2014		15.41	16.09	1,744,280
2013		11.23	15.41	2,341,884
2012		9.51	11.23	1,414,595
2011		9.72	9.51	1,655,349
2010		7.80	9.72	1,638,282
2009		6.43	7.80	1,339,249
2008		9.79	6.43	939,766
2007		10.10	9.79	831,644
2006	*	10.00	10.10	699,209

*  Period from 5/1/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.34	26.47	1,036,660
2014	23.94	26.34	1,114,956
2013	17.42	23.94	1,083,317
2012	14.31	17.42	930,612
2011	14.82	14.31	766,432
2010	12.62	14.82	998,007
2009	9.34	12.62	1,083,416
2008	16.03	9.34	1,393,790
2007	15.09	16.03	2,126,145
2006	13.34	15.09	3,113,366

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	*	8.69	7.43	655,105

*  Period from 4/30/2015 to 12/31/2015

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Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.47	20.87	1,801,419
2014	30.53	26.47	2,165,827
2013	24.73	30.53	2,484,401
2012	23.74	24.73	3,183,229
2011	25.19	23.74	4,323,883
2010	21.26	25.19	4,828,050
2009	14.48	21.26	5,804,813
2008	31.94	14.48	6,673,846
2007	22.06	31.94	8,773,979
2006	19.02	22.06	10,125,640

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	93.00	88.60	3,757,534
2014	86.23	93.00	4,196,574
2013	67.83	86.23	4,678,162
2012	58.29	67.83	5,186,879
2011	58.20	58.29	5,929,084
2010	50.95	58.20	6,841,710
2009	39.44	50.95	7,898,488
2008	69.34	39.44	9,295,731
2007	68.85	69.34	11,465,736
2006	57.74	68.85	14,489,175

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	12.73	12.16	1,359,097
2014	11.57	12.73	1,503,666
2013	8.71	11.57	1,861,828
2012	6.83	8.71	1,637,185
2011	8.66	6.83	1,521,800
2010	8.14	8.66	1,846,941
2009	6.45	8.14	2,069,146
2008	13.02	6.45	2,346,556
2007	15.16	13.02	1,482,955
2006	13.14	15.16	2,366,836

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Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		9.90	9.81	326,472
2014	*	10.00	9.90	114,707

*  Period from 4/30/2014 to 12/31/2014

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	14.18	14.02	784,626
2014	13.78	14.18	896,581
2013	13.16	13.78	868,393
2012	12.45	13.16	886,671
2011	12.35	12.45	770,156
2010	11.58	12.35	763,755
2009	10.16	11.58	931,849
2008	11.44	10.16	710,806
2007	10.86	11.44	663,552
2006	10.23	10.86	677,358

Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.22	15.06	410,320
2014	14.71	15.22	480,049
2013	13.51	14.71	446,923
2012	12.43	13.51	423,601
2011	12.51	12.43	397,347
2010	11.33	12.51	421,002
2009	9.28	11.33	555,823
2008	12.28	9.28	583,697
2007	11.40	12.28	654,310
2006	10.48	11.40	596,253

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Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.25	16.07	718,645
2014	15.67	16.25	864,375
2013	13.92	15.67	957,676
2012	12.55	13.92	1,035,511
2011	12.68	12.55	1,196,260
2010	11.31	12.68	1,365,417
2009	9.18	11.31	1,471,187
2008	12.34	9.18	1,681,045
2007	11.45	12.34	1,854,563
2006	10.51	11.45	1,605,420

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.64	16.45	1,599,228
2014	16.02	16.64	1,816,336
2013	14.11	16.02	1,895,307
2012	12.68	14.11	2,006,333
2011	12.82	12.68	2,254,923
2010	11.43	12.82	2,368,707
2009	9.20	11.43	2,536,803
2008	12.71	9.20	2,351,055
2007	11.72	12.71	2,206,814
2006	10.64	11.72	1,653,153

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.74	16.56	1,557,172
2014	16.09	16.74	1,742,922
2013	13.98	16.09	1,825,959
2012	12.43	13.98	1,852,059
2011	12.66	12.43	1,869,090
2010	11.15	12.66	1,966,755
2009	8.72	11.15	2,090,285
2008	13.04	8.72	2,002,936
2007	11.92	13.04	1,852,017
2006	10.74	11.92	1,489,193

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Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.58	17.41	792,793
2014	16.87	17.58	927,073
2013	14.18	16.87	961,109
2012	12.42	14.18	856,982
2011	12.79	12.42	908,522
2010	11.13	12.79	1,039,382
2009	8.63	11.13	1,030,699
2008	13.21	8.63	958,546
2007	12.05	13.21	888,850
2006	10.80	12.05	520,417

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.38	17.20	1,010,879
2014	16.69	17.38	1,002,555
2013	13.83	16.69	1,025,431
2012	12.06	13.83	1,072,253
2011	12.48	12.06	1,069,675
2010	10.84	12.48	1,075,571
2009	8.30	10.84	1,132,297
2008	13.51	8.30	1,245,244
2007	12.23	13.51	1,334,635
2006	10.89	12.23	972,800

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.38	13.27	3,911,089
2014		12.96	13.38	4,168,731
2013		12.36	12.96	4,519,077
2012		11.81	12.36	5,124,891
2011		11.63	11.81	5,111,204
2010		10.91	11.63	4,849,812
2009		9.97	10.91	4,576,007
2008		10.95	9.97	2,425,256
2007		10.42	10.95	1,664,675
2006	*	10.00	10.42	435,782

*  Period from 5/1/2006 to 12/31/2006

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Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.46	14.36	5,844,989
2014		13.87	14.46	6,520,044
2013		12.17	13.87	7,007,512
2012		11.14	12.17	7,680,006
2011		11.27	11.14	8,013,270
2010		10.16	11.27	8,385,367
2009		8.61	10.16	8,312,893
2008		11.20	8.61	5,760,667
2007		10.55	11.20	4,413,485
2006	*	10.00	10.55	2,604,530

*  Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.58	13.53	2,844,634
2014		12.99	13.58	3,206,657
2013		11.04	12.99	3,204,752
2012		9.97	11.04	3,162,529
2011		10.26	9.97	3,469,741
2010		9.10	10.26	3,317,744
2009		7.49	9.10	2,569,546
2008	*	10.00	7.49	1,032,868

*  Period from 5/1/2008 to 12/31/2008

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.64	14.59	3,378,046
2014		14.03	14.64	3,649,925
2013		11.62	14.03	4,003,479
2012		10.34	11.62	3,975,570
2011		10.74	10.34	4,597,382
2010		9.47	10.74	5,145,400
2009		7.67	9.47	5,306,693
2008		11.38	7.67	4,937,225
2007		10.64	11.38	4,937,663
2006	*	10.00	10.64	3,165,195

*  Period from 5/1/2006 to 12/31/2006

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Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.57	14.51	2,039,142
2014		13.95	14.57	2,404,521
2013		11.01	13.95	2,675,949
2012		9.73	11.01	3,023,907
2011		10.35	9.73	3,563,105
2010		8.98	10.35	4,052,315
2009		7.04	8.98	4,378,455
2008		11.49	7.04	2,862,658
2007		10.66	11.49	2,759,613
2006	*	10.00	10.66	1,772,827

*  Period from 5/1/2006 to 12/31/2006

Fidelity VIP Government Money Market Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.11	20.94	11,178,276
2014	21.27	21.11	11,916,873
2013	21.44	21.27	14,129,145
2012	21.58	21.44	15,608,557
2011	21.73	21.58	19,936,293
2010	21.86	21.73	21,512,929
2009	21.88	21.86	29,305,516
2008	21.41	21.88	52,267,532
2007	20.51	21.41	37,590,476
2006	19.71	20.51	37,398,406

*  Prior to December 1, 2015, the subaccount was known as Fidelity VIP Money Market

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	105.99	112.69	3,339,732
2014	96.00	105.99	3,701,281
2013	70.98	96.00	4,018,383
2012	62.39	70.98	4,424,146
2011	62.77	62.39	5,062,659
2010	50.96	62.77	5,763,535
2009	40.04	50.96	6,520,843
2008	76.40	40.04	7,624,796
2007	60.67	76.40	8,798,099
2006	57.23	60.67	10,575,291

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Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	31.07	30.12	3,134,161
2014	28.35	31.07	3,503,520
2013	21.40	28.35	3,740,261
2012	18.19	21.40	4,009,162
2011	18.05	18.19	4,268,380
2010	15.84	18.05	4,942,058
2009	12.55	15.84	5,825,765
2008	21.71	12.55	6,860,195
2007	19.52	21.71	7,642,475
2006	17.38	19.52	9,351,178

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	24.04	25.18	3,051,197
2014	21.60	24.04	2,698,547
2013	15.79	21.60	3,217,088
2012	13.31	15.79	3,599,781
2011	13.11	13.31	3,827,482
2010	10.68	13.11	3,888,006
2009	7.38	10.68	4,371,683
2008	16.55	7.38	4,145,619
2007	13.54	16.55	5,170,692
2006	12.94	13.54	6,061,851

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	37.74	39.82	4,527,348
2014	28.64	37.74	4,927,534
2013	18.49	28.64	4,606,802
2012	15.43	18.49	2,802,296
2011	14.36	15.43	2,642,001
2010	12.34	14.36	2,035,909
2009	9.38	12.34	2,436,898
2008	13.95	9.38	3,250,030
2007	12.76	13.95	3,107,253
2006	12.09	12.76	4,341,753

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Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	47.51	45.42	1,555,851
2014	47.34	47.51	1,795,004
2013	45.05	47.34	2,083,273
2012	39.76	45.05	2,504,053
2011	38.52	39.76	2,504,926
2010	34.12	38.52	2,917,761
2009	23.89	34.12	3,421,967
2008	32.11	23.89	3,533,255
2007	31.49	32.11	4,442,129
2006	28.54	31.49	5,808,640

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	61.47	61.79	6,454,320
2014	54.56	61.47	6,985,290
2013	41.59	54.56	7,258,338
2012	36.17	41.59	7,602,730
2011	35.73	36.17	8,344,326
2010	31.32	35.73	9,604,270
2009	24.93	31.32	11,105,342
2008	39.90	24.93	12,449,266
2007	38.15	39.90	14,325,858
2006	33.32	38.15	17,439,992

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	36.41	35.44	788,218
2014	34.56	36.41	999,876
2013	24.92	34.56	1,239,442
2012	20.96	24.92	955,527
2011	22.16	20.96	1,278,607
2010	17.04	22.16	1,533,870
2009	12.25	17.04	1,516,834
2008	20.53	12.25	1,521,448
2007	17.50	20.53	1,673,881
2006	15.25	17.50	2,058,225
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Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	*	16.59	16.03	868,600

*  Period from 4/30/2015 to 12/31/2015

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	40.88	40.31	3,999,292
2014	38.94	40.88	4,399,870
2013	39.97	38.94	4,797,041
2012	38.05	39.97	6,385,050
2011	35.73	38.05	7,156,532
2010	33.41	35.73	8,124,403
2009	29.11	33.41	9,783,831
2008	30.33	29.11	9,715,213
2007	29.30	30.33	10,845,123
2006	28.30	29.30	13,048,490

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		17.66	15.94	613,831
2014		17.74	17.66	840,486
2013		14.64	17.74	1,005,397
2012		12.28	14.64	1,385,246
2011		13.49	12.28	1,772,017
2010		10.58	13.49	2,937,739
2009		5.99	10.58	2,646,510
2008		11.36	5.99	1,449,137
2007	*	10.00	11.36	829,578

*  Period from 5/1/2007 to 12/31/2007

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Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	37.91	37.09	7,330,689
2014	35.96	37.91	8,027,673
2013	26.61	35.96	9,018,529
2012	23.36	26.61	10,062,445
2011	26.34	23.36	12,364,234
2010	20.61	26.34	14,918,504
2009	14.83	20.61	15,903,244
2008	24.69	14.83	17,916,255
2007	21.53	24.69	22,280,760
2006	19.26	21.53	29,126,311

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	43.46	44.68	1,913,316
2014	47.66	43.46	1,373,243
2013	36.84	47.66	1,528,658
2012	30.76	36.84	1,760,034
2011	37.43	30.76	2,056,331
2010	33.36	37.43	2,355,416
2009	26.57	33.36	2,721,090
2008	47.67	26.57	3,310,445
2007	40.97	47.67	3,969,430
2006	34.97	40.97	4,971,624

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	32.07	33.00	1,351,028
2014	24.84	32.07	1,520,723
2013	24.59	24.84	1,474,565
2012	20.91	24.59	2,093,512
2011	19.50	20.91	1,980,608
2010	15.07	19.50	2,262,393
2009	11.03	15.07	2,247,158
2008	18.50	11.03	2,371,487
2007	22.66	18.50	2,683,280
2006	16.71	22.66	6,945,134

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Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.15	17.71	3,539,037
2014	17.66	18.15	4,223,990
2013	17.75	17.66	4,876,374
2012	16.19	17.75	6,801,345
2011	15.60	16.19	7,333,085
2010	14.34	15.60	7,534,671
2009	11.12	14.34	8,838,368
2008	12.48	11.12	6,471,297
2007	11.92	12.48	6,617,196
2006	11.14	11.92	7,289,746

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.94	23.12	2,372,351
2014	19.76	21.94	2,440,151
2013	15.59	19.76	2,446,863
2012	13.37	15.59	3,048,760
2011	14.94	13.37	4,328,483
2010	11.79	14.94	5,486,041
2009	6.06	11.79	6,144,403
2008	12.41	6.06	3,487,073
2007	10.85	12.41	4,720,069
2006	10.11	10.85	4,869,014

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.65	12.85	293,124
2014		12.32	12.65	222,400
2013		10.24	12.32	300,270
2012		8.58	10.24	356,301
2011		8.83	8.58	276,641
2010		7.57	8.83	331,966
2009		5.16	7.57	373,296
2008		9.89	5.16	131,004
2007	*	10.00	9.89	127,153

*  Period from 5/1/2007 to 12/31/2007

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Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.24	19.70	922,817
2014	18.41	22.24	1,327,937
2013	15.34	18.41	1,146,613
2012	14.39	15.34	1,360,430
2011	12.82	14.39	1,641,132
2010	11.62	12.82	1,316,399
2009	10.15	11.62	1,669,031
2008	15.89	10.15	2,417,528
2007	13.27	15.89	3,795,716
2006	10.15	13.27	4,287,848

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.16	17.88	1,069,865
2014	16.43	18.16	1,015,068
2013	12.50	16.43	917,738
2012	10.43	12.50	726,437
2011	10.78	10.43	1,034,102
2010	9.22	10.78	1,370,079
2009	6.52	9.22	1,455,704
2008	12.29	6.52	1,036,148
2007	12.13	12.29	1,215,791
2006	10.66	12.13	984,614

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.67	22.78	1,553,784
2014	22.34	23.67	1,673,543
2013	17.26	22.34	2,162,526
2012	13.67	17.26	2,474,493
2011	15.11	13.67	2,532,164
2010	12.03	15.11	3,114,887
2009	7.70	12.03	3,360,569
2008	15.88	7.70	3,625,060
2007	15.15	15.88	5,320,885
2006	13.12	15.15	5,883,403

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BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.64	11.45	631,692
2014		11.51	11.64	665,831
2013		10.13	11.51	601,475
2012	*	9.89	10.13	190,959

*  Period from 04/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.05	10.02	299,703
2014		9.80	10.05	245,350
2013		10.10	9.80	129,257
2012	*	10.05	10.10	319,529

*  Period from 04/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.94	10.38	671,519
2014		10.83	10.94	754,804
2013		10.74	10.83	653,415
2012	*	10.00	10.74	376,687

*  Period from 04/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.55	17.16	472,296
2014	17.57	17.55	529,796
2013	14.46	17.57	595,969
2012	12.81	14.46	662,541
2011	14.50	12.81	787,743
2010	13.17	14.50	947,330
2009	11.45	13.17	1,121,448
2008	19.28	11.45	1,425,798
2007	18.22	19.28	1,965,670
2006	15.16	18.22	2,563,298

*  On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

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Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.14	11.23	1,085,746
2014		14.90	14.14	1,359,075
2013		15.18	14.90	1,716,500
2012		12.51	15.18	2,420,270
2011		15.33	12.51	3,075,272
2010		12.56	15.33	4,828,045
2009		7.44	12.56	5,228,236
2008		14.59	7.44	3,253,919
2007		11.00	14.59	4,370,003
2006	*	10.00	11.00	1,863,324

*  Period from 5/1/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	30.47	29.89	519,162
2014	29.84	30.47	613,851
2013	32.97	29.84	728,402
2012	28.18	32.97	1,325,166
2011	26.54	28.18	1,166,994
2010	24.37	26.54	1,389,916
2009	18.87	24.37	1,282,334
2008	22.37	18.87	1,150,990
2007	21.17	22.37	1,387,587
2006	19.26	21.17	1,970,351

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.03	23.06	1,197,614
2014	27.47	26.03	1,421,782
2013	27.98	27.47	1,746,796
2012	23.52	27.98	2,311,310
2011	28.99	23.52	2,965,468
2010	24.55	28.99	4,033,699
2009	14.57	24.55	4,950,157
2008	33.86	14.57	5,366,296
2007	24.31	33.86	8,897,727
2006	17.87	24.31	9,701,016

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Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.54	15.36	537,048
2014	16.32	16.54	633,654
2013	14.19	16.32	723,193
2012	12.57	14.19	867,221
2011	13.15	12.57	1,049,297
2010	12.55	13.15	1,488,176
2009	9.54	12.55	1,940,520
2008	17.37	9.54	2,515,571
2007	15.28	17.37	3,840,145
2006	12.31	15.28	4,863,580

PIMCO VIT CommodityRealReturn® Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		6.96	5.13	20,128
2014		8.60	6.96	34,232
2013		10.16	8.60	52,460
2012	*	10.01	10.16	89,288

*  Period from 04/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.06	11.00	3,331,703
2014		11.05	11.06	3,658,333
2013		11.15	11.05	3,838,824
2012		10.62	11.15	4,852,864
2011		10.59	10.62	4,751,657
2010		10.14	10.59	4,105,605
2009	*	10.00	10.14	1,701,042

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.13	11.71	1,151,877
2014		11.86	12.13	1,334,496
2013		13.17	11.86	1,844,629
2012		12.21	13.17	4,156,976
2011		11.02	12.21	3,746,158
2010		10.28	11.02	1,949,650
2009	*	10.00	10.28	1,113,929

*  Period from 09/30/2009 to 12/31/2009

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PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.20	12.15	2,577,428
2014		11.79	12.20	2,816,913
2013		12.12	11.79	3,536,056
2012		11.15	12.12	5,025,290
2011		10.85	11.15	4,518,311
2010		10.12	10.85	4,100,165
2009	*	10.00	10.12	2,077,090

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2015 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

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Table of Contents of the Statement of Additional Information

Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-5315
NRR7-PRO-0416
1.756510.117

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INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2.  You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3.  You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4.  Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5.  No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6  The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7.  The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8.  No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9.  Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10.  To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11.  You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12.  You may select one of the following methods of distribution for the assets of this IRA:

(a)  Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b)  Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

FVA-91200

Not Part of the Prospectus

(c)  Single sum payment; or

(d)  Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13.  Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14.  If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15.  If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a)  The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b)  The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16.  You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17.  Distributions are taxed as ordinary income under Federal income tax laws.

18.  The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19.  Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20.  The Contract has not been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21.  Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22.  If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23.  If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24.  The value of your investment will depend on how you allocate funds between the Fixed Account and the Subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

FVA-91200

Not Part of the Prospectus

2

25.  As further described in the prospectus, the following are charges that the Company currently makes:

(a)  Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

(b)  Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Fixed Account.

(c)  Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

FVA-91200

Not Part of the Prospectus

3

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Not Part of the Prospectus

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2016

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2016, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

NRR7-PTB-0416
1.756511.117

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a)  The income based on the rates shown in the contract's Annuity Tables for the option chosen; and

(b)  The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary/second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary / second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the Owner's spouse is the Beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2015 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02110.

3

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

4

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2015

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$253,903	$934,805	$91,343	$331,219	$385,294	$255,795	$415,473	$225,542
Receivable from FILI	0	0	0	0	71	0	48	0
Total assets	253,903	934,805	91,343	331,219	385,365	255,795	415,521	225,542
Liabilities:
Payable to FILI	87	3	6	1	0	0	0	0
Total net assets	$253,816	$934,802	$91,337	$331,218	$385,365	$255,795	$415,521	$225,542
Net Assets:
Fidelity Retirement Reserves	$234,107	$0	$70,612	$0	$332,894	$0	$376,355	$0
Fidelity Income Advantage	19,709	0	20,725	0	52,471	0	39,166	0
Fidelity Personal Retirement	0	927,389	0	331,218	0	255,795	0	225,542
Fidelity Freedom Lifetime Income	0	3,212	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	4,201	0	0	0	0	0	0
Total net assets	$253,816	$934,802	$91,337	$331,218	$385,365	$255,795	$415,521	$225,542
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	11,178	0	1,556	0	3,758	0	3,340	0
Unit Value	$20.94	$0	$45.42	$0	$88.60	$0	$112.69	$0
Fidelity Income Advantage:
Units Outstanding	977	0	471	0	612	0	359	0
Unit Value	$20.25	$0	$43.92	$0	$85.68	$0	$108.98	$0
Fidelity Personal Retirement:
Units Outstanding	0	86,730	0	21,807	0	14,516	0	10,190
Highest Value	$0	$11.34	$0	$20.29	$0	$27.20	$0	$32.74
Lowest Value	$0	$9.94	$0	$12.86	$0	$16.47	$0	$21.16
Fidelity Freedom Lifetime Income:
Units Outstanding	0	294	0	0	0	0	0	0
Unit Value	$0	$10.93	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	438	0	0	0	0	0	0
Highest Unit Value	$0	$9.66	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.27	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	1	0	0	0	0	0	0
Highest Unit Value	$0	$9.53	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.17	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$94,894	$197,176	$210,821	$534,974	$228,396	$168,447
Receivable from FILI	21	0	10	0	50	0
Total assets	94,915	197,176	210,831	534,974	228,446	168,447
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$94,915	$197,176	$210,831	$534,974	$228,446	$168,447
Net Assets:
Fidelity Retirement Reserves	$85,485	$0	$161,186	$0	$191,302	$0
Fidelity Income Advantage	9,430	0	49,645	0	37,144	0
Fidelity Personal Retirement	0	197,176	0	534,974	0	168,447
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$94,915	$197,176	$210,831	$534,974	$228,446	$168,447
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,913	0	3,999	0	3,656	0
Unit Value	$44.68	$0	$40.31	$0	$52.32	$0
Fidelity Income Advantage:
Units Outstanding	218	0	1,272	0	734	0
Unit Value	$43.21	$0	$38.99	$0	$50.59	$0
Fidelity Personal Retirement:
Units Outstanding	0	13,130	0	39,345	0	10,077
Highest Value	$0	$20.18	$0	$15.08	$0	$20.86
Lowest Value	$0	$14.59	$0	$11.63	$0	$14.77
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$1,692,104	$73,406	$99,671	$896,329	$1,103,578	$155,221	$2,062,772
Receivable from FILI	61	0	0	98	1	85	1
Total assets	1,692,165	73,406	99,671	896,427	1,103,579	155,306	2,062,773
Liabilities:
Payable to FILI	0	11	0	0	0	0	0
Total net assets	$1,692,165	$73,395	$99,671	$896,427	$1,103,579	$155,306	$2,062,773
Net Assets:
Fidelity Retirement Reserves	$398,798	$59,070	$0	$801,496	$0	$116,614	$0
Fidelity Income Advantage	55,198	14,325	0	94,931	0	38,692	0
Fidelity Personal Retirement	1,238,169	0	99,671	0	1,103,579	0	1,049,224
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	1,013,549
Total net assets	$1,692,165	$73,395	$99,671	$896,427	$1,103,579	$155,306	$2,062,773
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,454	1,700	0	10,778	0	4,179	0
Unit Value	$61.79	$34.74	$0	$74.36	$0	$27.90	$0
Fidelity Income Advantage:
Units Outstanding	923	427	0	1,319	0	1,431	0
Unit Value	$59.75	$33.59	$0	$71.91	$0	$26.98	$0
Fidelity Personal Retirement:
Units Outstanding	59,811	0	5,750	0	52,662	0	54,689
Highest Value	$29.14	$0	$23.34	$0	$29.97	$0	$26.91
Lowest Value	$20.00	$0	$16.02	$0	$19.65	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	42,899
Highest Value	$0	$0	$0	$0	$0	$0	$25.09
Lowest Value	$0	$0	$0	$0	$0	$0	$14.52
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	22,279
Highest Value	$0	$0	$0	$0	$0	$0	$24.82
Lowest Value	$0	$0	$0	$0	$0	$0	$14.33

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$32,737	$150,637	$116,303	$149,283	$92,378	$249,688	$326,029	$460,856
Receivable from FILI	7	0	11	0	0	0	83	0
Total assets	32,744	150,637	116,314	149,283	92,378	249,688	326,112	460,856
Liabilities:
Payable to FILI	0	0	0	0	36	0	0	0
Total net assets	$32,744	$150,637	$116,314	$149,283	$92,342	$249,688	$326,112	$460,856
Net Assets:
Fidelity Retirement Reserves	$27,433	$0	$94,377	$0	$76,817	$0	$271,884	$0
Fidelity Income Advantage	5,311	0	21,937	0	15,525	0	54,228	0
Fidelity Personal Retirement	0	150,637	0	149,283	0	249,688	0	460,856
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$32,744	$150,637	$116,314	$149,283	$92,342	$249,688	$326,112	$460,856
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,037	0	3,134	0	3,051	0	7,331	0
Unit Value	$26.47	$0	$30.12	$0	$25.18	$0	$37.09	$0
Fidelity Income Advantage:
Units Outstanding	205	0	752	0	638	0	1,507	0
Unit Value	$25.82	$0	$29.13	$0	$24.35	$0	$35.93	$0
Fidelity Personal Retirement:
Units Outstanding	0		0	7,477	0	10,801	0	23,068
Highest Value	$0		$0	$27.99	$0	$40.06	$0	$30.05
Lowest Value	$0		$0	$19.04	$0	$21.63	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$44,553	$95,079	$20,336	$52,489	$62,823	$220,710	$42,275	$89,810
Receivable from FILI	0	0	9	0	0	0	12	0
Total assets	44,553	95,079	20,345	52,489	62,823	220,710	42,287	89,810
Liabilities:
Payable to FILI	4	0	0	0	5	0	0	0
Total net assets	$44,549	$95,079	$20,345	$52,489	$62,818	$220,710	$42,287	$89,810
Net Assets:
Fidelity Retirement Reserves	$35,393	$0	$18,180	$0	$54,863	$0	$37,592	$0
Fidelity Income Advantage	9,156	0	2,165	0	7,955	0	4,695	0
Fidelity Personal Retirement	0	95,079	0	52,489	0	220,710	0	89,810
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$44,549	$95,079	$20,345	$52,489	$62,818	$220,710	$42,287	$89,810
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,554	0	923	0	2,372	0	1,801	0
Unit Value	$22.78	$0	$19.70	$0	$23.12	$0	$20.87	$0
Fidelity Income Advantage:
Units Outstanding	412	0	113	0	355	0	231	0
Unit Value	$22.22	$0	$19.13	$0	$22.46	$0	$20.27	$0
Fidelity Personal Retirement:
Units Outstanding	0	4,941	0	2,740	0	9,341	0	7,358
Highest Value	$0	$39.02	$0	$20.73	$0	$46.06	$0	$16.71
Lowest Value	$0	$18.66	$0	$16.63	$0	$19.85	$0	$11.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$204,036	$752,405	$18,763	$80,741	$32,729	$95,187	$37,038	$150,613
Receivable from FILI	0	0	5	0	11	0	17	0
Total assets	204,036	752,405	18,768	80,741	32,740	95,187	37,055	150,613
Liabilities:
Payable to FILI	80	0	0	0	0	0	0	0
Total net assets	$203,956	$752,405	$18,768	$80,741	$32,740	$95,187	$37,055	$150,613
Net Assets:
Fidelity Retirement Reserves	$180,299	$0	$16,528	$0	$27,932	$0	$31,414	$0
Fidelity Income Advantage	23,657	0	2,240	0	4,808	0	5,641	0
Fidelity Personal Retirement	0	752,405	0	80,741	0	95,187	0	150,613
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$203,956	$752,405	$18,768	$80,741	$32,740	$95,187	$37,055	$150,613
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,527	0	1,359	0	788	0	1,272	0
Unit Value	$39.82	$0	$12.16	$0	$35.44	$0	$24.70	$0
Fidelity Income Advantage:
Units Outstanding	614	0	189	0	139	0	235	0
Unit Value	$38.68	$0	$11.81	$0	$34.42	$0	$23.99	$0
Fidelity Personal Retirement:
Units Outstanding	0	20,980	0	6,101	0	4,062	0	6,264
Highest Value	$0	$50.14	$0	$26.06	$0	$35.40	$0	$42.23
Lowest Value	$0	$34.23	$0	$10.38	$0	$20.12	$0	$23.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation (a)
Assets:
Investments at market value	$51,217	$202,459	$73,923	$842,611	$16,084
Receivable from FILI	7	0	5	0	2
Total assets	51,224	202,459	73,928	842,611	16,086
Liabilities:
Payable to FILI	0	0	0	0	0
Total net assets	$51,224	$202,459	$73,928	$842,611	$16,086
Net Assets:
Fidelity Retirement Reserves	$44,585	$0	$62,682	$0	$13,928
Fidelity Income Advantage	6,639	0	11,246	0	2,158
Fidelity Personal Retirement	0	202,459	0	842,611	0
Fidelity Freedom Lifetime Income	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0
Total net assets	$51,224	$202,459	$73,928	$842,611	$16,086
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,351	0	3,539	0	869
Unit Value	$33.00	$0	$17.71	$0	$16.03
Fidelity Income Advantage:
Units Outstanding	206	0	650	0	137
Unit Value	$32.19	$0	$17.30	$0	$15.70
Fidelity Personal Retirement:
Units Outstanding	0	9,497	0	56,923	0
Highest Value	$0	$46.09	$0	$17.48	$0
Lowest Value	$0	$18.96	$0	$12.04	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class (b)	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$150,792	$22,323	$113,286	$11,003
Receivable from FILI	0	0	0	2
Total assets	150,792	22,323	113,286	11,005
Liabilities:
Payable to FILI	0	13	0	0
Total net assets	$150,792	$22,310	$113,286	$11,005
Net Assets:
Fidelity Retirement Reserves	$0	$19,130	$0	$11,005
Fidelity Income Advantage	0	3,180	0	0
Fidelity Personal Retirement	150,792	0	113,286	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$150,792	$22,310	$113,286	$11,005
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	1,070	0	785
Unit Value	$0	$17.88	$0	$14.02
Fidelity Income Advantage:
Units Outstanding	0	183	0	0
Unit Value	$0	$17.50	$0	$0
Fidelity Personal Retirement:
Units Outstanding	9,051	0	5,841	0
Highest Value	$32.00	$0	$34.98	$0
Lowest Value	$15.88	$0	$18.07	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$60,816	$6,179	$17,584	$11,548	$53,848	$26,304	$88,610
Receivable from FILI	0	0	0	1	0	0	0
Total assets	60,816	6,179	17,584	11,549	53,848	26,304	88,610
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$60,816	$6,179	$17,584	$11,549	$53,848	$26,304	$88,610
Net Assets:
Fidelity Retirement Reserves	$0	$6,179	$0	$11,549	$0	$26,304	$0
Fidelity Income Advantage	0	0	0	0	0	0	0
Fidelity Personal Retirement	60,816	0	17,584	0	53,848	0	88,610
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$60,816	$6,179	$17,584	$11,549	$53,848	$26,304	$88,610
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	410	0	719	0	1,599	0
Unit Value	$0	$15.06	$0	$16.07	$0	$16.45	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	4,343	0	1,143	0	3,254	0	5,267
Highest Value	$14.98	$0	$18.31	$0	$19.88	$0	$20.41
Lowest Value	$12.18	$0	$13.42	$0	$14.30	$0	$14.51
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$25,782	$167,386	$13,803	$146,171	$17,385	$134,531
Receivable from FILI	1	0	1	0	0	0
Total assets	25,783	167,386	13,804	146,171	17,385	134,531
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$25,783	$167,386	$13,804	$146,171	$17,385	$134,531
Net Assets:
Fidelity Retirement Reserves	$25,783	$0	$13,804	$0	$17,385	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	167,386	0	146,171	0	134,531
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$25,783	$167,386	$13,804	$146,171	$17,385	$134,531
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,557	0	793	0	1,011	0
Unit Value	$16.56	$0	$17.41	$0	$17.20	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	9,883	0	8,235	0	7,618
Highest Value	$0	$21.99	$0	$23.51	$0	$24.43
Lowest Value	$0	$15.03	$0	$15.88	$0	$16.21
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$11,627	$29,639	$18,969	$28,159	$174,353	$665,590	$1,234,835
Receivable from FILI	11	19	6	2	0	12	66
Total assets	11,638	29,658	18,975	28,161	174,353	665,602	1,234,901
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$11,638	$29,658	$18,975	$28,161	$174,353	$665,602	$1,234,901
Net Assets:
Fidelity Retirement Reserves	$0	$0	$0	$24,872	$0	$51,906	$83,902
Fidelity Income Advantage	0	0	0	3,289	0	13,567	51,112
Fidelity Personal Retirement	0	0	0	0	174,353	589,959	1,006,655
Fidelity Freedom Lifetime Income	11,638	29,658	18,975	0	0	10,170	93,232
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$11,638	$29,658	$18,975	$28,161	$174,353	$665,602	$1,234,901
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,590	0	3,911	5,845
Unit Value	$0	$0	$0	$15.65	$0	$13.27	$14.36
Fidelity Income Advantage:
Units Outstanding	0	0	0	214	0	1,040	3,622
Unit Value	$0	$0	$0	$15.34	$0	$13.01	$14.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	9,410	43,495	65,477
Highest Value	$0	$0	$0	$0	$30.38	$14.51	$18.93
Lowest Value	$0	$0	$0	$0	$16.38	$12.26	$14.38
Fidelity Freedom Lifetime Income:
Units Outstanding	755	1,845	1,111	0	0	825	6,971
Unit Value	$15.39	$16.06	$17.08	$0	$0	$12.35	$13.37
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,687,112	$1,010,624	$364,722	$25,613	$194,325	$10,643	$34,904
Receivable from FILI	73	5	11	10	0	4	0
Total assets	1,687,185	1,010,629	364,733	25,623	194,325	10,647	34,904
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$1,687,185	$1,010,629	$364,733	$25,623	$194,325	$10,647	$34,904
Net Assets:
Fidelity Retirement Reserves	$38,497	$49,292	$29,592	$22,324	$0	$9,788	$0
Fidelity Income Advantage	19,885	29,223	12,008	3,299	0	859	0
Fidelity Personal Retirement	707,222	910,264	312,290	0	194,325	0	34,904
Fidelity Freedom Lifetime Income	99,650	21,850	10,843	0	0	0	0
Fidelity Growth and Guaranteed Income	821,931	0	0	0	0	0	0
Total net assets	$1,687,185	$1,010,629	$364,733	$25,623	$194,325	$10,647	$34,904
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,845	3,378	2,039	1,019	0	614	0
Unit Value	$13.53	$14.59	$14.51	$21.90	$0	$15.94	$0
Fidelity Income Advantage:
Units Outstanding	1,489	2,042	844	153	0	55	0
Unit Value	$13.32	$14.31	$14.23	$21.52	$0	$15.67	$0
Fidelity Personal Retirement:
Units Outstanding	47,530	56,824	19,267	0	8,602	0	2,038
Highest Value	$20.76	$22.07	$24.42	$0	$28.55	$0	$33.67
Lowest Value	$14.12	$15.39	$15.31	$0	$21.37	$0	$15.43
Fidelity Freedom Lifetime Income:
Units Outstanding	7,251	1,605	798	0	0	0	0
Unit Value	$13.74	$13.62	$13.58	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	33,474	0	0	0	0	0	0
Highest Value	$19.36	$0	$0	$0	$0	$0	$0
Lowest Value	$13.00	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	22,934	0	0	0	0	0	0
Highest Value	$19.15	$0	$0	$0	$0	$0	$0
Lowest Value	$12.84	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets Investor Class (b)	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity
Assets:
Investments at market value	$4,143	$20,431	$5,129	$25,612	$3,555	$93,481	$58,154
Receivable from FILI	1	0	1	0	1	0	15
Total assets	4,144	20,431	5,130	25,612	3,556	93,481	58,169
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$4,144	$20,431	$5,130	$25,612	$3,556	$93,481	$58,169
Net Assets:
Fidelity Retirement Reserves	$3,767	$0	$4,868	$0	$3,202	$0	$27,620
Fidelity Income Advantage	377	0	262	0	354	0	3,454
Fidelity Personal Retirement	0	20,431	0	25,612	0	93,481	27,095
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$4,144	$20,431	$5,130	$25,612	$3,556	$93,481	$58,169
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	293	0	655	0	326	0	1,198
Unit Value	$12.85	$0	$7.43	$0	$9.81	$0	$23.06
Fidelity Income Advantage:
Units Outstanding	30	0	36	0	36	0	154
Unit Value	$12.63	$0	$7.32	$0	$9.78	$0	$22.30
Fidelity Personal Retirement:
Units Outstanding	0	1,327	2,809	0	0	9,434	2,536
Highest Value	$0	$32.49	$20.56	$0	$0	$9.92	$19.32
Lowest Value	$0	$13.39	$7.71	$0	$0	$9.90	$9.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$130,851	$33,141	$22,048	$26,161	$18,596	$90,079	$11,583
Receivable from FILI	6	5	4	2	7	1	0
Total assets	130,857	33,146	22,052	26,163	18,603	90,080	11,583
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$130,857	$33,146	$22,052	$26,163	$18,603	$90,080	$11,583
Net Assets:
Fidelity Retirement Reserves	$15,519	$8,249	$8,106	$22,538	$16,218	$12,196	$103
Fidelity Income Advantage	2,131	2,861	1,815	3,625	2,385	691	15
Fidelity Personal Retirement	113,207	22,036	12,131	0	0	77,193	11,465
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$130,857	$33,146	$22,052	$26,163	$18,603	$90,080	$11,583
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	519	537	472	646	459	1,086	20
Unit Value	$29.89	$15.36	$17.16	$34.90	$35.31	$11.23	$5.13
Fidelity Income Advantage:
Units Outstanding	74	192	109	107	70	63	3
Unit Value	$28.91	$14.85	$16.60	$33.74	$34.15	$11.01	$5.09
Fidelity Personal Retirement:
Units Outstanding	8,172	1,717	1,002	0	0	7,256	2,183
Highest Value	$18.27	$19.72	$17.65	$0	$0	$18.68	$5.27
Lowest Value	$11.54	$11.58	$11.00	$0	$0	$8.68	$5.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$460,085	$198,550	$540,415	$194,054	$129,379	$54,663
Receivable from FILI	0	0	10	2	1	0
Total assets	460,085	198,550	540,425	194,056	129,380	54,663
Liabilities:
Payable to FILI	8	1	0	0	0	0
Total net assets	$460,077	$198,549	$540,425	$194,056	$129,380	$54,663
Net Assets:
Fidelity Retirement Reserves	$36,654	$13,487	$31,323	$7,233	$6,972	$3,002
Fidelity Income Advantage	994	1,932	1,682	836	644	182
Fidelity Personal Retirement	422,429	183,130	507,420	185,987	121,764	51,479
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$460,077	$198,549	$540,425	$194,056	$129,380	$54,663
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,332	1,152	2,577	632	672	300
Unit Value	$11.00	$11.71	$12.15	$11.45	$10.38	$10.02
Fidelity Income Advantage:
Units Outstanding	91	167	140	73	62	18
Unit Value	$10.86	$11.56	$12.00	$11.36	$10.30	$9.94
Fidelity Personal Retirement:
Units Outstanding	37,880	15,730	41,473	15,880	11,459	5,024
Highest Value	$11.39	$12.13	$12.58	$11.76	$10.66	$10.28
Lowest Value	$10.85	$11.01	$11.59	$11.69	$10.60	$10.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$71	$95	$6,532	$24,013	$12,983	$8,443
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,798	0	610	0	2,742	0
Administrative and other charges	120	0	41	0	183	0
Total expenses	1,918	0	651	0	2,925	0
Fidelity Income Advantage:
Mortality and expense risk charges	157	0	176	0	435	0
Administrative and other charges	52	0	59	0	145	0
Total expenses	209	0	235	0	580	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,244	0	531	0	404
Administrative and other charges	0	418	0	192	0	137
Total expenses	0	1,662	0	723	0	541
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	22	0	0	0	0
Administrative and other charges	0	4	0	0	0	0
Total expenses	0	26	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	25	0	0	0	0
Administrative and other charges	0	7	0	0	0	0
Total expenses	0	32	0	0	0	0
Total expenses	2,127	1,720	886	723	3,505	541
Net investment income (loss)	(2,056)	(1,625)	5,646	23,290	9,478	7,902
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(7,471)	326	(423)	2,750
Realized gain distributions	0	0	0	0	40,337	26,028
Net realized gain (loss) on investments	0	0	(7,471)	326	39,914	28,778
Unrealized appreciation (depreciation)	0	0	(2,257)	(36,724)	(68,902)	(48,099)
Net increase (decrease) in net assets from operations	$(2,056)	$(1,625)	$(4,082)	$(13,108)	$(19,510)	$(11,419)

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Class R (c)	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$1,081	$426	$1,338	$0	$2,606	$5,589	$13,994
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,917	0	611	80	0	1,292	0
Administrative and other charges	194	0	41	5	0	86	0
Total expenses	3,111	0	652	85	0	1,378	0
Fidelity Income Advantage:
Mortality and expense risk charges	303	0	65	12	0	397	0
Administrative and other charges	102	0	21	4	0	132	0
Total expenses	405	0	86	16	0	529	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	300	0	0	269	0	779
Administrative and other charges	0	103	0	0	95	0	267
Total expenses	0	403	0	0	364	0	1,046
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,516	403	738	101	364	1,907	1,046
Net investment income (loss)	(2,435)	23	600	(101)	2,242	3,682	12,948
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11,348	8,851	(847)	(7,045)	1,957	(538)	130
Realized gain distributions	13,407	5,938	99	0	204	182	410
Net realized gain (loss) on investments	24,755	14,789	(748)	(7,045)	2,161	(356)	540
Unrealized appreciation (depreciation)	4,114	(1,697)	(334)	10,405	(1,674)	(6,358)	(18,780)
Net increase (decrease) in net assets from operations	$26,434	$13,115	$(482)	$3,259	$2,729	$(3,032)	$(5,292)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,770	$2,639	$33,831	$925	$1,189	$9,607	$10,906
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,547	0	3,129	490	0	6,390	0
Administrative and other charges	103	0	209	33	0	426	0
Total expenses	1,650	0	3,338	523	0	6,816	0
Fidelity Income Advantage:
Mortality and expense risk charges	305	0	439	119	0	756	0
Administrative and other charges	102	0	146	40	0	252	0
Total expenses	407	0	585	159	0	1,008	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	269	1,618	0	152	0	1,656
Administrative and other charges	0	84	577	0	48	0	541
Total expenses	0	353	2,195	0	200	0	2,197
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,057	353	6,118	682	200	7,824	2,197
Net investment income (loss)	1,713	2,286	27,713	243	989	1,783	8,709
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	183	1,695	48,157	2,235	2,232	24,744	18,421
Realized gain distributions	17,157	11,023	1,002	46	63	85,856	93,508
Net realized gain (loss) on investments	17,340	12,718	49,159	2,281	2,295	110,600	111,929
Unrealized appreciation (depreciation)	(20,199)	(15,687)	(62,324)	(2,826)	(4,311)	(112,385)	(116,617)
Net increase (decrease) in net assets from operations	$(1,146)	$(683)	$14,548	$(302)	$(1,027)	$(2)	$4,021

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,433	$30,890	$293	$1,226	$2,580	$3,182
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	906	0	221	0	775	0
Administrative and other charges	60	0	15	0	52	0
Total expenses	966	0	236	0	827	0
Fidelity Income Advantage:
Mortality and expense risk charges	312	0	44	0	188	0
Administrative and other charges	104	0	15	0	63	0
Total expenses	416	0	59	0	251	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,588	0	219	0	254
Administrative and other charges	0	481	0	74	0	84
Total expenses	0	2,069	0	293	0	338
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,943	0	0	0	0
Administrative and other charges	0	2,682	0	0	0	0
Total expenses	0	12,625	0	0	0	0
Total expenses	1,382	14,694	295	293	1,078	338
Net investment income (loss)	1,051	16,196	(2)	933	1,502	2,844
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,398	21,941	2,063	4,220	3,462	7,245
Realized gain distributions	4,824	58,536	2,012	7,354	6,532	8,208
Net realized gain (loss) on investments	6,222	80,477	4,075	11,574	9,994	15,453
Unrealized appreciation (depreciation)	(7,641)	(104,005)	(3,913)	(12,415)	(15,453)	(23,738)
Net increase (decrease) in net assets from operations	$(368)	$(7,332)	$160	$92	$(3,957)	$(5,441)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$168	$320	$1,728	$2,076	$547	$1,115
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	557	0	2,241	0	287	0
Administrative and other charges	37	0	149	0	19	0
Total expenses	594	0	2,390	0	306	0
Fidelity Income Advantage:
Mortality and expense risk charges	112	0	449	0	72	0
Administrative and other charges	38	0	149	0	24	0
Total expenses	150	0	598	0	96	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	293	0	700	0	117
Administrative and other charges	0	103	0	239	0	43
Total expenses	0	396	0	939	0	160
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	744	396	2,988	939	402	160
Net investment income (loss)	(576)	(76)	(1,260)	1,137	145	955
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,028	12,677	3,783	3,310	1,008	3,513
Realized gain distributions	9,078	23,921	42,431	52,079	38	66
Net realized gain (loss) on investments	15,106	36,598	46,214	55,389	1,046	3,579
Unrealized appreciation (depreciation)	(11,437)	(31,802)	(51,842)	(67,082)	(2,883)	(8,206)
Net increase (decrease) in net assets from operations	$3,093	$4,720	$(6,888)	$(10,556)	$(1,692)	$(3,672)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$560	$1,397	$88	$181	$615	$1,220
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	171	0	407	0	372	0
Administrative and other charges	11	0	27	0	25	0
Total expenses	182	0	434	0	397	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	56	0	51	0
Administrative and other charges	8	0	19	0	16	0
Total expenses	30	0	75	0	67	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	102	0	263	0	151
Administrative and other charges	0	33	0	95	0	52
Total expenses	0	135	0	358	0	203
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	212	135	509	358	464	203
Net investment income (loss)	348	1,262	(421)	(177)	151	1,017
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	987	2,352	361	992	(2,681)	(279)
Realized gain distributions	916	2,438	3,224	9,432	1,839	3,015
Net realized gain (loss) on investments	1,903	4,790	3,585	10,424	(842)	2,736
Unrealized appreciation (depreciation)	(5,497)	(14,143)	(166)	(1,070)	(11,527)	(27,772)
Net increase (decrease) in net assets from operations	$(3,246)	$(8,091)	$2,998	$9,177	$(12,218)	$(24,019)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$0	$0	$221	$838	$290	$785
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,534	0	135	0	229	0
Administrative and other charges	102	0	9	0	15	0
Total expenses	1,636	0	144	0	244	0
Fidelity Income Advantage:
Mortality and expense risk charges	203	0	16	0	40	0
Administrative and other charges	68	0	6	0	14	0
Total expenses	271	0	22	0	54	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,103	0	97	0	143
Administrative and other charges	0	382	0	37	0	50
Total expenses	0	1,485	0	134	0	193
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,907	1,485	166	134	298	193
Net investment income (loss)	(1,907)	(1,485)	55	704	(8)	592
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	24,359	47,139	48	3,824	1,946	3,797
Realized gain distributions	27,032	84,875	0	0	3,690	9,809
Net realized gain (loss) on investments	51,391	132,014	48	3,824	5,636	13,606
Unrealized appreciation (depreciation)	(39,584)	(103,181)	(1,087)	(7,776)	(6,560)	(16,418)
Net increase (decrease) in net assets from operations	$9,900	$27,348	$(984)	$(3,248)	$(932)	$(2,220)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$178	$622	$978	$3,683	$2,169	$24,347
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	152	0	352	0	538	0
Administrative and other charges	10	0	24	0	36	0
Total expenses	162	0	376	0	574	0
Fidelity Income Advantage:
Mortality and expense risk charges	29	0	52	0	93	0
Administrative and other charges	10	0	17	0	31	0
Total expenses	39	0	69	0	124	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	150	0	286	0	1,332
Administrative and other charges	0	54	0	103	0	454
Total expenses	0	204	0	389	0	1,786
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	201	204	445	389	698	1,786
Net investment income (loss)	(23)	418	533	3,294	1,471	22,561
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	459	1,280	(344)	6,310	2	537
Realized gain distributions	2,020	8,943	1,154	4,473	172	1,951
Net realized gain (loss) on investments	2,479	10,223	810	10,783	174	2,488
Unrealized appreciation (depreciation)	(2,216)	(7,794)	(261)	(9,138)	(3,474)	(41,004)
Net increase (decrease) in net assets from operations	$240	$2,847	$1,082	$4,939	$(1,829)	$(15,955)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)	VIP – Growth Strategies Investor Class (c)	VIP – Capital Appreciation (a)	VIP – Capital Appreciation, Class R (c)	VIP – Capital Appreciation, Investor Class (b)	VIP – Value Leaders (c)	VIP – Value Leaders Investor Class (c)
Income:
Dividends	$1	$0	$9	$27	$1,024	$134	$345
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	0	36	0	16	0
Administrative and other charges	1	0	0	2	0	1	0
Total expenses	19	0	0	38	0	17	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	0	6	0	3	0
Administrative and other charges	1	0	0	2	0	1	0
Total expenses	6	0	0	8	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	0	186	0	11
Administrative and other charges	0	5	0	0	68	0	3
Total expenses	0	19	0	0	254	0	14
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	25	19	0	46	254	21	14
Net investment income (loss)	(24)	(19)	9	(19)	770	113	331
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	731	1,538	(28)	142	2,570	233	1,291
Realized gain distributions	959	3,596	0	0	0	0	0
Net realized gain (loss) on investments	1,690	5,134	(28)	142	2,570	233	1,291
Unrealized appreciation (depreciation)	(1,089)	(2,868)	(544)	782	(1,468)	(22)	(731)
Net increase (decrease) in net assets from operations	$577	$2,247	$(563)	$905	$1,872	$324	$891

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Growth Stock (c)	VIP – Growth Stock Investor Class (c)	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$321	$1,484	$52	$257	$199	$1,066
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	161	0	40	0	92	0
Administrative and other charges	11	0	3	0	6	0
Total expenses	172	0	43	0	98	0
Fidelity Income Advantage:
Mortality and expense risk charges	31	0	8	0	0	0
Administrative and other charges	10	0	2	0	0	0
Total expenses	41	0	10	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	179	0	52	0	104
Administrative and other charges	0	60	0	17	0	32
Total expenses	0	239	0	69	0	136
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	213	239	53	69	98	136
Net investment income (loss)	108	1,245	(1)	188	101	930
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	521	2,022	720	2,319	72	653
Realized gain distributions	3,399	16,429	2,134	11,706	15	82
Net realized gain (loss) on investments	3,920	18,451	2,854	14,025	87	735
Unrealized appreciation (depreciation)	(4,666)	(21,665)	(1,563)	(7,103)	(311)	(2,073)
Net increase (decrease) in net assets from operations	$(638)	$(1,969)	$1,290	$7,110	$(123)	$(408)

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$117	$323	$215	$978	$497	$1,647
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	54	0	99	0	215	0
Administrative and other charges	4	0	7	0	14	0
Total expenses	58	0	106	0	229	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	32	0	105	0	172
Administrative and other charges	0	10	0	28	0	46
Total expenses	0	42	0	133	0	218
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	58	42	106	133	229	218
Net investment income (loss)	59	281	109	845	268	1,429
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36	122	273	649	493	1,618
Realized gain distributions	14	40	34	129	143	283
Net realized gain (loss) on investments	50	162	307	778	636	1,901
Unrealized appreciation (depreciation)	(187)	(535)	(490)	(1,944)	(1,180)	(3,855)
Net increase (decrease) in net assets from operations	$(78)	$(92)	$(74)	$(321)	$(276)	$(525)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$489	$3,099	$260	$2,711	$312	$2,277
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	207	0	114	0	130	0
Administrative and other charges	14	0	8	0	9	0
Total expenses	221	0	122	0	139	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	313	0	249	0	241
Administrative and other charges	0	87	0	72	0	66
Total expenses	0	400	0	321	0	307
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	221	400	122	321	139	307
Net investment income (loss)	268	2,699	138	2,390	173	1,970
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	510	2,767	439	2,506	242	2,303
Realized gain distributions	115	535	79	516	94	591
Net realized gain (loss) on investments	625	3,302	518	3,022	336	2,894
Unrealized appreciation (depreciation)	(1,186)	(7,150)	(758)	(6,854)	(629)	(5,910)
Net increase (decrease) in net assets from operations	$(293)	$(1,149)	$(102)	$(1,442)	$(120)	$(1,046)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Income:
Dividends	$251	$602	$388	$175	$954	$7,976	$14,159
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	203	0	409	682
Administrative and other charges	0	0	0	13	0	27	45
Total expenses	0	0	0	216	0	436	727
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	26	0	104	412
Administrative and other charges	0	0	0	9	0	35	137
Total expenses	0	0	0	35	0	139	549
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	246	978	1,719
Administrative and other charges	0	0	0	0	89	304	506
Total expenses	0	0	0	0	335	1,282	2,225
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	62	148	88	0	0	48	422
Administrative and other charges	12	29	17	0	0	10	84
Total expenses	74	177	105	0	0	58	506
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	74	177	105	251	335	1,915	4,007
Net investment income (loss)	177	425	283	(76)	619	6,061	10,152
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	75	283	152	1,364	3,874	4,764	19,998
Realized gain distributions	96	66	72	65	350	21,382	41,212
Net realized gain (loss) on investments	171	349	224	1,429	4,224	26,146	61,210
Unrealized appreciation (depreciation)	(458)	(1,029)	(655)	(2,155)	(10,185)	(34,232)	(73,840)
Net increase (decrease) in net assets from operations	$(110)	$(255)	$(148)	$(802)	$(5,342)	$(2,025)	$(2,478)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$18,778	$9,587	$5,325	$365	$2,653	$162	$504
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	309	384	244	147	0	91	0
Administrative and other charges	21	26	16	10	0	6	0
Total expenses	330	410	260	157	0	97	0
Fidelity Income Advantage:
Mortality and expense risk charges	160	238	97	21	0	9	0
Administrative and other charges	53	79	32	7	0	3	0
Total expenses	213	317	129	28	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	1,126	1,493	490	0	243	0	61
Administrative and other charges	344	448	153	0	82	0	21
Total expenses	1,470	1,941	643	0	325	0	82
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	438	87	54	0	0	0	0
Administrative and other charges	88	17	11	0	0	0	0
Total expenses	526	104	65	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,507	0	0	0	0	0	0
Administrative and other charges	2,210	0	0	0	0	0	0
Total expenses	10,717	0	0	0	0	0	0
Total expenses	13,256	2,772	1,097	185	325	109	82
Net investment income (loss)	5,522	6,815	4,228	180	2,328	53	422
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	35,108	14,945	9,357	940	4,462	211	517
Realized gain distributions	117,988	22,475	13,186	1,476	10,224	1,345	4,146
Net realized gain (loss) on investments	153,096	37,420	22,543	2,416	14,686	1,556	4,663
Unrealized appreciation (depreciation)	(165,578)	(44,582)	(27,077)	(683)	(1,996)	(2,840)	(8,650)
Net increase (decrease) in net assets from operations	$(6,960)	$(347)	$(306)	$1,913	$15,018	$(1,231)	$(3,565)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets, Class R (c)	VIP – Emerging Markets Investor Class (b)	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$49	$242	$0	$6	$140	$162	$3,758
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	21	0	0	20	0	15	0
Administrative and other charges	2	0	0	1	0	1	0
Total expenses	23	0	0	21	0	16	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	0	1	0	2	0
Administrative and other charges	1	0	0	0	0	1	0
Total expenses	4	0	0	1	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	26	0	0	39	0	106
Administrative and other charges	0	9	0	0	14	0	43
Total expenses	0	35	0	0	53	0	149
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	27	35	0	22	53	19	149
Net investment income (loss)	22	207	0	(16)	87	143	3,609
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	30	232	(248)	(853)	(77)	(38)	(37)
Realized gain distributions	0	0	0	0	0	0	0
Net realized gain (loss) on investments	30	232	(248)	(853)	(77)	(38)	(37)
Unrealized appreciation (depreciation)	(29)	(342)	(870)	1,203	(3,163)	(195)	(4,575)
Net increase (decrease) in net assets from operations	$23	$97	$(1,118)	$334	$(3,153)	$(90)	$(1,003)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity
Income:
Dividends	$573	$7,853	$653	$316	$0	$27
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	251	130	70	67	190	132
Administrative and other charges	17	9	5	5	13	9
Total expenses	268	139	75	72	203	141
Fidelity Income Advantage:
Mortality and expense risk charges	31	19	24	15	31	21
Administrative and other charges	10	6	8	5	10	7
Total expenses	41	25	32	20	41	28
Fidelity Personal Retirement:
Mortality and expense risk charges	50	172	40	19	0	0
Administrative and other charges	16	64	13	6	0	0
Total expenses	66	236	53	25	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	375	400	160	117	244	169
Net investment income (loss)	198	7,453	493	199	(244)	(142)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,604)	(1,966)	(889)	1,034	93	80
Realized gain distributions	0	0	307	818	4,297	2,061
Net realized gain (loss) on investments	(5,604)	(1,966)	(582)	1,852	4,390	2,141
Unrealized appreciation (depreciation)	(2,167)	(7,165)	(2,526)	(2,496)	(4,629)	(2,731)
Net increase (decrease) in net assets from operations	$(7,573)	$(1,678)	$(2,615)	$(445)	$(483)	$(732)

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$1,457	$576	$16,287	$8,608	$27,549	$1,984	$11,549	$1,075
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	120	2	293	113	245	59	57	18
Administrative and other charges	8	0	20	8	16	4	4	1
Total expenses	128	2	313	121	261	63	61	19
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	8	15	13	7	5	2
Administrative and other charges	2	0	3	5	4	2	2	1
Total expenses	9	0	11	20	17	9	7	3
Fidelity Personal Retirement:
Mortality and expense risk charges	139	17	605	287	786	287	182	62
Administrative and other charges	48	7	220	103	260	96	68	21
Total expenses	187	24	825	390	1,046	383	250	83
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	324	26	1,149	531	1,324	455	318	105
Net investment income (loss)	1,133	550	15,138	8,077	26,225	1,529	11,231	970
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,145)	(529)	333	(3,565)	4	360	(964)	74
Realized gain distributions	301	0	0	0	5,801	10,465	750	0
Net realized gain (loss) on investments	(3,844)	(529)	333	(3,565)	5,805	10,825	(214)	74
Unrealized appreciation (depreciation)	(20,761)	(3,949)	(14,983)	(10,648)	(30,857)	(14,883)	(17,678)	(991)
Net increase (decrease) in net assets from operations	$(23,472)	$(3,928)	$488	$(6,136)	$1,173	$(2,529)	$(6,661)	$53

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)		VIP – Government Money Market Investor Class (b)		VIP – High Income		VIP – High Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2,056)	$(2,404)	$(1,625)	$(1,673)	$5,646	$5,475	$23,290	$21,561
Net realized gain (loss) on investments	0	0	0	0	(7,471)	(8,823)	326	3,695
Unrealized appreciation (depreciation)	0	0	0	0	(2,257)	4,140	(36,724)	(20,654)
Net increase (decrease) in net assets from operations	(2,056)	(2,404)	(1,625)	(1,673)	(4,082)	792	(13,108)	4,602
Contract Transactions:
Payments received from contract owners	3,226	4,440	1,222,990	1,240,865	495	983	12,000	18,425
Transfers between sub-accounts and the fixed account, net	41,798	8,982	(816,042)	(1,010,828)	(7,198)	(11,722)	(31,807)	(40,435)
Contract benefits	(5,646)	(6,564)	(47,732)	(62,192)	(3,463)	(3,626)	(202)	(156)
Contract terminations	(57,614)	(55,197)	(270,317)	(231,620)	(4,115)	(3,608)	(13,705)	(14,360)
Contract maintenance charges	(69)	(82)	0	0	(16)	(19)	0	0
Other transfers (to) from FILI, net	(919)	(357)	(15)	1	(191)	(224)	(2)	0
Net increase (decrease) in net assets from contract transactions	(19,224)	(48,778)	88,884	(63,774)	(14,488)	(18,216)	(33,716)	(36,526)
Total increase (decrease) in net assets	(21,280)	(51,182)	87,259	(65,447)	(18,570)	(17,424)	(46,824)	(31,924)
Net Assets:
Beginning of period	275,096	326,278	847,543	912,990	109,907	127,331	378,042	409,966
End of period	$253,816	$275,096	$934,802	$847,543	$91,337	$109,907	$331,218	$378,042
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9,478	$8,930	$7,902	$7,528	$(2,435)	$(2,790)	$23	$(119)
Net realized gain (loss) on investments	39,914	8,603	28,778	10,704	24,755	7,738	14,789	11,724
Unrealized appreciation (depreciation)	(68,902)	17,093	(48,099)	4,157	4,114	37,889	(1,697)	5,166
Net increase (decrease) in net assets from operations	(19,510)	34,626	(11,419)	22,389	26,434	42,837	13,115	16,771
Contract Transactions:
Payments received from contract owners	895	1,066	3,541	7,192	1,144	1,939	5,283	4,108
Transfers between sub-accounts and the fixed account, net	(19,760)	(22,655)	(22,124)	1,681	(18,563)	(13,357)	20,804	27,091
Contract benefits	(11,459)	(11,270)	(290)	(42)	(7,795)	(7,246)	(2)	(3)
Contract terminations	(17,422)	(18,554)	(7,221)	(7,617)	(19,415)	(17,391)	(3,965)	(4,571)
Contract maintenance charges	(69)	(77)	0	0	(85)	(89)	0	0
Other transfers (to) from FILI, net	(680)	(147)	2	22	(410)	(266)	2	28
Net increase (decrease) in net assets from contract transactions	(48,495)	(51,637)	(26,092)	1,236	(45,124)	(36,410)	22,122	26,653
Total increase (decrease) in net assets	(68,005)	(17,011)	(37,511)	23,625	(18,690)	6,427	35,237	43,424
Net Assets:
Beginning of period	453,370	470,381	293,306	269,681	434,211	427,784	190,305	146,881
End of period	$385,365	$453,370	$255,795	$293,306	$415,521	$434,211	$225,542	$190,305

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (c)		VIP – Overseas, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$600	$339	$(101)	$180	$2,242	$1,843
Net realized gain (loss) on investments	(748)	(1,723)	(7,045)	(397)	2,161	2,839
Unrealized appreciation (depreciation)	(334)	(5,251)	10,405	(3,514)	(1,674)	(19,851)
Net increase (decrease) in net assets from operations	(482)	(6,635)	3,259	(3,731)	2,729	(15,169)
Contract Transactions:
Payments received from contract owners	180	0	138	623	9,210	4,596
Transfers between sub-accounts and the fixed account, net	35,154	(4,300)	(38,739)	(4,234)	30,091	(3,849)
Contract benefits	(1,449)	(888)	(244)	(715)	(219)	(39)
Contract terminations	(3,232)	(2,512)	(356)	(1,204)	(4,485)	(4,254)
Contract maintenance charges	(18)	(15)	(2)	(11)	(1)	(3)
Other transfers (to) from FILI, net	(14)	(40)	(10)	27	4	0
Net increase (decrease) in net assets from contract transactions	30,621	(7,755)	(39,213)	(5,514)	34,600	(3,549)
Total increase (decrease) in net assets	30,139	(14,390)	(35,954)	(9,245)	37,329	(18,718)
Net Assets:
Beginning of period	64,776	79,166	35,954	45,199	159,847	178,565
End of period	$94,915	$64,776	$0	$35,954	$197,176	$159,847

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$3,682	$3,079	$12,948	$10,006	$1,713	$1,652	$2,286	$2,010
Net realized gain (loss) on investments	(356)	(425)	540	608	17,340	14,021	12,718	8,684
Unrealized appreciation (depreciation)	(6,358)	8,963	(18,780)	11,931	(20,199)	(2,693)	(15,687)	(3,544)
Net increase (decrease) in net assets from operations	(3,032)	11,617	(5,292)	22,545	(1,146)	12,980	(683)	7,150
Contract Transactions:
Payments received from contract owners	686	694	16,871	16,334	800	950	5,497	8,292
Transfers between sub-accounts and the fixed account, net	(3,060)	(4,978)	46,366	101,447	(6,936)	(7,927)	10,932	28,459
Contract benefits	(7,278)	(7,619)	(358)	(111)	(8,289)	(8,393)	0	(8)
Contract terminations	(12,003)	(9,759)	(27,256)	(22,258)	(10,176)	(10,786)	(6,024)	(6,056)
Contract maintenance charges	(32)	(36)	0	0	(43)	(46)	0	0
Other transfers (to) from FILI, net	(200)	(617)	2	2	(373)	(401)	0	0
Net increase (decrease) in net assets from contract transactions	(21,887)	(22,315)	35,625	95,414	(25,017)	(26,603)	10,405	30,687
Total increase (decrease) in net assets	(24,919)	(10,698)	30,333	117,959	(26,163)	(13,623)	9,722	37,837
Net Assets:
Beginning of period	235,750	246,448	504,641	386,682	254,609	268,232	158,725	120,888
End of period	$210,831	$235,750	$534,974	$504,641	$228,446	$254,609	$168,447	$158,725

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$27,713	$18,404	$243	$190	$989	$706
Net realized gain (loss) on investments	49,159	36,657	2,281	1,597	2,295	2,395
Unrealized appreciation (depreciation)	(62,324)	109,423	(2,826)	2,463	(4,311)	66
Net increase (decrease) in net assets from operations	14,548	164,484	(302)	4,250	(1,027)	3,167
Contract Transactions:
Payments received from contract owners	46,560	42,224	133	480	3,909	4,297
Transfers between sub-accounts and the fixed account, net	152,264	183,854	(3,406)	(2,479)	17,213	21,385
Contract benefits	(10,313)	(9,361)	(2,777)	(2,188)	(14)	0
Contract terminations	(39,906)	(34,203)	(4,518)	(2,451)	(1,479)	(1,561)
Contract maintenance charges	(81)	(82)	(16)	(17)	0	0
Other transfers (to) from FILI, net	(457)	240	(48)	(90)	0	(1)
Net increase (decrease) in net assets from contract transactions	148,067	182,672	(10,632)	(6,745)	19,629	24,120
Total increase (decrease) in net assets	162,615	347,156	(10,934)	(2,495)	18,602	27,287
Net Assets:
Beginning of period	1,529,550	1,182,394	84,329	86,824	81,069	53,782
End of period	$1,692,165	$1,529,550	$73,395	$84,329	$99,671	$81,069

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$1,783	$1,157	$8,709	$7,000	$1,051	$1,021	$16,196	$12,247
Net realized gain (loss) on investments	110,600	47,359	111,929	40,102	6,222	20,150	80,477	239,310
Unrealized appreciation (depreciation)	(112,385)	52,449	(116,617)	59,543	(7,641)	(7,424)	(104,005)	(93,404)
Net increase (decrease) in net assets from operations	(2)	100,965	4,021	106,645	(368)	13,747	(7,332)	158,153
Contract Transactions:
Payments received from contract owners	2,617	2,769	28,968	29,101	1,631	2,126	77,737	51,086
Transfers between sub-accounts and the fixed account, net	(37,173)	(42,230)	53,705	44,235	4,632	5,526	190,829	144,115
Contract benefits	(17,606)	(16,153)	(352)	(94)	(5,039)	(4,846)	(2,615)	(2,005)
Contract terminations	(33,717)	(33,215)	(25,562)	(25,949)	(6,540)	(5,737)	(103,587)	(106,620)
Contract maintenance charges	(182)	(191)	0	0	(22)	(21)	0	0
Other transfers (to) from FILI, net	(290)	287	3	16	(479)	(192)	18	(9)
Net increase (decrease) in net assets from contract transactions	(86,351)	(88,733)	56,762	47,309	(5,817)	(3,144)	162,382	86,567
Total increase (decrease) in net assets	(86,353)	12,232	60,783	153,954	(6,185)	10,603	155,050	244,720
Net Assets:
Beginning of period	982,780	970,548	1,042,796	888,842	161,491	150,888	1,907,723	1,663,003
End of period	$896,427	$982,780	$1,103,579	$1,042,796	$155,306	$161,491	$2,062,773	$1,907,723

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2)	$(118)	$933	$254	$1,502	$1,204	$2,844	$2,518
Net realized gain (loss) on investments	4,075	3,288	11,574	10,767	9,994	3,375	15,453	5,449
Unrealized appreciation (depreciation)	(3,913)	(194)	(12,415)	38	(15,453)	7,786	(23,738)	5,922
Net increase (decrease) in net assets from operations	160	2,976	92	11,059	(3,957)	12,365	(5,441)	13,889
Contract Transactions:
Payments received from contract owners	306	320	6,285	7,060	327	467	4,448	5,245
Transfers between sub-accounts and the fixed account, net	(989)	2,034	18,113	16,355	(8,442)	(833)	(14,648)	35,137
Contract benefits	(803)	(859)	(32)	(4)	(3,798)	(4,273)	(12)	(8)
Contract terminations	(1,453)	(906)	(3,179)	(2,465)	(4,248)	(4,421)	(4,049)	(3,981)
Contract maintenance charges	(7)	(6)	0	0	(25)	(27)	0	0
Other transfers (to) from FILI, net	(16)	(18)	3	1	(11)	21	(3)	2
Net increase (decrease) in net assets from contract transactions	(2,962)	565	21,190	20,947	(16,197)	(9,066)	(14,264)	36,395
Total increase (decrease) in net assets	(2,802)	3,541	21,282	32,006	(20,154)	3,299	(19,705)	50,284
Net Assets:
Beginning of period	35,546	32,005	129,355	97,349	136,468	133,169	168,988	118,704
End of period	$32,744	$35,546	$150,637	$129,355	$116,314	$136,468	$149,283	$168,988
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(576)	$(502)	$(76)	$(57)	$(1,260)	$(2,197)	$1,137	$(72)
Net realized gain (loss) on investments	15,106	5,510	36,598	12,712	46,214	16,913	55,389	15,869
Unrealized appreciation (depreciation)	(11,437)	3,090	(31,802)	201	(51,842)	4,639	(67,082)	9,186
Net increase (decrease) in net assets from operations	3,093	8,098	4,720	12,856	(6,888)	19,355	(10,556)	24,983
Contract Transactions:
Payments received from contract owners	196	353	6,157	2,949	572	1,057	7,540	9,357
Transfers between sub-accounts and the fixed account, net	15,118	(9,431)	117,043	1,051	(12,082)	(24,076)	31,218	3,667
Contract benefits	(1,905)	(1,767)	(34)	(50)	(8,496)	(8,496)	(77)	(66)
Contract terminations	(2,613)	(2,564)	(5,780)	(3,231)	(12,037)	(11,369)	(9,873)	(9,223)
Contract maintenance charges	(16)	(17)	0	0	(63)	(66)	0	0
Other transfers (to) from FILI, net	(14)	41	(1)	0	77	124	(5)	0
Net increase (decrease) in net assets from contract transactions	10,766	(13,385)	117,385	719	(32,029)	(42,826)	28,803	3,735
Total increase (decrease) in net assets	13,859	(5,287)	122,105	13,575	(38,917)	(23,471)	18,247	28,718
Net Assets:
Beginning of period	78,483	83,770	127,583	114,008	365,029	388,500	442,609	413,891
End of period	$92,342	$78,483	$249,688	$127,583	$326,112	$365,029	$460,856	$442,609

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$145	$58	$955	$610	$348	$301	$1,262	$1,222
Net realized gain (loss) on investments	1,046	1,193	3,579	4,518	1,903	1,940	4,790	6,054
Unrealized appreciation (depreciation)	(2,883)	1,695	(8,206)	(433)	(5,497)	2,905	(14,143)	4,576
Net increase (decrease) in net assets from operations	(1,692)	2,946	(3,672)	4,695	(3,246)	5,146	(8,091)	11,852
Contract Transactions:
Payments received from contract owners	199	222	1,436	1,315	165	324	1,705	3,925
Transfers between sub-accounts and the fixed account, net	(812)	(10,944)	19,428	(9,753)	(8,450)	6,265	(26,268)	27,041
Contract benefits	(1,168)	(1,652)	(7)	(7)	(589)	(778)	(12)	(10)
Contract terminations	(1,533)	(2,078)	(2,033)	(3,155)	(935)	(1,018)	(2,598)	(1,890)
Contract maintenance charges	(7)	(8)	0	0	(10)	(14)	(24)	(17)
Other transfers (to) from FILI, net	(48)	(24)	0	(1)	(36)	(18)	(1)	2
Net increase (decrease) in net assets from contract transactions	(3,369)	(14,484)	18,824	(11,601)	(9,855)	4,761	(27,198)	29,051
Total increase (decrease) in net assets	(5,061)	(11,538)	15,152	(6,906)	(13,101)	9,907	(35,289)	40,903
Net Assets:
Beginning of period	49,610	61,148	79,927	86,833	33,446	23,539	87,778	46,875
End of period	$44,549	$49,610	$95,079	$79,927	$20,345	$33,446	$52,489	$87,778
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(421)	$(428)	$(177)	$(204)	$151	$0	$1,017	$664
Net realized gain (loss) on investments	3,585	9,695	10,424	22,597	(842)	1,659	2,736	3,032
Unrealized appreciation (depreciation)	(166)	(3,516)	(1,070)	(8,217)	(11,527)	(12,545)	(27,772)	(19,938)
Net increase (decrease) in net assets from operations	2,998	5,751	9,177	14,176	(12,218)	(10,886)	(24,019)	(16,242)
Contract Transactions:
Payments received from contract owners	84	167	7,663	6,847	200	309	7,687	4,511
Transfers between sub-accounts and the fixed account, net	1,573	3,338	43,391	35,474	(7,766)	(4,542)	15,642	11,189
Contract benefits	(1,139)	(989)	(11)	(65)	(1,479)	(2,635)	(46)	(55)
Contract terminations	(1,839)	(1,989)	(3,451)	(3,176)	(1,554)	(2,665)	(1,729)	(3,695)
Contract maintenance charges	(22)	(24)	(29)	(23)	(23)	(30)	(44)	(31)
Other transfers (to) from FILI, net	(25)	(16)	(4)	(3)	(21)	(96)	4	(4)
Net increase (decrease) in net assets from contract transactions	(1,368)	487	47,559	39,054	(10,643)	(9,659)	21,514	11,915
Total increase (decrease) in net assets	1,630	6,238	56,736	53,230	(22,861)	(20,545)	(2,505)	(4,327)
Net Assets:
Beginning of period	61,188	54,950	163,974	110,744	65,148	85,693	92,315	96,642
End of period	$62,818	$61,188	$220,710	$163,974	$42,287	$65,148	$89,810	$92,315

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(1,907)	$(1,472)	$(1,485)	$(926)	$55	$56	$704	$699
Net realized gain (loss) on investments	51,391	31,098	132,014	64,323	48	796	3,824	3,622
Unrealized appreciation (depreciation)	(39,584)	17,470	(103,181)	61,840	(1,087)	1,057	(7,776)	2,185
Net increase (decrease) in net assets from operations	9,900	47,096	27,348	125,237	(984)	1,909	(3,248)	6,506
Contract Transactions:
Payments received from contract owners	1,489	1,271	44,888	28,634	46	62	2,425	3,664
Transfers between sub-accounts and the fixed account, net	(5,882)	20,895	85,717	119,736	(958)	(4,648)	6,926	13,088
Contract benefits	(4,213)	(3,156)	(87)	(142)	(289)	(351)	(26)	0
Contract terminations	(8,348)	(4,174)	(15,947)	(11,165)	(471)	(482)	(1,314)	(1,400)
Contract maintenance charges	(115)	(92)	(114)	(130)	(15)	(9)	(10)	(10)
Other transfers (to) from FILI, net	(167)	69	27	3	(2)	24	0	(9)
Net increase (decrease) in net assets from contract transactions	(17,236)	14,813	114,484	136,936	(1,689)	(5,404)	8,001	15,333
Total increase (decrease) in net assets	(7,336)	61,909	141,832	262,173	(2,673)	(3,495)	4,753	21,839
Net Assets:
Beginning of period	211,292	149,383	610,573	348,400	21,441	24,936	75,988	54,149
End of period	$203,956	$211,292	$752,405	$610,573	$18,768	$21,441	$80,741	$75,988
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(8)	$(32)	$592	$636	$(23)	$(92)	$418	$166
Net realized gain (loss) on investments	5,636	5,004	13,606	11,176	2,479	4,116	10,223	13,229
Unrealized appreciation (depreciation)	(6,560)	(2,781)	(16,418)	(5,856)	(2,216)	(2,680)	(7,794)	(7,223)
Net increase (decrease) in net assets from operations	(932)	2,191	(2,220)	5,956	240	1,344	2,847	6,172
Contract Transactions:
Payments received from contract owners	54	267	2,837	3,668	53	81	5,069	1,904
Transfers between sub-accounts and the fixed account, net	(6,526)	(8,322)	(12,706)	(14,496)	18,784	(10,109)	65,655	(25,456)
Contract benefits	(972)	(847)	(2)	(99)	(686)	(486)	(29)	(57)
Contract terminations	(1,514)	(1,149)	(1,869)	(2,782)	(700)	(529)	(2,062)	(2,314)
Contract maintenance charges	(7)	(14)	(23)	(16)	(8)	(8)	(27)	(47)
Other transfers (to) from FILI, net	(1)	(71)	5	(10)	49	7	6	(15)
Net increase (decrease) in net assets from contract transactions	(8,966)	(10,136)	(11,758)	(13,735)	17,492	(11,044)	68,612	(25,985)
Total increase (decrease) in net assets	(9,898)	(7,945)	(13,978)	(7,779)	17,732	(9,700)	71,459	(19,813)
Net Assets:
Beginning of period	42,638	50,583	109,165	116,944	19,323	29,023	79,154	98,967
End of period	$32,740	$42,638	$95,187	$109,165	$37,055	$19,323	$150,613	$79,154

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$533	$518	$3,294	$2,873	$1,471	$1,924	$22,561	$25,579
Net realized gain (loss) on investments	810	3,529	10,783	13,256	174	1,663	2,488	13,476
Unrealized appreciation (depreciation)	(261)	8,257	(9,138)	24,176	(3,474)	(838)	(41,004)	(10,528)
Net increase (decrease) in net assets from operations	1,082	12,304	4,939	40,305	(1,829)	2,749	(15,955)	28,527
Contract Transactions:
Payments received from contract owners	472	370	6,965	6,012	596	893	27,304	37,253
Transfers between sub-accounts and the fixed account, net	(3,606)	4,358	(3,592)	30,552	(8,598)	(8,324)	(38,173)	11,219
Contract benefits	(973)	(849)	0	(29)	(2,026)	(1,915)	(356)	(420)
Contract terminations	(1,548)	(1,692)	(5,559)	(4,254)	(4,039)	(4,912)	(42,495)	(37,127)
Contract maintenance charges	(12)	(12)	0	0	(13)	(15)	0	0
Other transfers (to) from FILI, net	(17)	41	2	1	(62)	(47)	1	(5)
Net increase (decrease) in net assets from contract transactions	(5,684)	2,216	(2,184)	32,282	(14,142)	(14,320)	(53,719)	10,920
Total increase (decrease) in net assets	(4,602)	14,520	2,755	72,587	(15,971)	(11,571)	(69,674)	39,447
Net Assets:
Beginning of period	55,826	41,306	199,704	127,117	89,899	101,470	912,285	872,838
End of period	$51,224	$55,826	$202,459	$199,704	$73,928	$89,899	$842,611	$912,285

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)		VIP – Growth Strategies Investor Class (c)		VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)		VIP – International Capital Appreciation, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(24)	$(48)	$(19)	$(14)	$9	$(19)	$(69)	$770	$171
Net realized gain (loss) on investments	1,690	291	5,134	1,076	(28)	142	261	2,570	2,946
Unrealized appreciation (depreciation)	(1,089)	508	(2,868)	1,185	(544)	782	114	(1,468)	(878)
Net increase (decrease) in net assets from operations	577	751	2,247	2,247	(563)	905	306	1,872	2,239
Contract Transactions:
Payments received from contract owners	5	55	400	319	3	160	35	10,380	5,011
Transfers between sub- accounts and the fixed account, net	(8,061)	(4)	(28,657)	9,784	17,247	(16,696)	397	38,875	16,568
Contract benefits	(47)	(144)	0	(2)	(189)	(71)	(344)	(19)	(37)
Contract terminations	(36)	(126)	(301)	(1,331)	(407)	(494)	(405)	(2,479)	(2,314)
Contract maintenance charges	(1)	(1)	0	0	(2)	(3)	(3)	(5)	(16)
Other transfers (to) from FILI, net	1	6	3	1	(3)	0	0	5	(1)
Net increase (decrease) in net assets from contract transactions	(8,139)	(214)	(28,555)	8,771	16,649	(17,104)	(320)	46,757	19,211
Total increase (decrease) in net assets	(7,562)	537	(26,308)	11,018	16,086	(16,199)	(14)	48,629	21,450
Net Assets:
Beginning of period	7,562	7,025	26,308	15,290	0	16,199	16,213	102,163	80,713
End of period	$0	$7,562	$0	$26,308	$16,086	$0	$16,199	$150,792	$102,163

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Leaders (c)		VIP – Value Leaders Investor Class (c)		VIP – Value		VIP – Value Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$113	$26	$331	$175	$108	$120	$1,245	$1,070
Net realized gain (loss) on investments	233	164	1,291	808	3,920	1,412	18,451	6,016
Unrealized appreciation (depreciation)	(22)	632	(731)	1,179	(4,666)	519	(21,665)	1,699
Net increase (decrease) in net assets from operations	324	822	891	2,162	(638)	2,051	(1,969)	8,785
Contract Transactions:
Payments received from contract owners	4	11	26	370	75	216	5,404	3,319
Transfers between sub-accounts and the fixed account, net	(7,820)	(548)	(19,933)	(93)	2,486	2,142	14,191	23,214
Contract benefits	(46)	(210)	0	0	(633)	(452)	(1)	(21)
Contract terminations	(109)	(156)	(631)	(425)	(1,040)	(551)	(3,004)	(1,930)
Contract maintenance charges	0	(1)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	(1)	(35)	0	0	(33)	6	9	(1)
Net increase (decrease) in net assets from contract transactions	(7,972)	(939)	(20,538)	(148)	850	1,357	16,599	24,581
Total increase (decrease) in net assets	(7,648)	(117)	(19,647)	2,014	212	3,408	14,630	33,366
Net Assets:
Beginning of period	7,648	7,765	19,647	17,633	22,098	18,690	98,656	65,290
End of period	$0	$7,648	$0	$19,647	$22,310	$22,098	$113,286	$98,656
(In thousands)	Subaccounts Investing In:
	VIP – Growth Stock (c)		VIP – Growth Stock Investor Class (c)		VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(1)	$5	$188	$535	$101	$92	$930	$807
Net realized gain (loss) on investments	2,854	2,661	14,025	13,221	87	205	735	1,141
Unrealized appreciation (depreciation)	(1,563)	(811)	(7,103)	(3,269)	(311)	60	(2,073)	102
Net increase (decrease) in net assets from operations	1,290	1,855	7,110	10,487	(123)	357	(408)	2,050
Contract Transactions:
Payments received from contract owners	17	59	1,497	3,957	98	125	2,575	1,627
Transfers between sub-accounts and the fixed account, net	(20,774)	2,538	(110,815)	15,191	(835)	1,388	1,007	4,735
Contract benefits	(113)	(231)	(40)	0	(92)	(428)	(607)	(55)
Contract terminations	(154)	(464)	(647)	(2,388)	(753)	(696)	(3,805)	(2,313)
Contract maintenance charges	(1)	(3)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(1)	29	(8)	1	(5)	7	1	(1)
Net increase (decrease) in net assets from contract transactions	(21,026)	1,928	(110,013)	16,761	(1,589)	394	(829)	3,993
Total increase (decrease) in net assets	(19,736)	3,783	(102,903)	27,248	(1,712)	751	(1,237)	6,043
Net Assets:
Beginning of period	19,736	15,953	102,903	75,655	12,717	11,966	62,053	56,010
End of period	$0	$19,736	$0	$102,903	$11,005	$12,717	$60,816	$62,053

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$59	$62	$281	$282	$109	$113	$845	$765
Net realized gain (loss) on investments	50	90	162	523	307	453	778	2,119
Unrealized appreciation (depreciation)	(187)	90	(535)	(88)	(490)	(30)	(1,944)	(697)
Net increase (decrease) in net assets from operations	(78)	242	(92)	717	(74)	536	(321)	2,187
Contract Transactions:
Payments received from contract owners	222	112	47	928	2	11	1,068	1,399
Transfers between sub-accounts and the fixed account, net	(287)	535	(593)	2,688	(1,622)	213	583	699
Contract benefits	(9)	(2)	(281)	(5)	(25)	(108)	(28)	(17)
Contract terminations	(975)	(153)	(1,346)	(683)	(776)	(1,613)	(3,438)	(4,160)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	2	(2)	1	(1)	4	2	0	1
Net increase (decrease) in net assets from contract transactions	(1,048)	489	(2,172)	2,927	(2,420)	(1,498)	(1,815)	(2,078)
Total increase (decrease) in net assets	(1,126)	731	(2,264)	3,644	(2,494)	(962)	(2,136)	109
Net Assets:
Beginning of period	7,305	6,574	19,848	16,204	14,043	15,005	55,984	55,875
End of period	$6,179	$7,305	$17,584	$19,848	$11,549	$14,043	$53,848	$55,984
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$268	$255	$1,429	$1,299	$268	$236	$2,699	$2,414
Net realized gain (loss) on investments	636	903	1,901	3,015	625	1,222	3,302	5,137
Unrealized appreciation (depreciation)	(1,180)	7	(3,855)	(407)	(1,186)	(261)	(7,150)	(607)
Net increase (decrease) in net assets from operations	(276)	1,165	(525)	3,907	(293)	1,197	(1,149)	6,944
Contract Transactions:
Payments received from contract owners	323	94	1,842	3,361	150	498	6,115	9,031
Transfers between sub-accounts and the fixed account, net	(2,850)	(194)	(1,556)	732	(1,582)	(1,105)	(1,755)	18,157
Contract benefits	(11)	(49)	(4)	(187)	(105)	(31)	(64)	(36)
Contract terminations	(1,094)	(1,110)	(4,330)	(3,551)	(1,556)	(747)	(7,435)	(5,056)
Contract maintenance charges	(6)	(8)	0	0	(5)	(5)	0	0
Other transfers (to) from FILI, net	2	(39)	0	(1)	5	(26)	4	3
Net increase (decrease) in net assets from contract transactions	(3,636)	(1,306)	(4,048)	354	(3,093)	(1,416)	(3,135)	22,099
Total increase (decrease) in net assets	(3,912)	(141)	(4,573)	4,261	(3,386)	(219)	(4,284)	29,043
Net Assets:
Beginning of period	30,216	30,357	93,183	88,922	29,169	29,388	171,670	142,627
End of period	$26,304	$30,216	$88,610	$93,183	$25,783	$29,169	$167,386	$171,670

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$138	$130	$2,390	$1,778	$173	$133	$1,970	$1,540
Net realized gain (loss) on investments	518	657	3,022	4,767	336	521	2,894	4,566
Unrealized appreciation (depreciation)	(758)	(97)	(6,854)	(874)	(629)	(3)	(5,910)	(893)
Net increase (decrease) in net assets from operations	(102)	690	(1,442)	5,671	(120)	651	(1,046)	5,213
Contract Transactions:
Payments received from contract owners	234	242	8,216	7,386	382	496	8,372	7,799
Transfers between sub-accounts and the fixed account, net	(851)	(684)	15,266	13,911	24	(290)	8,060	6,856
Contract benefits	(25)	(26)	0	(16)	(6)	(32)	(37)	0
Contract terminations	(1,741)	(131)	(5,564)	(4,013)	(313)	(514)	(2,323)	(1,260)
Contract maintenance charges	(5)	(5)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	(8)	1	0	(4)	(1)	1	(2)	0
Net increase (decrease) in net assets from contract transactions	(2,396)	(603)	17,918	17,264	82	(344)	14,070	13,395
Total increase (decrease) in net assets	(2,498)	87	16,476	22,935	(38)	307	13,024	18,608
Net Assets:
Beginning of period	16,302	16,215	129,695	106,760	17,423	17,116	121,507	102,899
End of period	$13,804	$16,302	$146,171	$129,695	$17,385	$17,423	$134,531	$121,507

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$177	$147	$425	$343	$283	$194
Net realized gain (loss) on investments	171	327	349	329	224	523
Unrealized appreciation (depreciation)	(458)	(34)	(1,029)	393	(655)	(164)
Net increase (decrease) in net assets from operations	(110)	440	(255)	1,065	(148)	553
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	301	2,063	3,540	6,709	4,775	4,130
Contract benefits	(945)	(744)	(2,024)	(1,570)	(1,019)	(812)
Contract terminations	(146)	(30)	(407)	0	(49)	(92)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	98	(6)	49	46	43	35
Net increase (decrease) in net assets from contract transactions	(692)	1,283	1,158	5,185	3,750	3,261
Total increase (decrease) in net assets	(802)	1,723	903	6,250	3,602	3,814
Net Assets:
Beginning of period	12,440	10,717	28,755	22,505	15,373	11,559
End of period	$11,638	$12,440	$29,658	$28,755	$18,975	$15,373
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20%		VIP – FundsManager 50%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(76)	$(169)	$619	$228	$6,061	$6,773	$10,152	$9,929
Net realized gain (loss) on investments	1,429	5,541	4,224	21,685	26,146	14,241	61,210	30,525
Unrealized appreciation (depreciation)	(2,155)	(4,330)	(10,185)	(15,210)	(34,232)	3,625	(73,840)	12,258
Net increase (decrease) in net assets from operations	(802)	1,042	(5,342)	6,703	(2,025)	24,639	(2,478)	52,712
Contract Transactions:
Payments received from contract owners	308	377	8,254	6,037	19,729	28,215	36,322	38,573
Transfers between sub-accounts and the fixed account, net	(542)	(10,087)	17,162	(18,293)	13,979	53,546	63,577	112,024
Contract benefits	(619)	(601)	(50)	(34)	(3,774)	(3,573)	(13,187)	(11,234)
Contract terminations	(1,998)	(1,029)	(4,867)	(5,013)	(51,565)	(39,969)	(55,204)	(51,753)
Contract maintenance charges	(6)	(7)	0	0	(14)	(15)	(18)	(19)
Other transfers (to) from FILI, net	3	19	5	19	85	37	266	178
Net increase (decrease) in net assets from contract transactions	(2,854)	(11,328)	20,504	(17,284)	(21,560)	38,241	31,756	87,769
Total increase (decrease) in net assets	(3,656)	(10,286)	15,162	(10,581)	(23,585)	62,880	29,278	140,481
Net Assets:
Beginning of period	31,817	42,103	159,191	169,772	689,187	626,307	1,205,623	1,065,142
End of period	$28,161	$31,817	$174,353	$159,191	$665,602	$689,187	$1,234,901	$1,205,623

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%		VIP – FundsManager 70%		VIP – FundsManager 85%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$5,522	$7,381	$6,815	$8,164	$4,228	$2,352
Net realized gain (loss) on investments	153,096	86,140	37,420	20,925	22,543	11,197
Unrealized appreciation (depreciation)	(165,578)	(21,786)	(44,582)	11,834	(27,077)	2,302
Net increase (decrease) in net assets from operations	(6,960)	71,735	(347)	40,923	(306)	15,851
Contract Transactions:
Payments received from contract owners	34,487	37,244	40,468	46,570	17,592	13,124
Transfers between sub-accounts and the fixed account, net	90,191	124,836	76,321	87,894	13,208	31,013
Contract benefits	(10,071)	(6,487)	(4,745)	(5,133)	(2,379)	(2,588)
Contract terminations	(100,190)	(102,397)	(37,415)	(22,662)	(8,586)	(10,318)
Contract maintenance charges	(11)	(13)	(15)	(15)	(7)	(7)
Other transfers (to) from FILI, net	229	(26)	81	12	135	(40)
Net increase (decrease) in net assets from contract transactions	14,635	53,157	74,695	106,666	19,963	31,184
Total increase (decrease) in net assets	7,675	124,892	74,348	147,589	19,657	47,035
Net Assets:
Beginning of period	1,679,510	1,554,618	936,281	788,692	345,076	298,041
End of period	$1,687,185	$1,679,510	$1,010,629	$936,281	$364,733	$345,076

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$180	$121	$2,328	$1,574	$53	$11	$422	$344
Net realized gain (loss) on investments	2,416	1,842	14,686	10,363	1,556	1,589	4,663	3,818
Unrealized appreciation (depreciation)	(683)	552	(1,996)	4,919	(2,840)	(1,749)	(8,650)	(4,359)
Net increase (decrease) in net assets from operations	1,913	2,515	15,018	16,856	(1,231)	(149)	(3,565)	(197)
Contract Transactions:
Payments received from contract owners	127	181	8,313	3,801	4	25	669	1,133
Transfers between sub-accounts and the fixed account, net	3,668	(4,504)	29,400	2,030	(3,500)	(2,132)	(9,090)	756
Contract benefits	(450)	(304)	(4)	(29)	(261)	(563)	0	(49)
Contract terminations	(843)	(414)	(3,533)	(4,614)	(541)	(517)	(1,416)	(2,286)
Contract maintenance charges	(7)	(6)	(17)	(7)	(7)	(7)	(8)	(4)
Other transfers (to) from FILI, net	25	17	(1)	(8)	(14)	(61)	(1)	(8)
Net increase (decrease) in net assets from contract transactions	2,520	(5,030)	34,158	1,173	(4,319)	(3,255)	(9,846)	(458)
Total increase (decrease) in net assets	4,433	(2,515)	49,176	18,029	(5,550)	(3,404)	(13,411)	(655)
Net Assets:
Beginning of period	21,190	23,705	145,149	127,120	16,197	19,601	48,315	48,970
End of period	$25,623	$21,190	$194,325	$145,149	$10,647	$16,197	$34,904	$48,315

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets (a)	VIP – Emerging Markets, Class R (c)		VIP – Emerging Markets Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$22	$86	$207	$476	$0	$(16)	$(44)	$87	$25
Net realized gain (loss) on investments	30	109	232	750	(248)	(853)	(121)	(77)	244
Unrealized appreciation (depreciation)	(29)	(128)	(342)	(741)	(870)	1,203	154	(3,163)	(162)
Net increase (decrease) in net assets from operations	23	67	97	485	(1,118)	334	(11)	(3,153)	107
Contract Transactions:
Payments received from contract owners	23	4	605	571	7	10	87	716	649
Transfers between sub- accounts and the fixed account, net	1,106	(841)	6,410	(1,661)	6,404	(7,957)	(1,196)	1,832	666
Contract benefits	(78)	(122)	0	(54)	(70)	(38)	(115)	(2)	(54)
Contract terminations	(76)	(105)	(837)	(424)	(93)	(32)	(259)	(1,282)	(891)
Contract maintenance charges	(2)	(1)	(3)	(2)	(1)	(1)	(3)	0	(5)
Other transfers (to) from FILI, net	2	(16)	(1)	(4)	1	1	12	0	(1)
Net increase (decrease) in net assets from contract transactions	975	(1,081)	6,174	(1,574)	6,248	(8,017)	(1,474)	1,264	364
Total increase (decrease) in net assets	998	(1,014)	6,271	(1,089)	5,130	(7,683)	(1,485)	(1,889)	471
Net Assets:
Beginning of period	3,146	4,160	14,160	15,249	0	7,683	9,168	27,501	27,030
End of period	$4,144	$3,146	$20,431	$14,160	$5,130	$0	$7,683	$25,612	$27,501

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income (a)		VIP – Floating Rate High Income Investor Class (a)		UIF – Emerging Markets Equity		UIF – Emerging Markets Debt		UIF – Global Strategist (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$143	$22	$3,609	$1,284	$198	$(150)	$7,453	$9,005	$493	$179
Net realized gain (loss) on investments	(38)	(10)	(37)	(75)	(5,604)	(7,228)	(1,966)	516	(582)	4,292
Unrealized appreciation (depreciation)	(195)	(47)	(4,575)	(2,158)	(2,167)	3,236	(7,165)	(4,874)	(2,526)	(3,787)
Net increase (decrease) in net assets from operations	(90)	(35)	(1,003)	(949)	(7,573)	(4,142)	(1,678)	4,647	(2,615)	684
Contract Transactions:
Payments received from contract owners	202	144	8,164	21,415	679	777	1,661	3,197	698	2,047
Transfers between sub- accounts and the fixed account, net	2,114	1,556	22,842	49,438	(6,862)	(11,867)	(21,849)	(22,718)	(6,335)	2,716
Contract benefits	(27)	(16)	0	0	(816)	(902)	(623)	(429)	(404)	(487)
Contract terminations	(43)	(228)	(5,603)	(821)	(2,728)	(3,259)	(6,478)	(6,150)	(1,457)	(1,081)
Contract maintenance charges	0	0	0	0	(9)	(12)	(4)	(5)	(1)	(2)
Other transfers (to) from FILI, net	4	(25)	0	(2)	(16)	68	5	(76)	2	16
Net increase (decrease) in net assets from contract transactions	2,250	1,431	25,403	70,030	(9,752)	(15,195)	(27,288)	(26,181)	(7,497)	3,209
Total increase (decrease) in net assets	2,160	1,396	24,400	69,081	(17,325)	(19,337)	(28,966)	(21,534)	(10,112)	3,893
Net Assets:
Beginning of period	1,396	0	69,081	0	75,494	94,831	159,823	181,357	43,258	39,365
End of period	$3,556	$1,396	$93,481	$69,081	$58,169	$75,494	$130,857	$159,823	$33,146	$43,258

(In thousands)	Subaccounts Investing In:
	Invesco – Van Kampen Global Core Equity		WFAF – Advantage VT Discovery		WFAF – Advantage VT Opportunity
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$199	$381	$(244)	$(257)	$(142)	$(160)
Net realized gain (loss) on investments	1,852	1,223	4,390	4,173	2,141	14
Unrealized appreciation (depreciation)	(2,496)	(1,594)	(4,629)	(4,195)	(2,731)	2,037
Net increase (decrease) in net assets from operations	(445)	10	(483)	(279)	(732)	1,891
Contract Transactions:
Payments received from contract owners	232	326	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(720)	(1,510)	(1,303)	(1,933)	(631)	(836)
Contract benefits	(241)	(238)	(642)	(536)	(371)	(338)
Contract terminations	(541)	(781)	(1,035)	(1,379)	(587)	(506)
Contract maintenance charges	(2)	(2)	(7)	(9)	(4)	(4)
Other transfers (to) from FILI, net	(12)	13	(26)	11	(18)	(52)
Net increase (decrease) in net assets from contract transactions	(1,284)	(2,192)	(3,013)	(3,846)	(1,611)	(1,736)
Total increase (decrease) in net assets	(1,729)	(2,182)	(3,496)	(4,125)	(2,343)	155
Net Assets:
Beginning of period	23,781	25,963	29,659	33,784	20,946	20,791
End of period	$22,052	$23,781	$26,163	$29,659	$18,603	$20,946

(a)  New Fund. See Note 1

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$1,133	$2,307	$550	$31	$15,138	$4,617	$8,077	$3,114
Net realized gain (loss) on investments	(3,844)	(1,286)	(529)	(247)	333	1,643	(3,565)	(5,009)
Unrealized appreciation (depreciation)	(20,761)	(8,945)	(3,949)	(3,255)	(14,983)	(2,915)	(10,648)	10,491
Net increase (decrease) in net assets from operations	(23,472)	(7,924)	(3,928)	(3,471)	488	3,345	(6,136)	8,596
Contract Transactions:
Payments received from contract owners	1,773	2,420	1,132	672	9,428	14,006	2,296	4,184
Transfers between sub-accounts and the fixed account, net	(15,756)	(12,772)	920	(418)	(13,073)	(19,658)	(24,475)	(55,529)
Contract benefits	(238)	(352)	(4)	(22)	(476)	(520)	(376)	(649)
Contract terminations	(3,154)	(4,035)	(626)	(456)	(35,739)	(38,659)	(10,225)	(13,658)
Contract maintenance charges	(4)	(6)	0	0	(5)	(6)	(3)	(4)
Other transfers (to) from FILI, net	12	17	1	1	16	5	(6)	38
Net increase (decrease) in net assets from contract transactions	(17,367)	(14,728)	1,423	(223)	(39,849)	(44,832)	(32,789)	(65,618)
Total increase (decrease) in net assets	(40,839)	(22,652)	(2,505)	(3,694)	(39,361)	(41,487)	(38,925)	(57,022)
Net Assets:
Beginning of period	130,919	153,571	14,088	17,782	499,438	540,925	237,474	294,496
End of period	$90,080	$130,919	$11,583	$14,088	$460,077	$499,438	$198,549	$237,474
(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond (b)		FTVIP – Franklin U.S. Gov't Securities (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$26,225	$11,826	$1,529	$3,632	$11,231	$6,552	$970	$708
Net realized gain (loss) on investments	5,805	(882)	10,825	17,673	(214)	136	74	(6)
Unrealized appreciation (depreciation)	(30,857)	13,838	(14,883)	(18,361)	(17,678)	(5,049)	(991)	230
Net increase (decrease) in net assets from operations	1,173	24,782	(2,529)	2,944	(6,661)	1,639	53	932
Contract Transactions:
Payments received from contract owners	12,428	12,866	6,937	16,811	3,043	9,904	1,836	2,170
Transfers between sub-accounts and the fixed account, net	(3,467)	(113,785)	(83)	26,198	(15,733)	22,107	17,176	11,381
Contract benefits	(492)	(1,406)	(151)	(232)	(113)	(133)	(443)	(26)
Contract terminations	(29,403)	(33,544)	(5,780)	(5,433)	(5,661)	(3,662)	(3,602)	(2,080)
Contract maintenance charges	(4)	(6)	(2)	(2)	(1)	(1)	0	0
Other transfers (to) from FILI, net	(11)	9	16	16	6	9	(10)	1
Net increase (decrease) in net assets from contract transactions	(20,949)	(135,866)	937	37,358	(18,459)	28,224	14,957	11,446
Total increase (decrease) in net assets	(19,776)	(111,084)	(1,592)	40,302	(25,120)	29,863	15,010	12,378
Net Assets:
Beginning of period	560,201	671,285	195,648	155,346	154,500	124,637	39,653	27,275
End of period	$540,425	$560,201	$194,056	$195,648	$129,380	$154,500	$54,663	$39,653

(b)  Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

The Universal Institutional Funds ("UIF")

Wells Fargo Advantage Variable Trust Funds ("WFAF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2014 the following underlying funds were added and commenced operations effective April 30, 2014:

VIP - Floating Rate High Income

VIP - Floating Rate High Income Investor Class

During 2015, the following underlying funds were renamed:

Old Name
VIP - Money Market
VIP - Money Market Investor Class
UIF - Global Tactical Asset Allocation
New Name
VIP - Government Money Market
VIP - Government Money Market Investor Class
UIF - Global Strategist

During 2014, the following underlying funds were renamed:

Old Name
FTVIP Global Bond Securities
FTVIP U.S. Government
New Name
Templeton Global Bond VIP Fund
Franklin U.S. Government Securities VIP Fund

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

As of December 31, 2015, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $94,182,000 and 2,870,000 respectively.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2015 or 2014. The Account had no Level 3 activity during 2015 and 2014.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Industrials Investor Class
VIP - Utilities
VIP - Utilities Investor Class
VIP - Technology
VIP - Technology Investor Class
VIP - Energy
VIP - Energy Investor Class
VIP - Health Care
VIP - Health Care Investor Class
VIP - Consumer Discretionary
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
VIP - Financial Services
VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2015 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2015:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market (b)	$74,651	$95,926
VIP - Government Money Market Investor Class (b)	632,189	544,933
VIP - High Income	10,474	19,329
VIP - High Income Investor Class	100,084	110,510
VIP - Equity-Income	55,020	53,811
VIP - Equity-Income Investor Class	51,182	43,344
VIP - Growth	16,937	51,148
VIP - Growth Investor Class	52,916	24,833
VIP - Overseas	44,803	13,506
VIP - Overseas, Class R (c)	1,852	41,170
VIP - Overseas, Investor Class (b)	60,227	23,181
VIP - Investment Grade Bond	15,398	33,459
VIP - Investment Grade Bond Investor Class	118,714	69,731
VIP - Asset Manager	22,431	28,619
VIP - Asset Manager Investor Class	43,301	19,587
VIP - Index 500	329,539	152,826
VIP - Asset Manager: Growth	2,039	12,396
VIP - Asset Manager: Growth Investor Class	30,349	9,667
VIP - Contrafund	100,130	98,979
VIP - Contrafund Investor Class	224,993	66,013
VIP - Balanced	21,248	21,295
VIP - Balanced Investor Class	378,107	140,994
VIP - Dynamic Capital Appreciation	7,925	8,883
VIP - Dynamic Capital Appreciation Investor Class	58,031	28,554
VIP - Growth & Income	11,196	19,380
VIP - Growth & Income Investor Class	42,653	45,864
VIP - Growth Opportunities	35,887	16,593
VIP - Growth Opportunities Investor Class	182,366	41,136
VIP - Mid Cap	58,372	49,303
VIP - Mid Cap Investor Class	141,994	59,975
VIP - Value Strategies	5,515	8,707
VIP - Value Strategies Investor Class	36,954	17,109
VIP - Utilities	4,544	13,143
VIP - Utilities Investor Class	16,524	40,022
VIP - Technology	12,955	11,513
VIP - Technology Investor Class	80,054	23,239

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Energy	$7,972	$16,642
VIP - Energy Investor Class	50,314	24,769
VIP - Health Care	66,696	58,749
VIP - Health Care Investor Class	318,970	121,096
VIP - Financial Services	6,018	7,656
VIP - Financial Services Investor Class	33,930	25,225
VIP - Industrials	6,353	11,646
VIP - Industrials Investor Class	27,451	28,807
VIP - Consumer Discretionary	23,745	4,271
VIP - Consumer Discretionary Investor Class	92,791	14,819
VIP - Real Estate	13,909	17,917
VIP - Real Estate Investor Class	60,542	54,960
VIP - Strategic Income	4,527	17,036
VIP - Strategic Income Investor Class	90,521	119,728
VIP - Growth Strategies (c)	5,098	12,302
VIP - Growth Strategies Investor Class (c)	20,439	45,416
VIP - International Capital Appreciation (a)	19,413	2,757
VIP - International Capital Appreciation, Class R (c)	1,895	19,018
VIP - International Capital Appreciation, Investor Class (b)	61,540	14,013
VIP - Value Leaders (c)	590	8,448
VIP - Value Leaders Investor Class (c)	2,682	22,890
VIP - Value	14,069	9,700
VIP - Value Investor Class	66,019	31,745
VIP - Growth Stock (c)	3,576	22,468
VIP - Growth Stock Investor Class (c)	22,950	121,070
VIP - Freedom Income	1,652	3,128
VIP - Freedom Income Investor Class	18,027	17,843
VIP - Freedom 2005	827	1,804
VIP - Freedom 2005 Investor Class	3,858	5,711
VIP - Freedom 2010	1,409	3,686
VIP - Freedom 2010 Investor Class	6,842	7,684
VIP - Freedom 2015	2,124	5,350
VIP - Freedom 2015 Investor Class	12,380	14,716
VIP - Freedom 2020	2,808	5,520
VIP - Freedom 2020 Investor Class	21,429	21,330
VIP - Freedom 2025	1,880	4,060
VIP - Freedom 2025 Investor Class	36,797	15,973
VIP - Freedom 2030	3,266	2,916
VIP - Freedom 2030 Investor Class	29,023	12,392
VIP - Freedom Lifetime Income I	909	1,341
VIP - Freedom Lifetime Income II	4,159	2,530
VIP - Freedom Lifetime Income III	5,513	1,414
VIP - Disciplined Small Cap	6,323	9,189
VIP - Disciplined Small Cap Investor Class	49,568	28,096
VIP - FundsManager 20%	98,334	92,464
VIP - FundsManager 50%	192,675	109,633
VIP - FundsManager 60%	303,719	165,878
VIP - FundsManager 70%	176,198	72,318
VIP - FundsManager 85%	83,905	46,532
VIP - Consumer Staples	9,317	5,150
VIP - Consumer Staples Investor Class	69,089	22,378
VIP - Materials	2,954	5,878
VIP - Materials Investor Class	12,721	17,999
VIP - Telecommunications	2,296	1,300
VIP - Telecommunications Investor Class	13,383	7,002

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Emerging Markets (a)	$8,873	$2,626
VIP - Emerging Markets, Class R	745	8,778
VIP - Emerging Markets Investor Class (b)	8,658	7,306
VIP - Floating Rate High Income	4,370	1,978
VIP - Floating Rate High Income Investor Class	63,843	34,831
UIF - Emerging Markets Equity	6,450	16,019
UIF - Emerging Markets Debt	13,720	33,562
UIF - Global Strategist (b)	3,704	10,416
Invesco - Van Kampen Global Core Equity	6,115	6,387
WFAF - Advantage VT Discovery	4,330	3,295
WFAF - Advantage VT Opportunity	2,110	1,814
Lazard - Retirement Emerging Markets	12,380	28,315
PVIT - Commodity Real Return	6,418	4,446
PVIT - Low Duration	78,176	102,881
PVIT - Real Return	20,188	44,898
PVIT - Total Return	84,938	73,871
Blackrock - Global Allocation V.I.	39,726	26,797
FTVIP - Templeton Global Bond	28,333	34,813
FTVIP - Franklin U.S. Gov't Securities	34,930	19,004

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2015:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market (b)	253,903	$253,903	$1.00
VIP - Government Money Market Investor Class (b)	934,805	934,805	1.00
VIP - High Income	18,453	218,783	4.95
VIP - High Income Investor Class	67,184	404,332	4.93
VIP - Equity-Income	18,832	471,470	20.46
VIP - Equity-Income Investor Class	12,551	305,654	20.38
VIP - Growth	6,319	330,466	65.75
VIP - Growth Investor Class	3,441	188,464	65.55
VIP - Overseas	4,973	118,364	19.08
VIP - Overseas, Investor Class (b)	10,367	221,779	19.02
VIP - Investment Grade Bond	17,043	228,931	12.37
VIP - Investment Grade Bond Investor Class	43,423	568,382	12.32
VIP - Asset Manager	14,492	244,289	15.76
VIP - Asset Manager Investor Class	10,743	175,681	15.68
VIP - Index 500	8,197	1,456,225	206.43
VIP - Asset Manager: Growth	3,882	65,156	18.91
VIP - Asset Manager: Growth Investor Class	5,296	96,569	18.82
VIP - Contrafund	26,425	789,693	33.92
VIP - Contrafund Investor Class	32,679	1,033,611	33.77
VIP - Balanced	9,540	155,168	16.27
VIP - Balanced Investor Class	127,647	2,015,128	16.16
VIP - Dynamic Capital Appreciation	2,548	31,922	12.85
VIP - Dynamic Capital Appreciation Investor Class	11,741	150,120	12.83
VIP - Growth & Income	6,160	105,975	18.88
VIP - Growth & Income Investor Class	7,932	151,662	18.82
VIP - Growth Opportunities	2,910	80,761	31.75
VIP - Growth Opportunities Investor Class	7,902	256,948	31.60
VIP - Mid Cap	9,985	333,333	32.65

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Mid Cap Investor Class	14,180	$493,344	$32.50
VIP - Value Strategies	3,064	42,996	14.54
VIP - Value Strategies Investor Class	6,571	94,482	14.47
VIP - Utilities	1,543	22,798	13.18
VIP - Utilities Investor Class	4,004	60,778	13.11
VIP - Technology	5,275	62,938	11.91
VIP - Technology Investor Class	18,720	221,441	11.79
VIP - Energy	2,715	73,787	15.57
VIP - Energy Investor Class	5,776	142,306	15.55
VIP - Health Care	7,872	188,640	25.92
VIP - Health Care Investor Class	29,242	717,580	25.73
VIP - Financial Services	1,926	25,469	9.74
VIP - Financial Services Investor Class	8,315	85,216	9.71
VIP - Industrials	1,616	33,116	20.25
VIP - Industrials Investor Class	4,724	99,834	20.15
VIP - Consumer Discretionary	2,071	37,562	17.88
VIP - Consumer Discretionary Investor Class	8,442	152,199	17.84
VIP - Real Estate	2,612	61,441	19.61
VIP - Real Estate Investor Class	10,372	207,735	19.52
VIP - Strategic Income	6,974	81,214	10.60
VIP - Strategic Income Investor Class	79,717	928,138	10.57
VIP - International Capital Appreciation (a)	1,208	16,627	13.32
VIP - International Capital Appreciation, Investor Class (b)	11,406	147,942	13.22
VIP - Value	1,671	25,780	13.36
VIP - Value Investor Class	8,486	129,753	13.35
VIP - Freedom Income	1,021	11,342	10.78
VIP - Freedom Income Investor Class	5,600	62,094	10.86
VIP - Freedom 2005	547	6,517	11.29
VIP - Freedom 2005 Investor Class	1,630	18,321	10.79
VIP - Freedom 2010	950	11,647	12.15
VIP - Freedom 2010 Investor Class	4,687	54,291	11.49
VIP - Freedom 2015	2,149	26,602	12.24
VIP - Freedom 2015 Investor Class	7,814	88,880	11.34
VIP - Freedom 2020	2,072	26,136	12.44
VIP - Freedom 2020 Investor Class	14,761	167,661	11.34
VIP - Freedom 2025	1,077	13,960	12.82
VIP - Freedom 2025 Investor Class	12,140	143,271	12.04
VIP - Freedom 2030	1,371	18,056	12.68
VIP - Freedom 2030 Investor Class	11,518	132,536	11.68
VIP - Freedom Lifetime Income I	1,092	11,925	10.65
VIP - Freedom Lifetime Income II	2,584	29,775	11.47
VIP - Freedom Lifetime Income III	1,637	19,276	11.59
VIP - Disciplined Small Cap	1,939	28,942	14.52
VIP - Disciplined Small Cap Investor Class	12,041	178,452	14.48
VIP - FundsManager 20%	60,453	674,987	11.01
VIP - FundsManager 50%	104,205	1,172,179	11.85
VIP - FundsManager 60%	152,542	1,578,614	11.06
VIP - FundsManager 70%	83,869	950,886	12.05
VIP - FundsManager 85%	30,726	355,776	11.87
VIP - Consumer Staples	1,403	23,398	18.25
VIP - Consumer Staples Investor Class	10,683	176,850	18.19
VIP - Materials	874	12,532	12.18
VIP - Materials Investor Class	2,866	41,801	12.18
VIP - Telecommunications	382	4,253	10.85

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Telecommunications Investor Class	1,894	$20,911	$10.79
VIP - Emerging Markets (a)	630	5,999	8.14
VIP - Emerging Markets Investor Class (b)	3,158	31,139	8.11
VIP - Floating Rate High Income	381	3,797	9.34
VIP - Floating Rate High Income Investor Class	10,009	100,214	9.34
UIF - Emerging Markets Equity	4,694	104,370	12.39
UIF - Emerging Markets Debt	17,564	160,431	7.45
UIF - Global Strategist (b)	3,529	47,086	9.39
Invesco - Van Kampen Global Core Equity	2,640	22,167	8.35
WFAF - Advantage VT Discovery	1,007	31,839	25.99
WFAF - Advantage VT Opportunity	742	20,663	25.05
Lazard - Retirement Emerging Markets	5,808	145,119	15.51
PVIT - Commodity Real Return	1,676	22,984	6.91
PVIT - Low Duration	44,886	477,868	10.25
PVIT - Real Return	16,643	240,589	11.93
PVIT - Total Return	51,079	586,501	10.58
Blackrock - Global Allocation V.I.	12,903	220,552	15.04
FTVIP - Templeton Global Bond	8,189	156,493	15.80
FTVIP - Franklin U.S. Gov't Securities	4,384	57,167	12.47

(a)  New Fund. See Note 1

(b)  Fund Name Change. See Note 1

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2015 and 2014 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market (b)
Units Issued	7,478	8,277	334	354
Units Redeemed	(8,217)	(10,489)	(513)	(441)
Net Increase (Decrease)	(739)	(2,212)	(179)	(87)
VIP - High Income
Units Issued	105	224	34	53
Units Redeemed	(344)	(512)	(98)	(142)
Net Increase (Decrease)	(239)	(288)	(64)	(89)
VIP - Equity-Income
Units Issued	63	100	8	7
Units Redeemed	(502)	(581)	(97)	(106)
Net Increase (Decrease)	(439)	(481)	(89)	(99)
VIP - Growth
Units Issued	87	142	9	19
Units Redeemed	(448)	(459)	(58)	(61)
Net Increase (Decrease)	(361)	(317)	(49)	(42)
VIP - Overseas
Units Issued	837	2	138	0
Units Redeemed	(297)	(158)	(41)	(15)
Net Increase (Decrease)	540	(156)	97	(15)

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Overseas, Class R (c)
Units Issued	117	290	49	22
Units Redeemed	(2,038)	(564)	(336)	(69)
Net Increase (Decrease)	(1,921)	(274)	(287)	(47)
VIP - Investment Grade Bond
Units Issued	407	450	55	40
Units Redeemed	(808)	(847)	(194)	(205)
Net Increase (Decrease)	(401)	(397)	(139)	(165)
VIP - Asset Manager
Units Issued	78	102	7	6
Units Redeemed	(447)	(512)	(108)	(110)
Net Increase (Decrease)	(369)	(410)	(101)	(104)
VIP - Index 500
Units Issued	565	805	40	59
Units Redeemed	(1,096)	(1,078)	(143)	(147)
Net Increase (Decrease)	(531)	(273)	(103)	(88)
VIP - Asset Manager: Growth
Units Issued	37	99	11	6
Units Redeemed	(283)	(241)	(64)	(59)
Net Increase (Decrease)	(246)	(142)	(53)	(53)
VIP - Contrafund
Units Issued	344	436	42	34
Units Redeemed	(1,359)	(1,547)	(174)	(198)
Net Increase (Decrease)	(1,015)	(1,111)	(132)	(164)
VIP - Balanced
Units Issued	760	708	72	94
Units Redeemed	(803)	(732)	(245)	(196)
Net Increase (Decrease)	(43)	(24)	(173)	(102)
VIP - Dynamic Capital Appreciation
Units Issued	287	493	32	50
Units Redeemed	(365)	(461)	(67)	(69)
Net Increase (Decrease)	(78)	32	(35)	(19)
VIP - Growth & Income
Units Issued	151	369	13	69
Units Redeemed	(521)	(605)	(178)	(136)
Net Increase (Decrease)	(370)	(236)	(165)	(67)
VIP - Growth Opportunities
Units Issued	1,043	349	188	57
Units Redeemed	(691)	(867)	(135)	(153)
Net Increase (Decrease)	352	(518)	53	(96)
VIP - Mid Cap
Units Issued	487	303	100	36
Units Redeemed	(1,184)	(1,294)	(241)	(222)
Net Increase (Decrease)	(697)	(991)	(141)	(186)
VIP - Value Strategies
Units Issued	210	109	45	8
Units Redeemed	(330)	(598)	(65)	(162)
Net Increase (Decrease)	(120)	(489)	(20)	(154)

(c)  Fund Closed.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Utilities
Units Issued	204	665	36	114
Units Redeemed	(609)	(484)	(104)	(68)
Net Increase (Decrease)	(405)	181	(68)	46
VIP - Technology
Units Issued	555	771	100	163
Units Redeemed	(623)	(778)	(104)	(146)
Net Increase (Decrease)	(68)	(7)	(4)	17
VIP - Energy
Units Issued	367	704	70	80
Units Redeemed	(732)	(1,022)	(142)	(107)
Net Increase (Decrease)	(365)	(318)	(72)	(27)
VIP - Health Care
Units Issued	1,583	2,182	157	250
Units Redeemed	(1,984)	(1,861)	(233)	(183)
Net Increase (Decrease)	(401)	321	(76)	67
VIP - Financial Services
Units Issued	560	462	71	59
Units Redeemed	(705)	(820)	(68)	(174)
Net Increase (Decrease)	(145)	(358)	3	(115)
VIP - Industrials
Units Issued	86	245	15	21
Units Redeemed	(298)	(484)	(52)	(75)
Net Increase (Decrease)	(212)	(239)	(37)	(54)
VIP - Consumer Discretionary
Units Issued	830	241	151	16
Units Redeemed	(248)	(656)	(43)	(118)
Net Increase (Decrease)	582	(415)	108	(102)
VIP - Real Estate
Units Issued	456	498	104	110
Units Redeemed	(626)	(452)	(123)	(77)
Net Increase (Decrease)	(170)	46	(19)	33
VIP - Strategic Income
Units Issued	231	610	30	16
Units Redeemed	(916)	(1,262)	(126)	(157)
Net Increase (Decrease)	(685)	(652)	(96)	(141)
VIP - Growth Strategies (c)
Units Issued	164	118	63	12
Units Redeemed	(508)	(130)	(134)	(20)
Net Increase (Decrease)	(344)	(12)	(71)	(8)
VIP - International Capital Appreciation (a)
Units Issued	869	0	137	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	869	0	137	0
VIP - International Capital Appreciation, Class R (c)
Units Issued	0	281	0	18
Units Redeemed	(891)	(276)	(146)	(47)
Net Increase (Decrease)	(891)	5	(146)	(29)

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Value Leaders (c)
Units Issued	20	113	15	20
Units Redeemed	(453)	(158)	(88)	(45)
Net Increase (Decrease)	(433)	(45)	(73)	(25)
VIP - Value
Units Issued	551	439	81	50
Units Redeemed	(496)	(342)	(104)	(68)
Net Increase (Decrease)	55	97	(23)	(18)
VIP - Growth Stock (c)
Units Issued	80	309	6	61
Units Redeemed	(861)	(255)	(155)	(24)
Net Increase (Decrease)	(781)	54	(149)	37
VIP - Freedom Income
Units Issued	122	268	0	0
Units Redeemed	(234)	(240)	0	0
Net Increase (Decrease)	(112)	28	0	0
VIP - Freedom 2005
Units Issued	47	74	0	0
Units Redeemed	(117)	(41)	0	0
Net Increase (Decrease)	(70)	33	0	0
VIP - Freedom 2010
Units Issued	88	106	0	0
Units Redeemed	(233)	(200)	0	0
Net Increase (Decrease)	(145)	(94)	0	0
VIP - Freedom 2015
Units Issued	122	196	0	0
Units Redeemed	(339)	(275)	0	0
Net Increase (Decrease)	(217)	(79)	0	0
VIP - Freedom 2020
Units Issued	163	341	0	0
Units Redeemed	(349)	(424)	0	0
Net Increase (Decrease)	(186)	(83)	0	0
VIP - Freedom 2025
Units Issued	110	142	0	0
Units Redeemed	(244)	(176)	0	0
Net Increase (Decrease)	(134)	(34)	0	0
VIP - Freedom 2030
Units Issued	189	174	0	0
Units Redeemed	(181)	(196)	0	0
Net Increase (Decrease)	8	(22)	0	0
VIP - Disciplined Small Cap
Units Issued	460	561	75	73
Units Redeemed	(614)	(1,159)	(98)	(232)
Net Increase (Decrease)	(154)	(598)	(23)	(159)
VIP - Funds Manager 20%
Units Issued	462	507	147	11
Units Redeemed	(720)	(857)	(132)	(146)
Net Increase (Decrease)	(258)	(350)	15	(135)

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Funds Manager 50%
Units Issued	421	700	131	123
Units Redeemed	(1,096)	(1,188)	(523)	(549)
Net Increase (Decrease)	(675)	(488)	(392)	(426)
VIP - Funds Manager 60%
Units Issued	211	708	29	111
Units Redeemed	(573)	(706)	(217)	(203)
Net Increase (Decrease)	(362)	2	(188)	(92)
VIP - Funds Manager 70%
Units Issued	339	606	71	74
Units Redeemed	(611)	(960)	(314)	(274)
Net Increase (Decrease)	(272)	(354)	(243)	(200)
VIP - Funds Manager 85%
Units Issued	117	245	26	58
Units Redeemed	(483)	(516)	(132)	(137)
Net Increase (Decrease)	(366)	(271)	(106)	(79)
VIP - Consumer Staples
Units Issued	381	195	71	32
Units Redeemed	(280)	(451)	(53)	(73)
Net Increase (Decrease)	101	(256)	18	(41)
VIP - Materials
Units Issued	97	164	21	30
Units Redeemed	(323)	(329)	(44)	(53)
Net Increase (Decrease)	(226)	(165)	(23)	(23)
VIP - Telecommunications
Units Issued	158	98	27	13
Units Redeemed	(87)	(176)	(24)	(24)
Net Increase (Decrease)	71	(78)	3	(11)
VIP - Emerging Markets (a)
Units Issued	655	0	36	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	655	0	36	0
VIP - Emerging Markets, Class R (c)
Units Issued	0	376	0	18
Units Redeemed	(873)	(552)	(51)	(26)
Net Increase (Decrease)	(873)	(176)	(51)	(8)
VIP - Floating Rate High Income (a)
Units Issued	406	267	36	73
Units Redeemed	(195)	(152)	(26)	(47)
Net Increase (Decrease)	211	115	10	26
UIF - Emerging Markets Equity
Units Issued	36	55	9	7
Units Redeemed	(260)	(380)	(32)	(33)
Net Increase (Decrease)	(224)	(325)	(23)	(26)
UIF - Emerging Markets Debt
Units Issued	19	123	1	5
Units Redeemed	(114)	(237)	(16)	(26)
Net Increase (Decrease)	(95)	(114)	(15)	(21)

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
UIF - Global Strategist (b)
Units Issued	10	29	1	2
Units Redeemed	(107)	(118)	(26)	(31)
Net Increase (Decrease)	(97)	(89)	(25)	(29)
Invesco - Van Kampen Global Core Equity
Units Issued	46	33	4	2
Units Redeemed	(104)	(99)	(18)	(20)
Net Increase (Decrease)	(58)	(66)	(14)	(18)
WFAF - Advantage VT Discovery
Units Issued	1	0	0	0
Units Redeemed	(68)	(97)	(15)	(14)
Net Increase (Decrease)	(67)	(97)	(15)	(14)
WFAF - Advantage VT Opportunity
Units Issued	0	1	0	0
Units Redeemed	(35)	(40)	(9)	(10)
Net Increase (Decrease)	(35)	(39)	(9)	(10)
Lazard - Retirement Emerging Markets
Units Issued	73	272	4	28
Units Redeemed	(346)	(630)	(38)	(49)
Net Increase (Decrease)	(273)	(358)	(34)	(21)
PVIT - Commodity Real Return
Units Issued	0	0	2	13
Units Redeemed	(14)	(18)	(9)	(10)
Net Increase (Decrease)	(14)	(18)	(7)	3
PVIT - Low Duration
Units Issued	623	1,199	5	40
Units Redeemed	(949)	(1,380)	(29)	(55)
Net Increase (Decrease)	(326)	(181)	(24)	(15)
PVIT - Real Return
Units Issued	114	183	12	14
Units Redeemed	(296)	(694)	(25)	(47)
Net Increase (Decrease)	(182)	(511)	(13)	(33)
PVIT - Total Return
Units Issued	288	324	31	9
Units Redeemed	(528)	(1,043)	(26)	(75)
Net Increase (Decrease)	(240)	(719)	5	(66)
Blackrock - Global Allocation V.I.
Units Issued	119	223	4	32
Units Redeemed	(153)	(158)	(19)	(89)
Net Increase (Decrease)	(34)	65	(15)	(57)
FTVIP - Templeton Global Bond (b)
Units Issued	205	286	6	27
Units Redeemed	(288)	(184)	(11)	(6)
Net Increase (Decrease)	(83)	102	(5)	21
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	303	234	36	12
Units Redeemed	(248)	(118)	(34)	(6)
Net Increase (Decrease)	55	116	2	6

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	206,638	203,696	8,223	10,873
Units Redeemed	(198,175)	(209,859)	(8,290)	(10,672)
Net Increase (Decrease)	8,463	(6,163)	(67)	201
VIP - High Income Investor Class
Units Issued	6,975	11,152	0	0
Units Redeemed	(8,982)	(13,347)	0	0
Net Increase (Decrease)	(2,007)	(2,195)	0	0
VIP - Equity Income Investor Class
Units Issued	1,962	3,959	0	0
Units Redeemed	(3,377)	(3,906)	0	0
Net Increase (Decrease)	(1,415)	53	0	0
VIP - Growth Investor Class
Units Issued	2,948	4,141	0	0
Units Redeemed	(1,926)	(2,822)	0	0
Net Increase (Decrease)	1,022	1,319	0	0
VIP - Overseas, Investor Class (b)
Units Issued	5,098	2,899	0	0
Units Redeemed	(2,932)	(3,128)	0	0
Net Increase (Decrease)	2,166	(229)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	12,518	15,712	0	0
Units Redeemed	(9,834)	(8,257)	0	0
Net Increase (Decrease)	2,684	7,455	0	0
VIP - Asset Manager Investor Class
Units Issued	2,058	3,322	0	0
Units Redeemed	(1,425)	(1,381)	0	0
Net Increase (Decrease)	633	1,941	0	0
VIP - Index 500
Units Issued	21,801	23,172	0	0
Units Redeemed	(12,614)	(12,521)	0	0
Net Increase (Decrease)	9,187	10,651	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	1,819	2,209	0	0
Units Redeemed	(708)	(798)	0	0
Net Increase (Decrease)	1,111	1,411	0	0
VIP - Contrafund Investor Class
Units Issued	10,438	11,205	0	0
Units Redeemed	(7,547)	(8,609)	0	0
Net Increase (Decrease)	2,891	2,596	0	0
VIP - Balanced Investor Class
Units Issued	20,537	15,300	0	0
Units Redeemed	(8,210)	(5,778)	0	0
Net Increase (Decrease)	12,327	9,522	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	2,912	3,369	0	0
Units Redeemed	(2,026)	(2,391)	0	0
Net Increase (Decrease)	886	978	0	0

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Growth & Income Investor Class
Units Issued	2,539	3,975	0	0
Units Redeemed	(3,293)	(2,076)	0	0
Net Increase (Decrease)	(754)	1,899	0	0
VIP - Growth Opportunities Investor Class
Units Issued	7,944	2,722	0	0
Units Redeemed	(2,910)	(2,722)	0	0
Net Increase (Decrease)	5,034	0	0	0
VIP - Mid Cap Investor Class
Units Issued	6,030	5,074	0	0
Units Redeemed	(4,566)	(4,627)	0	0
Net Increase (Decrease)	1,464	447	0	0
VIP - Value Strategies Investor Class
Units Issued	2,070	1,008	0	0
Units Redeemed	(1,120)	(1,626)	0	0
Net Increase (Decrease)	950	(618)	0	0
VIP - Utilities Investor Class
Units Issued	1,170	3,134	0	0
Units Redeemed	(2,566)	(1,642)	0	0
Net Increase (Decrease)	(1,396)	1,492	0	0
VIP - Technology Investor Class
Units Issued	4,268	4,125	0	0
Units Redeemed	(2,174)	(2,251)	0	0
Net Increase (Decrease)	2,094	1,874	0	0
VIP - Energy Investor Class
Units Issued	4,498	4,279	0	0
Units Redeemed	(3,075)	(3,746)	0	0
Net Increase (Decrease)	1,423	533	0	0
VIP - Health Care Investor Class
Units Issued	9,747	9,961	0	0
Units Redeemed	(6,718)	(5,519)	0	0
Net Increase (Decrease)	3,029	4,442	0	0
VIP - Financial Services Investor Class
Units Issued	3,136	3,395	0	0
Units Redeemed	(2,527)	(2,378)	0	0
Net Increase (Decrease)	609	1,017	0	0
VIP - Industrials Investor Class
Units Issued	1,027	1,831	0	0
Units Redeemed	(1,468)	(2,419)	0	0
Net Increase (Decrease)	(441)	(588)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	4,067	1,686	0	0
Units Redeemed	(1,217)	(2,882)	0	0
Net Increase (Decrease)	2,850	(1,196)	0	0
VIP - Real Estate Investor Class
Units Issued	4,075	4,199	0	0
Units Redeemed	(4,198)	(2,397)	0	0
Net Increase (Decrease)	(123)	1,802	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Strategic Income Investor Class
Units Issued	8,753	14,699	0	0
Units Redeemed	(11,961)	(13,459)	0	0
Net Increase (Decrease)	(3,208)	1,240	0	0
VIP - Growth Strategies Investor Class (c)
Units Issued	975	867	0	0
Units Redeemed	(2,363)	(384)	0	0
Net Increase (Decrease)	(1,388)	483	0	0
VIP - International Capital Appreciation, Investor Class (b)
Units Issued	4,521	2,922	0	0
Units Redeemed	(1,752)	(1,703)	0	0
Net Increase (Decrease)	2,769	1,219	0	0
VIP - Value Leaders Investor Class (c)
Units Issued	178	492	0	0
Units Redeemed	(1,378)	(500)	0	0
Net Increase (Decrease)	(1,200)	(8)	0	0
VIP - Value Investor Class
Units Issued	3,082	2,841	0	0
Units Redeemed	(2,287)	(1,476)	0	0
Net Increase (Decrease)	795	1,365	0	0
VIP - Growth Stock Investor Class (c)
Units Issued	706	2,098	0	0
Units Redeemed	(5,336)	(1,261)	0	0
Net Increase (Decrease)	(4,630)	837	0	0
VIP - Freedom Income Investor Class
Units Issued	1,363	1,541	0	0
Units Redeemed	(1,461)	(1,220)	0	0
Net Increase (Decrease)	(98)	321	0	0
VIP - Freedom 2005 Investor Class
Units Issued	245	556	0	0
Units Redeemed	(381)	(351)	0	0
Net Increase (Decrease)	(136)	205	0	0
VIP - Freedom 2010 Investor Class
Units Issued	410	736	0	0
Units Redeemed	(515)	(894)	0	0
Net Increase (Decrease)	(105)	(158)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	778	1,168	0	0
Units Redeemed	(999)	(1,143)	0	0
Net Increase (Decrease)	(221)	25	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,444	2,931	0	0
Units Redeemed	(1,618)	(1,515)	0	0
Net Increase (Decrease)	(174)	1,416	0	0

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Freedom 2025 Investor Class
Units Issued	2,177	2,144	0	0
Units Redeemed	(1,184)	(1,096)	0	0
Net Increase (Decrease)	993	1,048	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,770	1,795	0	0
Units Redeemed	(963)	(979)	0	0
Net Increase (Decrease)	807	816	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	29	151
Units Redeemed	0	0	(75)	(68)
Net Increase (Decrease)	0	0	(46)	83
VIP - Freedom Lifetime Income II
Units Issued	0	0	222	484
Units Redeemed	0	0	(152)	(159)
Net Increase (Decrease)	0	0	70	325
VIP - Freedom Lifetime Income III
Units Issued	0	0	296	347
Units Redeemed	0	0	(77)	(157)
Net Increase (Decrease)	0	0	219	190
VIP - Disciplined Small Cap Investor Class
Units Issued	3,711	3,534	0	0
Units Redeemed	(2,659)	(4,542)	0	0
Net Increase (Decrease)	1,052	(1,008)	0	0
VIP - FundsManager 20%
Units Issued	7,635	12,009	181	297
Units Redeemed	(9,139)	(8,654)	(58)	(94)
Net Increase (Decrease)	(1,504)	3,355	123	203
VIP - FundsManager 50%
Units Issued	10,886	15,030	2,108	3,012
Units Redeemed	(9,110)	(10,526)	(429)	(262)
Net Increase (Decrease)	1,776	4,504	1,679	2,750
VIP - FundsManager 60%
Units Issued	12,018	13,524	2,655	3,094
Units Redeemed	(7,038)	(5,667)	(367)	(303)
Net Increase (Decrease)	4,980	7,857	2,288	2,791
VIP - FundsManager 70%
Units Issued	11,673	13,710	779	670
Units Redeemed	(7,076)	(6,675)	(112)	(27)
Net Increase (Decrease)	4,597	7,035	667	643
VIP - FundsManager 85%
Units Issued	4,626	5,001	155	456
Units Redeemed	(2,923)	(2,916)	(60)	(87)
Net Increase (Decrease)	1,703	2,085	95	369

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Consumer Staples Investor Class
Units Issued	3,766	2,219	0	0
Units Redeemed	(2,167)	(2,247)	0	0
Net Increase (Decrease)	1,599	(28)	0	0
VIP - Materials Investor Class
Units Issued	637	1,018	0	0
Units Redeemed	(1,143)	(1,039)	0	0
Net Increase (Decrease)	(506)	(21)	0	0
VIP - Telecommunications Investor Class
Units Issued	901	596	0	0
Units Redeemed	(539)	(688)	0	0
Net Increase (Decrease)	362	(92)	0	0
VIP - Emerging Markets Investor Class (b)
Units Issued	1,065	1,111	0	0
Units Redeemed	(949)	(1,076)	0	0
Net Increase (Decrease)	116	35	0	0
VIP - Floating Rate High Income Investor Class (a)
Units Issued	7,230	9,740	0	0
Units Redeemed	(4,749)	(2,787)	0	0
Net Increase (Decrease)	2,481	6,953	0	0
UIF - Emerging Markets Equity
Units Issued	547	622	0	0
Units Redeemed	(815)	(1,038)	0	0
Net Increase (Decrease)	(268)	(416)	0	0
UIF - Emerging Markets Debt
Units Issued	681	1,633	0	0
Units Redeemed	(2,330)	(3,108)	0	0
Net Increase (Decrease)	(1,649)	(1,475)	0	0
UIF - Global Strategist (b)
Units Issued	227	1,127	0	0
Units Redeemed	(634)	(739)	0	0
Net Increase (Decrease)	(407)	388	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	424	403	0	0
Units Redeemed	(431)	(464)	0	0
Net Increase (Decrease)	(7)	(61)	0	0
Lazard - Retirement Emerging Markets
Units Issued	1,266	2,334	0	0
Units Redeemed	(2,187)	(2,967)	0	0
Net Increase (Decrease)	(921)	(633)	0	0
PVIT - Commodity Real Return
Units Issued	1,027	1,317	0	0
Units Redeemed	(791)	(1,356)	0	0
Net Increase (Decrease)	236	(39)	0	0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
PVIT - Low Duration
Units Issued	8,611	11,978	0	0
Units Redeemed	(11,800)	(15,761)	0	0
Net Increase (Decrease)	(3,189)	(3,783)	0	0
PVIT - Real Return
Units Issued	1,597	2,211	0	0
Units Redeemed	(4,114)	(7,064)	0	0
Net Increase (Decrease)	(2,517)	(4,853)	0	0
PVIT - Total Return
Units Issued	7,606	7,011	0	0
Units Redeemed	(9,047)	(17,601)	0	0
Net Increase (Decrease)	(1,441)	(10,590)	0	0
Blackrock - Global Allocation V.I.
Units Issued	2,961	6,559	0	0
Units Redeemed	(2,868)	(3,389)	0	0
Net Increase (Decrease)	93	3,170	0	0
FTVIP - Templeton Global Bond (b)
Units Issued	2,115	5,654	0	0
Units Redeemed	(3,737)	(3,271)	0	0
Net Increase (Decrease)	(1,622)	2,383	0	0
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	3,510	2,322	0	0
Units Redeemed	(2,109)	(1,316)	0	0
Net Increase (Decrease)	1,401	1,006	0	0

	Fidelity Growth and Guaranteed Income
(in thousands)	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	1,744	867
Units Redeemed	(1,463)	(999)
Net Increase (Decrease)	281	(132)
VIP - Balanced Investor Class
Units Issued	493	772
Units Redeemed	(5,304)	(6,416)
Net Increase (Decrease)	(4,811)	(5,644)
VIP - Funds Manager 60%
Units Issued	77	204
Units Redeemed	(5,584)	(6,651)
Net Increase (Decrease)	(5,507)	(6,447)

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market (b)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
2014	13,073	$21.11	$20.45	$275,096	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	15,372	$21.27	$20.66	$326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	17,322	$21.44	$20.86	$370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	22,023	$21.58	$21.04	$474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
VIP - Government Money Market Investor Class (b)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2014	78,786	$9.99	$9.30	$847,543	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	84,881	$10.00	$9.43	$912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	68,806	$10.01	$9.56	$747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	73,170	$10.01	$9.69	$797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
VIP - High Income
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
2014	2,330	$47.51	$46.04	$109,907	0.80%	1.00%	5.25%	0.35%	0.14%
2013	2,707	$47.34	$45.97	$127,331	0.80%	1.00%	5.40%	5.10%	4.89%
2012	3,329	$45.05	$43.83	$148,951	0.80%	1.00%	5.97%	13.31%	13.08%
2011	3,385	$39.76	$38.76	$133,678	0.80%	1.00%	6.46%	3.20%	2.99%
VIP - High Income Investor Class
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
2014	23,814	$13.37	$21.12	$378,042	0.10%	0.25%	5.12%	1.02%	0.87%
2013	26,009	$13.23	$20.93	$409,966	0.10%	0.25%	6.13%	5.84%	5.69%
2012	24,198	$12.50	$19.81	$365,487	0.10%	0.25%	6.62%	14.15%	13.98%
2011	17,762	$10.95	$17.38	$237,550	0.10%	0.25%	6.86%	3.72%	3.56%
VIP - Equity-Income
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
2014	4,898	$93.00	$90.11	$453,370	0.80%	1.00%	2.77%	7.85%	7.63%
2013	5,477	$86.23	$83.72	$470,381	0.80%	1.00%	2.46%	27.12%	26.87%
2012	6,074	$67.83	$65.99	$410,401	0.80%	1.00%	3.06%	16.36%	16.13%
2011	6,944	$58.29	$56.83	$403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
VIP - Equity-Income Investor Class
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
2014	15,931	$19.16	$28.41	$293,306	0.10%	0.25%	2.89%	8.52%	8.36%
2013	15,878	$17.66	$26.22	$269,681	0.10%	0.25%	2.79%	27.86%	27.67%
2012	12,632	$12.44	$20.53	$167,797	0.10%	0.25%	3.24%	16.97%	16.97%
2011	11,968	$11.79	$17.56	$135,566	0.10%	0.25%	2.54%	0.79%	0.64%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
2014	4,109	$105.99	$102.71	$434,211	0.80%	1.00%	0.18%	10.41%	10.18%
2013	4,468	$96.00	$93.21	$427,784	0.80%	1.00%	0.29%	35.25%	34.97%
2012	4,921	$70.98	$69.06	$348,382	0.80%	1.00%	0.58%	13.77%	13.54%
2011	5,626	$62.39	$60.83	$350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
VIP - Growth Investor Class
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%
2014	9,168	$21.17	$30.65	$190,305	0.10%	0.25%	0.13%	11.09%	10.93%
2013	7,849	$19.06	$27.63	$146,881	0.10%	0.25%	0.24%	36.08%	35.88%
2012	7,312	$14.00	$20.34	$100,821	0.10%	0.25%	0.54%	14.46%	14.29%
2011	7,373	$12.23	$17.79	$89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
VIP - Overseas
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	0.00%	0.00%
2014	1,494	$43.46	$42.12	$64,776	0.80%	1.00%	1.29%	(8.81%)	(9.00%)
2013	1,665	$47.66	$46.28	$79,166	0.80%	1.00%	1.34%	29.39%	29.13%
2012	1,912	$36.84	$35.84	$70,288	0.80%	1.00%	1.90%	19.77%	19.53%
2011	2,229	$30.76	$29.98	$68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
VIP - Overseas, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	2,208	$16.33	$15.98	$35,954	0.80%	1.00%	1.27%	(8.83%)	(9.02%)
2013	2,529	$17.91	$17.57	$45,199	0.80%	1.00%	1.41%	29.41%	29.15%
2012	2,734	$13.84	$13.60	$37,773	0.80%	1.00%	1.88%	19.74%	19.50%
2011	3,316	$11.56	$11.38	$38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
VIP - Overseas, Investor Class (b)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
2014	10,964	$14.10	$19.54	$159,847	0.10%	0.25%	1.25%	(8.26%)	(8.40%)
2013	11,193	$15.37	$21.33	$178,565	0.10%	0.25%	1.55%	30.27%	30.07%
2012	8,895	$11.80	$16.40	$109,745	0.10%	0.25%	1.86%	20.51%	20.33%
2011	9,748	$7.79	$13.63	$100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
VIP - Investment Grade Bond
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
2014	5,811	$40.88	$39.62	$235,750	0.80%	1.00%	2.14%	4.98%	4.77%
2013	6,373	$38.94	$37.81	$246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
2012	8,206	$39.97	$38.88	$326,015	0.80%	1.00%	2.28%	5.05%	4.83%
2011	9,202	$38.05	$37.09	$348,146	0.80%	1.00%	3.26%	6.48%	6.26%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
2014	36,661	$11.72	$15.07	$504,641	0.10%	0.25%	2.57%	5.72%	5.57%
2013	29,206	$11.09	$14.28	$386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
2012	39,706	$11.30	$14.72	$537,782	0.10%	0.25%	2.46%	5.70%	5.54%
2011	34,292	$10.69	$13.80	$444,312	0.10%	0.25%	3.64%	7.14%	6.98%
VIP - Asset Manager
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
2014	4,860	$52.66	$51.03	$254,609	0.80%	1.00%	1.46%	4.99%	4.77%
2013	5,374	$50.16	$48.70	$268,232	0.80%	1.00%	1.55%	14.78%	14.55%
2012	5,966	$43.70	$42.52	$259,473	0.80%	1.00%	1.50%	11.58%	11.35%
2011	6,766	$39.17	$38.18	$263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
VIP - Asset Manager Investor Class
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
2014	9,444	$14.78	$20.90	$158,725	0.10%	0.25%	1.61%	5.63%	5.47%
2013	7,503	$13.99	$19.82	$120,888	0.10%	0.25%	1.57%	15.51%	15.33%
2012	7,075	$12.11	$17.18	$99,436	0.10%	0.25%	1.45%	12.33%	12.16%
2011	7,202	$10.78	$15.32	$90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
VIP - Index 500
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
2014	58,635	$20.50	$59.56	$1,529,550	0.10%	1.00%	1.82%	13.46%	12.43%
2013	48,345	$18.07	$52.97	$1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
2012	36,115	$13.14	$40.46	$741,824	0.10%	1.00%	2.16%	15.80%	14.75%
2011	33,267	$11.81	$35.26	$631,447	0.10%	1.00%	1.94%	1.94%	1.02%
VIP - Asset Manager: Growth
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
2014	2,426	$34.99	$33.91	$84,329	0.80%	1.00%	1.06%	5.03%	4.82%
2013	2,621	$33.32	$32.35	$86,824	0.80%	1.00%	1.00%	21.43%	21.19%
2012	2,936	$27.44	$26.69	$80,108	0.80%	1.00%	1.40%	14.52%	14.29%
2011	3,298	$23.96	$23.35	$78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
VIP - Asset Manager: Growth Investor Class
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)
2014	4,639	$16.04	$23.40	$81,069	0.10%	0.25%	1.24%	5.68%	5.53%
2013	3,228	$15.17	$22.17	$53,782	0.10%	0.25%	1.13%	22.18%	22.00%
2012	2,464	$12.42	$18.17	$33,901	0.10%	0.25%	1.30%	15.31%	15.13%
2011	2,688	$10.77	$15.79	$32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
2014	13,244	$74.46	$72.16	$982,780	0.80%	1.00%	0.94%	11.05%	10.82%
2013	14,519	$67.06	$65.11	$970,548	0.80%	1.00%	1.06%	30.24%	29.97%
2012	16,248	$51.49	$50.09	$834,104	0.80%	1.00%	1.32%	15.48%	15.25%
2011	18,231	$44.59	$43.47	$810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
VIP - Contrafund Investor Class
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
2014	49,771	$19.55	$29.87	$1,042,796	0.10%	0.25%	0.94%	11.74%	11.57%
2013	47,175	$17.49	$26.77	$888,842	0.10%	0.25%	1.09%	31.02%	30.83%
2012	41,581	$13.35	$20.46	$601,894	0.10%	0.25%	1.32%	16.22%	16.05%
2011	39,873	$11.49	$17.63	$500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
VIP - Balanced
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
2014	5,826	$27.96	$27.09	$161,491	0.80%	1.00%	1.52%	9.38%	9.16%
2013	5,952	$25.56	$24.82	$150,888	0.80%	1.00%	1.57%	18.70%	18.46%
2012	6,034	$21.54	$20.95	$128,923	0.80%	1.00%	1.68%	14.14%	13.91%
2011	6,610	$18.87	$18.39	$123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
VIP - Balanced Investor Class
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
2014	112,351	$16.80	$25.04	$1,907,723	0.10%	1.40%	1.50%	10.07%	8.64%
2013	108,473	$15.26	$23.05	$1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
2012	104,248	$12.78	$20.47	$1,324,469	0.10%	1.40%	1.66%	14.87%	14.70%
2011	106,462	$11.13	$17.25	$1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
VIP - Dynamic Capital Appreciation
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
2014	1,355	$26.34	$25.75	$35,546	0.80%	1.00%	0.47%	10.04%	9.82%
2013	1,342	$23.94	$23.44	$32,005	0.80%	1.00%	0.40%	37.43%	37.15%
2012	1,111	$17.42	$17.09	$19,288	0.80%	1.00%	0.75%	21.74%	21.49%
2011	899	$14.31	$14.07	$12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
VIP - Dynamic Capital Appreciation Investor Class
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
2014	5,719	$21.36	$33.96	$129,355	0.10%	0.25%	0.42%	10.68%	10.51%
2013	4,741	$19.29	$30.73	$97,349	0.10%	0.25%	0.40%	38.38%	38.17%
2012	2,276	$13.94	$22.24	$34,253	0.10%	0.25%	0.66%	22.39%	22.21%
2011	1,702	$11.39	$18.20	$21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
2014	4,421	$31.07	$30.11	$136,468	0.80%	1.00%	1.73%	9.59%	9.37%
2013	4,724	$28.35	$27.53	$133,169	0.80%	1.00%	1.88%	32.50%	32.23%
2012	5,052	$21.40	$20.82	$107,512	0.80%	1.00%	2.25%	17.61%	17.37%
2011	5,404	$18.19	$17.74	$97,795	0.80%	1.00%	1.73%	0.80%	0.59%
VIP - Growth & Income Investor Class
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)
2014	8,231	$20.91	$28.72	$168,988	0.10%	0.25%	1.97%	10.22%	10.06%
2013	6,332	$18.97	$26.10	$118,704	0.10%	0.25%	2.21%	33.38%	33.18%
2012	3,549	$14.22	$19.60	$49,888	0.10%	0.25%	2.51%	18.34%	18.16%
2011	2,617	$12.02	$16.58	$31,198	0.10%	0.25%	1.80%	1.43%	1.28%
VIP - Growth Opportunities
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
2014	3,284	$24.04	$23.29	$78,483	0.80%	1.00%	0.21%	11.30%	11.08%
2013	3,898	$21.60	$20.97	$83,770	0.80%	1.00%	0.31%	36.80%	36.52%
2012	4,327	$15.79	$15.36	$68,001	0.80%	1.00%	0.39%	18.65%	18.41%
2011	4,592	$13.31	$12.97	$60,853	0.80%	1.00%	0.17%	1.48%	1.28%
VIP - Growth Opportunities Investor Class
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
2014	5,767	$22.92	$38.05	$127,583	0.10%	0.25%	0.15%	11.98%	11.81%
2013	5,767	$20.46	$34.03	$114,008	0.10%	0.25%	0.28%	37.63%	37.43%
2012	4,978	$14.87	$24.76	$71,790	0.10%	0.25%	0.33%	19.42%	19.24%
2011	4,161	$12.45	$20.77	$50,498	0.10%	0.25%	0.12%	2.08%	1.93%
VIP - Mid Cap
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
2014	9,676	$37.91	$36.81	$365,029	0.80%	1.00%	0.25%	5.44%	5.22%
2013	10,853	$35.96	$34.98	$388,500	0.80%	1.00%	0.51%	35.14%	34.87%
2012	12,113	$26.61	$25.94	$320,946	0.80%	1.00%	0.59%	13.91%	13.68%
2011	14,739	$23.36	$22.82	$343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
VIP - Mid Cap Investor Class
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
2014	21,604	$17.13	$30.58	$442,609	0.10%	0.25%	0.18%	6.10%	5.94%
2013	21,157	$16.15	$28.86	$413,891	0.10%	0.25%	0.48%	35.94%	35.74%
2012	18,688	$11.88	$21.26	$274,541	0.10%	0.25%	0.53%	14.63%	14.45%
2011	20,885	$10.36	$18.58	$270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
2014	2,106	$23.67	$23.14	$49,610	0.80%	1.00%	0.95%	5.94%	5.73%
2013	2,749	$22.34	$21.89	$61,148	0.80%	1.00%	0.89%	29.45%	29.19%
2012	3,094	$17.26	$16.94	$53,219	0.80%	1.00%	0.63%	26.26%	26.00%
2011	3,181	$13.67	$13.45	$43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
VIP - Value Strategies Investor Class
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
2014	3,991	$19.47	$40.36	$79,927	0.10%	0.25%	0.95%	6.56%	6.40%
2013	4,609	$18.28	$37.93	$86,833	0.10%	0.25%	0.88%	30.32%	30.12%
2012	4,026	$14.02	$29.15	$58,912	0.10%	0.25%	0.59%	27.08%	26.89%
2011	3,595	$11.04	$22.97	$41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
VIP - Utilities
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
2014	1,509	$22.24	$21.65	$33,446	0.80%	1.00%	1.84%	20.80%	20.56%
2013	1,282	$18.41	$17.96	$23,539	0.80%	1.00%	2.37%	20.05%	19.81%
2012	1,538	$15.34	$14.99	$23,523	0.80%	1.00%	2.45%	6.54%	6.32%
2011	1,859	$14.39	$14.09	$26,682	0.80%	1.00%	2.29%	12.30%	12.07%
VIP - Utilities Investor Class
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	4,136	$18.66	$23.30	$87,778	0.10%	0.25%	1.95%	21.52%	21.34%
2013	2,644	$15.36	$19.20	$46,875	0.10%	0.25%	2.37%	20.80%	20.62%
2012	2,633	$12.71	$15.92	$38,809	0.10%	0.25%	2.63%	7.25%	7.09%
2011	3,112	$11.85	$14.86	$42,820	0.10%	0.25%	2.93%	13.00%	12.83%
VIP - Technology
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%
2014	2,799	$21.94	$21.35	$61,188	0.80%	1.00%	0.10%	11.01%	10.79%
2013	2,789	$19.76	$19.27	$54,950	0.80%	1.00%	0.15%	26.79%	26.53%
2012	3,484	$15.59	$15.23	$54,149	0.80%	1.00%	—	16.57%	16.34%
2011	4,803	$13.37	$13.09	$64,087	0.80%	1.00%	—	(10.50%)	(10.68%)
VIP - Technology Investor Class
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
2014	7,247	$18.73	$43.53	$163,974	0.10%	0.25%	0.05%	11.75%	11.58%
2013	5,373	$16.76	$39.01	$110,744	0.10%	0.25%	0.10%	27.60%	27.41%
2012	5,183	$13.14	$30.62	$84,371	0.10%	0.25%	—	17.40%	17.22%
2011	5,008	$11.19	$26.12	$70,785	0.10%	0.25%	—	(10.01%)	(10.15%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
2014	2,469	$26.47	$25.77	$65,148	0.80%	1.00%	0.83%	(13.30%)	(13.47%)
2013	2,814	$30.53	$29.78	$85,693	0.80%	1.00%	0.87%	23.49%	23.24%
2012	3,600	$24.73	$24.16	$88,786	0.80%	1.00%	0.95%	4.15%	3.94%
2011	4,927	$23.74	$23.25	$116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
VIP - Energy Investor Class
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
2014	5,935	$14.16	$21.09	$92,315	0.10%	0.25%	0.80%	(12.73%)	(12.86%)
2013	5,402	$16.22	$24.21	$96,642	0.10%	0.25%	0.88%	24.26%	24.07%
2012	5,665	$13.06	$19.51	$82,204	0.10%	0.25%	0.88%	4.81%	4.65%
2011	6,916	$12.46	$18.64	$96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
VIP - Health Care
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
2014	5,618	$37.74	$36.73	$211,292	0.80%	1.00%	—	31.77%	31.50%
2013	5,230	$28.64	$27.93	$149,383	0.80%	1.00%	—	54.88%	54.57%
2012	3,275	$18.49	$18.07	$60,385	0.80%	1.00%	0.43%	19.84%	19.59%
2011	3,043	$15.43	$15.11	$46,834	0.80%	1.00%	—	7.44%	7.23%
VIP - Health Care Investor Class
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
2014	17,951	$32.24	$47.29	$610,573	0.10%	0.25%	—	32.59%	32.39%
2013	13,509	$24.31	$35.72	$348,400	0.10%	0.25%	—	55.85%	55.62%
2012	6,296	$15.60	$22.95	$105,308	0.10%	0.25%	0.39%	20.55%	20.37%
2011	4,588	$12.94	$19.07	$63,726	0.10%	0.25%	—	8.15%	7.99%
VIP - Financial Services
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
2014	1,690	$12.73	$12.39	$21,441	0.80%	1.00%	1.08%	9.99%	9.77%
2013	2,162	$11.57	$11.28	$24,936	0.80%	1.00%	1.23%	32.79%	32.52%
2012	1,833	$8.71	$8.52	$15,938	0.80%	1.00%	1.24%	27.51%	27.25%
2011	1,594	$6.83	$6.69	$10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
VIP - Financial Services Investor Class
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
2014	5,492	$17.27	$27.12	$75,988	0.10%	0.25%	1.28%	10.64%	10.48%
2013	4,475	$15.61	$24.55	$54,149	0.10%	0.25%	1.28%	33.60%	33.40%
2012	3,068	$11.68	$18.40	$27,690	0.10%	0.25%	1.34%	28.23%	28.04%
2011	1,781	$9.11	$14.37	$12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
2014	1,176	$36.41	$35.43	$42,638	0.80%	1.00%	0.77%	5.36%	5.14%
2013	1,469	$34.56	$33.70	$50,583	0.80%	1.00%	0.88%	38.68%	38.40%
2012	1,153	$24.92	$24.35	$28,615	0.80%	1.00%	1.30%	18.86%	18.62%
2011	1,512	$20.96	$20.53	$31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
VIP - Industrials Investor Class
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)
2014	4,503	$20.55	$36.20	$109,165	0.10%	0.25%	0.75%	6.05%	5.89%
2013	5,091	$19.37	$34.19	$116,944	0.10%	0.25%	1.04%	39.58%	39.37%
2012	2,477	$13.88	$24.53	$41,830	0.10%	0.25%	1.24%	19.53%	19.35%
2011	2,836	$11.61	$20.55	$40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
VIP - Consumer Discretionary
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
2014	817	$23.77	$23.14	$19,323	0.80%	1.00%	0.42%	8.76%	8.54%
2013	1,334	$21.86	$21.32	$29,023	0.80%	1.00%	0.15%	39.97%	39.69%
2012	708	$15.62	$15.26	$11,006	0.80%	1.00%	0.38%	20.69%	20.44%
2011	531	$12.94	$12.67	$6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
VIP - Consumer Discretionary Investor Class
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
2014	3,414	$22.23	$40.45	$79,154	0.10%	0.25%	0.40%	9.47%	9.31%
2013	4,609	$20.30	$37.01	$98,967	0.10%	0.25%	0.11%	40.91%	40.70%
2012	1,640	$14.41	$26.30	$24,949	0.10%	0.25%	0.34%	21.33%	21.14%
2011	1,069	$11.88	$21.71	$13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
VIP - Real Estate
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
2014	1,746	$32.07	$31.35	$55,826	0.80%	1.00%	1.87%	29.14%	28.88%
2013	1,667	$24.84	$24.33	$41,306	0.80%	1.00%	1.46%	1.01%	0.81%
2012	2,372	$24.59	$24.13	$58,188	0.80%	1.00%	1.50%	17.62%	17.38%
2011	2,243	$20.91	$20.56	$46,797	0.80%	1.00%	1.05%	7.22%	7.01%
VIP - Real Estate Investor Class
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
2014	9,620	$18.31	$44.58	$199,704	0.10%	0.25%	1.98%	29.89%	29.70%
2013	7,818	$14.10	$34.37	$127,117	0.10%	0.25%	1.59%	1.71%	1.55%
2012	7,330	$13.86	$33.85	$120,529	0.10%	0.25%	1.59%	18.31%	18.13%
2011	5,319	$11.72	$28.65	$74,345	0.10%	0.25%	1.10%	7.93%	7.76%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
2014	4,970	$18.15	$17.76	$89,899	0.80%	1.00%	2.83%	2.77%	2.57%
2013	5,762	$17.66	$17.32	$101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
2012	7,947	$17.75	$17.44	$140,715	0.80%	1.00%	3.56%	9.61%	9.39%
2011	8,650	$16.19	$15.94	$139,754	0.80%	1.00%	4.15%	3.83%	3.62%
VIP - Strategic Income Investor Class
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
2014	60,131	$12.25	$17.82	$912,285	0.10%	0.25%	3.04%	3.48%	3.33%
2013	58,891	$11.84	$17.25	$872,838	0.10%	0.25%	3.81%	0.16%	0.01%
2012	66,834	$11.82	$17.24	$1,001,583	0.10%	0.25%	3.87%	10.39%	10.23%
2011	54,717	$10.71	$15.64	$754,252	0.10%	0.25%	4.54%	4.45%	4.29%
VIP - Growth Strategies (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	415	$18.28	$17.93	$7,562	0.80%	1.00%	0.11%	12.67%	12.44%
2013	435	$16.22	$15.95	$7,025	0.80%	1.00%	0.02%	36.16%	35.88%
2012	357	$11.92	$11.74	$4,251	0.80%	1.00%	—	10.81%	10.58%
2011	422	$10.75	$10.61	$4,524	0.80%	1.00%	—	(9.72%)	(9.90%)
VIP - Growth Strategies Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,388	$19.11	$31.82	$26,308	0.10%	0.25%	0.11%	13.48%	13.31%
2013	905	$16.84	$28.08	$15,290	0.10%	0.25%	0.01%	36.86%	36.65%
2012	523	$12.31	$20.55	$6,514	0.10%	0.25%	—	11.56%	11.39%
2011	589	$11.03	$18.45	$6,664	0.10%	0.25%	—	(9.14%)	(9.28%)
VIP - International Capital Appreciation (a)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	0.00%	0.00%	0.00%
VIP - International Capital Appreciation, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,037	$15.66	$15.36	$16,199	0.80%	1.00%	0.40%	2.20%	1.99%
2013	1,061	$15.32	$15.06	$16,213	0.80%	1.00%	0.68%	20.68%	20.43%
2012	1,388	$12.70	$12.51	$17,594	0.80%	1.00%	1.01%	24.89%	24.64%
2011	948	$10.17	$10.03	$9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
VIP - International Capital Appreciation Investor Class (b)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
2014	6,282	$16.26	$31.09	$102,163	0.10%	0.25%	0.38%	2.80%	2.65%
2013	5,063	$15.82	$30.29	$80,713	0.10%	0.25%	0.74%	21.38%	21.20%
2012	2,789	$13.03	$24.99	$36,801	0.10%	0.25%	1.15%	25.68%	25.49%
2011	2,160	$10.37	$19.92	$22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	506	$15.16	$14.87	$7,648	0.80%	1.00%	1.18%	12.15%	11.93%
2013	576	$13.52	$13.29	$7,765	0.80%	1.00%	0.58%	34.09%	33.82%
2012	480	$10.08	$9.93	$4,820	0.80%	1.00%	2.14%	13.08%	12.85%
2011	656	$8.92	$8.80	$5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
VIP - Value Leaders Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,200	$18.15	$26.23	$19,647	0.10%	0.25%	1.21%	12.83%	12.66%
2013	1,208	$16.09	$23.28	$17,633	0.10%	0.25%	0.60%	34.95%	34.75%
2012	844	$10.02	$17.28	$9,074	0.10%	0.25%	2.09%	13.81%	13.63%
2011	1,237	$10.48	$15.20	$11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
VIP - Value
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)
2014	1,221	$18.16	$17.81	$22,098	0.80%	1.00%	1.42%	10.52%	10.30%
2013	1,142	$16.43	$16.15	$18,690	0.80%	1.00%	1.19%	31.40%	31.13%
2012	947	$12.50	$12.32	$11,810	0.80%	1.00%	1.67%	19.93%	19.69%
2011	1,260	$10.43	$10.29	$13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
VIP - Value Investor Class
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
2014	5,046	$20.16	$35.33	$98,656	0.10%	0.25%	1.47%	11.17%	11.00%
2013	3,681	$18.14	$31.83	$65,290	0.10%	0.25%	1.32%	32.28%	32.09%
2012	2,318	$13.71	$24.10	$31,410	0.10%	0.25%	1.66%	20.71%	20.53%
2011	2,506	$11.36	$19.99	$28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
VIP - Growth Stock (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	930	$21.29	$20.88	$19,736	0.80%	1.00%	0.86%	11.69%	11.46%
2013	839	$19.06	$18.74	$15,953	0.80%	1.00%	0.59%	33.80%	33.53%
2012	777	$14.25	$14.03	$11,043	0.80%	1.00%	0.85%	17.43%	17.20%
2011	700	$12.13	$11.97	$8,485	0.80%	1.00%	—	0.01%	(0.19%)
VIP - Growth Stock Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	4,630	$21.55	$35.00	$102,903	0.10%	0.25%	0.81%	12.41%	12.24%
2013	3,793	$19.17	$31.18	$75,655	0.10%	0.25%	0.58%	34.60%	34.40%
2012	2,920	$14.24	$23.20	$43,267	0.10%	0.25%	0.93%	18.27%	18.09%
2011	1,742	$12.04	$19.65	$22,177	0.10%	0.25%	—	0.57%	0.42%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
2014	897	$14.18	$14.18	$12,717	0.80%	0.80%	1.53%	2.95%	2.95%
2013	868	$13.78	$13.78	$11,966	0.80%	0.80%	1.59%	4.70%	4.70%
2012	887	$13.16	$13.16	$11,668	0.80%	0.80%	1.57%	5.67%	5.67%
2011	770	$12.45	$12.45	$9,591	0.80%	0.80%	1.75%	0.82%	0.82%
VIP - Freedom Income Investor Class
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
2014	4,441	$12.24	$15.07	$62,053	0.10%	0.25%	1.58%	3.70%	3.54%
2013	4,120	$11.80	$14.56	$56,010	0.10%	0.25%	1.80%	5.32%	5.16%
2012	2,650	$11.20	$13.84	$35,059	0.10%	0.25%	1.61%	6.44%	6.27%
2011	2,276	$10.53	$13.03	$28,303	0.10%	0.25%	1.75%	1.44%	1.29%
VIP - Freedom 2005
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
2014	480	$15.22	$15.22	$7,305	0.80%	0.80%	1.69%	3.46%	3.46%
2013	447	$14.71	$14.71	$6,574	0.80%	0.80%	1.69%	8.86%	8.86%
2012	424	$13.51	$13.51	$5,723	0.80%	0.80%	1.70%	8.68%	8.68%
2011	397	$12.43	$12.43	$4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
VIP - Freedom 2005 Investor Class
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
2014	1,279	$13.48	$18.42	$19,848	0.10%	0.25%	1.74%	4.14%	3.99%
2013	1,074	$12.94	$17.71	$16,204	0.10%	0.25%	1.68%	9.62%	9.46%
2012	900	$11.81	$16.18	$12,341	0.10%	0.25%	1.86%	9.50%	9.33%
2011	673	$10.78	$14.80	$8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
VIP - Freedom 2010
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
2014	864	$16.25	$16.25	$14,043	0.80%	0.80%	1.59%	3.69%	3.69%
2013	958	$15.67	$15.67	$15,005	0.80%	0.80%	1.69%	12.58%	12.58%
2012	1,036	$13.92	$13.92	$14,411	0.80%	0.80%	1.86%	10.88%	10.88%
2011	1,196	$12.55	$12.55	$15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
VIP - Freedom 2010 Investor Class
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
2014	3,359	$14.36	$20.00	$55,984	0.10%	0.25%	1.67%	4.46%	4.30%
2013	3,517	$13.75	$19.17	$55,875	0.10%	0.25%	1.77%	13.29%	13.12%
2012	3,482	$12.14	$16.95	$49,023	0.10%	0.25%	1.87%	11.70%	11.54%
2011	3,649	$10.87	$15.19	$46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
2014	1,816	$16.64	$16.64	$30,216	0.80%	0.80%	1.63%	3.86%	3.86%
2013	1,895	$16.02	$16.02	$30,357	0.80%	0.80%	1.75%	13.50%	13.50%
2012	2,006	$14.11	$14.11	$28,314	0.80%	0.80%	2.05%	11.33%	11.33%
2011	2,255	$12.68	$12.68	$28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
VIP - Freedom 2015 Investor Class
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	5,488	$14.57	$20.54	$93,183	0.10%	0.25%	1.66%	4.54%	4.38%
2013	5,463	$13.94	$19.67	$88,922	0.10%	0.25%	1.87%	14.24%	14.07%
2012	4,984	$12.20	$17.25	$71,657	0.10%	0.25%	2.01%	11.98%	11.82%
2011	4,778	$10.90	$15.42	$61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
VIP - Freedom 2020
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
2014	1,743	$16.74	$16.74	$29,169	0.80%	0.80%	1.58%	3.99%	3.99%
2013	1,826	$16.09	$16.09	$29,388	0.80%	0.80%	1.76%	15.09%	15.09%
2012	1,852	$13.98	$13.98	$25,900	0.80%	0.80%	2.03%	12.47%	12.47%
2011	1,869	$12.43	$12.43	$23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
VIP - Freedom 2020 Investor Class
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
2014	10,057	$15.10	$22.12	$171,670	0.10%	0.25%	1.74%	4.65%	4.49%
2013	8,641	$14.43	$21.17	$142,627	0.10%	0.25%	1.88%	15.85%	15.67%
2012	7,766	$12.46	$18.30	$111,109	0.10%	0.25%	2.11%	13.19%	13.01%
2011	7,320	$11.01	$16.19	$92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
VIP - Freedom 2025
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
2014	927	$17.58	$17.58	$16,302	0.80%	0.80%	1.58%	4.22%	4.22%
2013	961	$16.87	$16.87	$16,215	0.80%	0.80%	1.96%	18.99%	18.99%
2012	857	$14.18	$14.18	$12,151	0.80%	0.80%	1.84%	14.18%	14.18%
2011	909	$12.42	$12.42	$11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
VIP - Freedom 2025 Investor Class
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
2014	7,242	$15.95	$23.65	$129,695	0.10%	0.25%	1.70%	4.94%	4.78%
2013	6,194	$15.20	$22.57	$106,760	0.10%	0.25%	2.11%	19.83%	19.65%
2012	4,607	$12.68	$18.86	$67,147	0.10%	0.25%	2.30%	14.94%	14.77%
2011	3,774	$11.03	$16.44	$48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
2014	1,003	$17.38	$17.38	$17,423	0.80%	0.80%	1.58%	4.12%	4.12%
2013	1,025	$16.69	$16.69	$17,116	0.80%	0.80%	1.76%	20.69%	20.69%
2012	1,072	$13.83	$13.83	$14,829	0.80%	0.80%	2.12%	14.65%	14.65%
2011	1,070	$12.06	$12.06	$12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
VIP - Freedom 2030 Investor Class
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
2014	6,811	$16.28	$24.56	$121,507	0.10%	0.25%	1.57%	4.72%	4.57%
2013	5,995	$15.55	$23.49	$102,899	0.10%	0.25%	1.98%	21.60%	21.41%
2012	4,355	$12.78	$19.35	$62,374	0.10%	0.25%	2.26%	15.38%	15.21%
2011	3,797	$11.08	$16.79	$47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
VIP - Freedom Lifetime Income I
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
2014	801	$15.54	$15.54	$12,440	0.60%	0.60%	1.91%	4.05%	4.05%
2013	718	$14.93	$14.93	$10,717	0.60%	0.60%	1.83%	9.31%	9.31%
2012	719	$13.66	$13.66	$9,829	0.60%	0.60%	1.98%	9.76%	9.76%
2011	692	$12.45	$12.45	$8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
VIP - Freedom Lifetime Income II
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
2014	1,775	$16.20	$16.20	$28,755	0.60%	0.60%	1.97%	4.43%	4.43%
2013	1,450	$15.51	$15.51	$22,505	0.60%	0.60%	1.88%	12.08%	12.08%
2012	1,385	$13.84	$13.84	$19,164	0.60%	0.60%	2.05%	10.93%	10.93%
2011	1,287	$12.48	$12.48	$16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
VIP - Freedom Lifetime Income III
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)
2014	892	$17.23	$17.23	$15,373	0.60%	0.60%	2.03%	4.67%	4.67%
2013	702	$16.46	$16.46	$11,559	0.60%	0.60%	1.91%	19.70%	19.70%
2012	605	$13.75	$13.75	$8,306	0.60%	0.60%	2.32%	14.50%	14.50%
2011	568	$12.01	$12.01	$6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
VIP - Disciplined Small Cap
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
2014	1,981	$16.09	$15.81	$31,817	0.80%	1.00%	0.36%	4.44%	4.23%
2013	2,738	$15.41	$15.17	$42,103	0.80%	1.00%	0.56%	37.25%	36.97%
2012	1,679	$11.23	$11.08	$18,804	0.80%	1.00%	1.94%	18.05%	17.81%
2011	1,923	$9.51	$9.40	$18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
2014	8,358	$21.03	$31.08	$159,191	0.10%	0.25%	0.33%	5.05%	4.89%
2013	9,367	$20.02	$29.63	$169,772	0.10%	0.25%	0.56%	38.04%	37.84%
2012	4,469	$14.51	$21.50	$59,020	0.10%	0.25%	1.91%	18.84%	18.66%
2011	4,347	$12.21	$18.12	$49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
VIP - FundsManager 20%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
2014	50,895	$12.27	$13.15	$689,187	0.10%	1.00%	1.31%	4.02%	3.08%
2013	47,822	$11.80	$12.76	$626,307	0.10%	1.00%	1.24%	5.52%	4.57%
2012	46,646	$11.18	$12.20	$582,542	0.10%	1.00%	1.51%	5.48%	4.52%
2011	39,623	$10.60	$11.67	$472,645	0.10%	1.00%	1.85%	2.20%	1.29%
VIP - FundsManager 50%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
2014	79,527	$14.38	$14.21	$1,205,623	0.10%	1.00%	1.20%	4.99%	4.05%
2013	73,187	$13.69	$13.65	$1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
2012	62,040	$11.93	$12.00	$792,965	0.10%	1.00%	1.31%	10.02%	9.03%
2011	57,896	$10.84	$11.01	$677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
VIP - FundsManager 60%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
2014	114,312	$15.12	$19.34	$1,679,510	0.10%	1.40%	1.29%	5.30%	3.93%
2013	110,201	$14.36	$18.61	$1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
2012	107,021	$12.12	$19.56	$1,285,160	0.10%	1.40%	1.44%	11.49%	10.03%
2011	108,577	$10.87	$14.46	$1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
VIP - FundsManager 70%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
2014	59,100	$15.82	$14.38	$936,281	0.10%	1.00%	1.23%	5.05%	4.10%
2013	51,975	$15.05	$13.82	$788,692	0.10%	1.00%	1.20%	21.63%	20.54%
2012	44,350	$12.38	$11.46	$557,749	0.10%	1.00%	1.57%	13.11%	12.08%
2011	44,286	$10.94	$10.23	$494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
VIP - FundsManager 85%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
2014	21,622	$16.70	$14.32	$345,076	0.10%	1.00%	1.03%	5.19%	4.24%
2013	19,518	$15.88	$13.73	$298,041	0.10%	1.00%	1.01%	27.60%	26.45%
2012	17,254	$12.44	$10.86	$206,109	0.10%	1.00%	1.25%	14.00%	12.97%
2011	20,014	$10.92	$9.61	$209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
2014	1,053	$20.17	$19.86	$21,190	0.80%	1.00%	1.44%	14.74%	14.51%
2013	1,350	$17.58	$17.34	$23,705	0.80%	1.00%	1.64%	20.83%	20.58%
2012	1,512	$14.55	$14.38	$21,939	0.80%	1.00%	1.73%	14.47%	14.24%
2011	989	$12.71	$12.59	$12,555	0.80%	1.00%	1.46%	7.32%	7.10%
VIP - Consumer Staples Investor Class
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%
2014	7,003	$19.55	$26.16	$145,149	0.10%	0.25%	1.51%	15.40%	15.23%
2013	7,031	$16.94	$22.71	$127,120	0.10%	0.25%	1.91%	21.67%	21.48%
2012	5,448	$13.93	$18.69	$81,526	0.10%	0.25%	1.93%	15.19%	15.01%
2011	3,126	$12.09	$16.25	$40,835	0.10%	0.25%	1.77%	7.97%	7.80%
VIP - Materials
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
2014	918	$17.66	$17.39	$16,197	0.80%	1.00%	0.89%	(0.43%)	(0.63%)
2013	1,106	$17.74	$17.50	$19,601	0.80%	1.00%	0.99%	21.18%	20.93%
2012	1,562	$14.64	$14.47	$22,840	0.80%	1.00%	0.83%	19.18%	18.94%
2011	2,063	$12.28	$12.17	$25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
VIP - Materials Investor Class
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
2014	2,544	$16.99	$37.13	$48,315	0.10%	0.25%	0.91%	0.21%	0.06%
2013	2,565	$16.96	$37.11	$48,970	0.10%	0.25%	1.01%	21.95%	21.77%
2012	2,883	$13.90	$30.47	$45,616	0.10%	0.25%	0.84%	19.95%	19.77%
2011	3,475	$11.59	$25.44	$45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
VIP - Telecommunications
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
2014	249	$12.65	$12.45	$3,146	0.80%	1.00%	3.28%	2.67%	2.46%
2013	338	$12.32	$12.15	$4,160	0.80%	1.00%	1.49%	20.31%	20.07%
2012	426	$10.24	$10.12	$4,358	0.80%	1.00%	1.63%	19.27%	19.03%
2011	322	$8.58	$8.50	$2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
VIP - Telecommunications Investor Class
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
2014	965	$16.80	$31.82	$14,160	0.10%	0.25%	3.41%	3.37%	3.25%
2013	1,057	$16.25	$30.82	$15,249	0.10%	0.25%	1.88%	21.15%	20.97%
2012	881	$13.41	$25.48	$10,711	0.10%	0.25%	1.80%	19.87%	19.69%
2011	554	$11.19	$21.27	$5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
VIP - Emerging Markets (a)
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	0.00%	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	924	$8.33	$8.22	$7,683	0.80%	1.00%	0.31%	0.54%	0.34%
2013	1,108	$8.28	$8.19	$9,168	0.80%	1.00%	0.70%	3.12%	2.91%
2012	1,272	$8.03	$7.96	$10,208	0.80%	1.00%	0.89%	13.45%	13.22%
2011	1,950	$7.08	$7.03	$13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
VIP - Emerging Markets Investor Class (b)
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
2014	2,693	$10.99	$22.92	$27,501	0.10%	0.25%	0.29%	1.20%	1.05%
2013	2,658	$10.86	$22.68	$27,030	0.10%	0.25%	0.67%	3.79%	3.64%
2012	2,703	$10.46	$21.89	$27,371	0.10%	0.25%	1.06%	14.03%	13.83%
2011	3,130	$9.18	$19.22	$27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Floating Rate High Income (a)
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
2014	141	$9.90	$9.88	$1,396	0.80%	1.00%	2.04%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class (a)
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)
2014	6,953	$9.94	$9.93	$69,081	0.10%	0.25%	2.54%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
2014	4,403	$10.54	$25.22	$75,494	0.10%	1.00%	0.38%	(4.58%)	(5.44%)
2013	5,170	$11.05	$26.68	$94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	6,117	$11.18	$27.22	$118,887	0.10%	1.00%	—	19.83%	18.75%
2011	7,360	$9.33	$22.93	$122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
UIF - Emerging Markets Debt
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
2014	10,524	$11.68	$29.53	$159,823	0.10%	1.00%	5.47%	2.82%	1.90%
2013	12,134	$11.36	$28.98	$181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
2012	17,186	$12.46	$32.08	$290,698	0.10%	1.00%	2.76%	17.84%	16.78%
2011	11,029	$10.57	$27.47	$166,236	0.10%	1.00%	3.56%	6.93%	5.97%
UIF - Global Strategist (b)
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
2014	2,975	$14.60	$16.03	$43,258	0.10%	1.00%	0.84%	2.05%	1.13%
2013	2,705	$14.31	$15.85	$39,365	0.10%	1.00%	0.11%	15.83%	14.79%
2012	2,623	$12.35	$13.81	$33,323	0.10%	1.00%	2.07%	13.73%	12.70%
2011	3,069	$10.86	$12.25	$34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
Invesco - Van Kampen Global Core Equity
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)
2014	1,662	$14.08	$17.01	$23,781	0.10%	1.00%	2.03%	0.59%	(0.32%)
2013	1,807	$13.99	$17.06	$25,963	0.10%	1.00%	2.02%	22.38%	21.28%
2012	1,584	$11.44	$14.07	$19,490	0.10%	1.00%	2.46%	13.63%	12.61%
2011	1,938	$10.06	$12.49	$20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
WFAF - Advantage VT Discovery
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	835	$35.70	$34.59	$29,659	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	946	$35.86	$34.82	$33,784	0.80%	1.00%	0.01%	42.65%	42.36%
2012	1,058	$25.14	$24.46	$26,490	0.80%	1.00%	—	16.79%	16.55%
2011	1,185	$21.52	$20.98	$25,412	0.80%	1.00%	—	(0.38%)	(0.58%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
2014	573	$36.73	$35.59	$20,946	0.80%	1.00%	0.06%	9.54%	9.32%
2013	622	$33.53	$32.56	$20,791	0.80%	1.00%	0.20%	29.63%	29.37%
2012	690	$25.87	$25.17	$17,787	0.80%	1.00%	0.10%	14.59%	14.36%
2011	780	$22.57	$22.01	$17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
Lazard - Retirement Emerging Markets
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
2014	9,633	$10.85	$13.89	$130,919	0.10%	1.00%	1.89%	(4.48%)	(5.34%)
2013	10,645	$11.36	$14.67	$153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
2012	11,474	$11.49	$14.97	$171,550	0.10%	1.00%	1.81%	22.22%	21.11%
2011	12,133	$9.40	$12.36	$151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
PVIT - Commodity Real Return
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
2014	1,991	$7.09	$6.92	$14,088	0.10%	1.00%	0.35%	(18.51%)	(19.24%)
2013	2,045	$8.71	$8.57	$17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
2012	1,683	$10.22	$10.15	$17,177	0.10%	1.00%	2.29%	2.06%	1.37	% (c)
PVIT - Low Duration
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
2014	44,842	$10.82	$10.94	$499,438	0.10%	1.00%	1.13%	0.75%	(0.16%)
2013	48,821	$10.74	$10.96	$540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	51,537	$10.77	$11.08	$574,142	0.10%	1.00%	1.90%	5.75%	4.79%
2011	46,534	$10.18	$10.57	$491,312	0.10%	1.00%	1.67%	1.01%	0.10%
PVIT - Real Return
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
2014	19,761	$11.33	$12.00	$237,474	0.10%	1.00%	1.41%	2.99%	2.06%
2013	25,157	$11.00	$11.76	$294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
2012	43,972	$12.13	$13.09	$569,998	0.10%	1.00%	1.04%	8.65%	7.66%
2011	33,712	$11.17	$12.16	$403,892	0.10%	1.00%	4.87%	11.55%	10.55%
PVIT - Total Return
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
2014	45,866	$11.55	$12.07	$560,201	0.10%	1.00%	2.15%	4.17%	3.24%
2013	57,241	$11.08	$11.69	$671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
2012	73,122	$11.32	$12.04	$877,470	0.10%	1.00%	2.56%	9.48%	8.49%
2011	55,249	$10.34	$11.10	$607,713	0.10%	1.00%	1.06%	3.50%	2.57%
Blackrock - Global Allocation V.I.
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
2014	16,541	$11.87	$11.58	$195,648	0.10%	1.00%	2.19%	1.86%	0.95%
2013	13,363	$11.65	$11.47	$155,346	0.10%	1.00%	1.53%	14.44%	13.41%
2012	4,498	$10.18	$10.11	$45,762	0.10%	1.00%	2.55%	2.86%	2.26	% (c)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Templeton Global Bond (b)
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)
2014	13,903	$11.15	$10.88	$154,500	0.10%	1.00%	4.96%	1.73%	0.81%
2013	11,397	$10.96	$10.79	$124,637	0.10%	1.00%	5.00%	1.53%	0.61%
2012	5,305	$10.80	$10.72	$57,214	0.10%	1.00%	2.54%	7.96%	7.22	% (c)
FTVIP - Franklin U.S. Gov't Securities (b)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)
2014	3,884	$10.25	$9.99	$39,653	0.10%	1.00%	2.49%	3.28%	2.35%
2013	2,756	$9.92	$9.76	$27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)
2012	4,715	$10.16	$10.09	$47,837	0.10%	1.00%	1.61%	1.08%	0.49	% (c)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2015 the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0216

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2015, 2014 and 2013

TABLE OF CONTENTS	PAGE(S)

Independent Auditor’s Report	1-2

Consolidated Balance Sheets	3

Consolidated Statements of Comprehensive Income	4

Consolidated Statements of Stockholder’s Equity	5

Consolidated Statements of Cash Flows	6

Notes to Consolidated Financial Statements	7 - 27

Independent Auditor’s Report

To the Board of Directors of

Fidelity Investments Life Insurance Company:

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, the related consolidated statement of comprehensive income, the consolidated statement of stockholder’s equity, and the consolidated statement of cash flows for the years then ended.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2016

2

FIDELITY INVESTMENTS LIFE INSURANCE  COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2015	2014
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $880,719 in 2015 and $806,196 in 2014)	$873,312	$812,449
Other investment	1,665	1,877
Policy loans	1,632	1,244

Total investments	876,609	815,570

Cash and cash equivalents	109,168	95,824
Accrued investment income	3,139	4,115
Deferred policy acquisition costs	69,665	68,243
Reinsurance deposit and receivables	1,207,525	1,277,938
Other assets	19,534	17,643
Net deferred tax asset	81,165	72,656
Income taxes receivable	—	7,304
Separate account assets	26,175,983	25,914,707

Total assets	28,542,788	28,274,000

LIABILITIES
Future contract and policy benefits	772,375	805,217
Contract holder deposit funds	708,370	734,105
Other liabilities and accrued expenses	32,778	33,375
Income taxes payable	5,715	—
Payable to parent and affiliates, net	11,096	10,294
Separate account liabilities	26,175,983	25,914,707

Total liabilities	27,706,317	27,497,698

Commitments and contingencies (Note 12)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	(4,683)	3,948
Retained earnings	766,616	697,795
Total Fidelity Investments Life Insurance Company Stockholder’s Equity	836,311	776,121
Noncontrolling interest	160	181

Total stockholder’s equity	836,471	776,302

Total liabilities and stockholder’s equity	$28,542,788	$28,274,000

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Revenues:
Fees charged to contract holders	$116,704	$116,191	$108,801
Net investment income	20,620	18,561	16,786
Interest on reinsurance deposit	30,458	32,394	34,722
Fund administration fees (1)	58,116	52,828	45,129
Premiums, net	10,104	9,394	8,589
Net realized investment gains (losses):
Other than temporary losses on debt securities	(223)	—	(39)
Net realized investment gains on sales	899	5,406	2,412
Total net realized investment gains	676	5,406	2,373

Total revenues	236,678	234,774	216,400

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	71,270	69,383	69,226
Contract and policy benefits and expenses	52,370	53,524	58,570
Other expenses	24,067	20,502	—

Total benefits and expenses	147,707	143,409	127,796

Income before income taxes	88,971	91,365	88,604

Income tax expense	20,641	22,534	21,842

Net income	68,330	68,831	66,762
Less: Net loss attributable to noncontrolling interest	(491)	(333)	—
Net income attributable to Fidelity Investments Life Insurance Company	68,821	69,164	66,762

Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	(12,636)	6,675	(15,626)
Reclassification adjustment for net realized gains included in net income	(676)	(5,406)	(2,373)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	4,681	(450)	6,388

Other comprehensive income (loss), net of tax	(8,631)	819	(11,611)
Comprehensive income	59,699	69,650	55,151
Less: Comprehensive loss attributable to noncontrolling interest	(491)	(333)	—
Comprehensive income attributable to Fidelity Investments Life Insurance Company	$60,190	$69,983	$55,151

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2015, 2014 and 2013

			Accumulated
		Additional	Other			Total
	Common	Paid-In	Comprehensive	Retained	Noncontrolling	Stockholder’s
	Stock	Capital	Income	Earnings	Interest	Equity

Balance at December 31, 2012	$3,000	$69,582	$14,740	$561,870	$—	$649,192

Comprehensive income:
Net income	—	—	—	66,762	—	66,762
Other comprehensive loss	—	—	(11,611)	—	—	(11,611)

Balance at December 31, 2013	$3,000	$69,582	$3,129	$628,631	$—	$704,342

Comprehensive income:
Capital contribution	—	1,796	—	—	197	1,993
Other contributions	—	—	—	—	317	317
Net Income (loss)	—	—	—	69,164	(333)	68,831
Other comprehensive income	—	—	819	—	—	819

Balance at December 31, 2014	$3,000	$71,378	$3,948	$697,795	$181	$776,302

Comprehensive income:
Other contributions	—	—	—	—	470	470
Net Income (loss)	—	—	—	68,821	(491)	68,330
Other comprehensive income	—	—	(8,631)	—	—	(8,631)

Balance at December 31, 2015	$3,000	$71,378	$(4,683)	$766,616	$160	$836,471

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2015	2014	2013
Cash flows provided by (used for) operating activities:
Net income	$68,330	$68,831	$66,762
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	2,364	1,998	2,821
Net realized investment gains	(676)	(5,406)	(2,373)
Benefit for deferred taxes	(3,827)	(2,979)	(103)
Equity loss from investee company	4,913	3,327	—
Changes in assets and liabilities:
Accrued investment income	976	553	197
Change in deferred policy acquisition costs, net of amortization	(1,074)	(1,774)	(4,313)
Future contract and policy benefits, net	84,207	82,489	92,642
Reinsurance deposit and receivables	70,413	77,104	74,822
Payable to parent and affiliates, net	802	1,560	(1,753)
Income taxes	13,019	1,713	2,160
Other assets and other liabilities, net	479	(8,393)	411

Net cash provided by operating activities	239,926	219,023	231,273

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(517,643)	(625,686)	(794,056)
Proceeds from sales of equity securities	—	55	—
Proceeds from sales of debt securities	429,360	535,569	695,171
Proceeds from maturities and calls of debt securities	12,077	17,495	24,331
Investment in investee company	(4,231)	(2,851)	—
Investment trades payable (receivable)	(2,947)	115	123
Purchase of fixed assets	(26)	—	—
Change in policy loans	(389)	(119)	(475)

Net cash (used for) provided by investing activities	(83,799)	(75,422)	(74,906)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	2,007,444	2,049,348	2,087,955
Net transfers from separate accounts	(385,113)	(528,858)	(580,327)
Withdrawals from variable annuity contracts	(1,678,377)	(1,561,544)	(1,533,599)
Withdrawals from fixed annuity contracts	(86,737)	(92,629)	(104,069)

Net cash used for financing activities	(142,783)	(133,683)	(130,040)

Net increase in cash and cash equivalents	13,344	9,918	26,327

Cash and cash equivalents:
Beginning of year	95,824	85,906	59,579
End of year	$109,168	$95,824	$85,906

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	$(19,164)	$(17,195)	$—
Capital contribution from parent	$—	$1,796	$—

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”).  In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”).  FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia.  Amounts invested in the fixed option of the contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company.  Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company.  The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  Separate account assets are reported at the net asset value of such portfolios.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt and equity securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value.  The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $10,847 and $11,311 at December 31, 2015 and 2014, respectively.  Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $103,134 and $90,202 at December 31, 2015 and 2014, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting.  In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investees’ earnings and losses in other expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenues over the premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the liabilities for the fixed portion of the variable deferred annuity products, fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future.  The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 10 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2015, 2014 or 2013.  During 2015 and 2014, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is “more likely than not” to be sustained by the tax authorities.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the consolidated financial statements.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements.  The Company adopted this guidance effective January 1, 2013.  The information required by this guidance was previously included in the consolidated statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the consolidated financial statements.

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.  This guidance was effective for the Company beginning January 1, 2013 with retrospective application required.  The Company’s adoption of this guidance did not have an impact on the consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In February 2015, the FASB issued new guidance that eliminates the deferral of the previous consolidation guidance for certain investment funds, and makes changes to both the variable interest model and the voting model.  The guidance is effective beginning January 1, 2016, with early adoption permitted.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract.  Revenue recognition for insurance contracts is explicitly scoped out of the guidance. In August 2015, the FASB issued an update to defer the original effective date of this guidance for annual periods beginning after December 15, 2017.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees.  Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$6,657	$8,723
Unlocking of benefit ratio	(1,022)	(3,297)
Interest on reserve	401	385
Claims paid	(1,814)	(1,304)
Accrual of benefit ratio	2,025	2,150
Ending Balance	$6,247	$6,657

The reinsurance recoverables associated with the GMDB were $6,208 and $6,587 at December 31, 2015 and 2014, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•                  The base lapse rate assumption varies from 5.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•                  The annual lapse rate for anticipated internal replacements is 3.2%.

•                  The discount rate is 6.83%.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2015 and 2014.  The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2015	2014

Net deposits paid
Account value	$4,549,493	$5,049,021
Net amount at risk	$135,276	$140,063
Average attained age of contract holders	66	65
Ratchet (highest historical account value at specified anniversary dates)
Account value	$245,063	$279,086
Net amount at risk	$28,375	$26,641
Average attained age of contract holders	70	70

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$2,869	$2,447
Unlocking of benefit ratio	(510)	(102)
Interest on reserve	119	119
Accrual of benefit ratio	316	405
Ending Balance	$2,794	$2,869

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMWB were $2,702 and $2,780 at December 31, 2015 and 2014, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 9 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2015 and 2014:

	Years Ended December 31,
	2015	2014

Account value	$1,992,988	$2,174,997
GMWB value	$2,136,733	$2,177,129
Average attained age of contract holders	73	72

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities	$22,961	$21,003	$18,857
Cash and cash equivalents	23	15	40
Other income	79	69	60
Total investment income	23,063	21,087	18,957
Less: investment expenses	2,443	2,526	2,171
Net investment income	$20,620	$18,561	$16,786

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities:
Gross realized gains	$3,944	$7,090	$6,760
Gross realized losses	(3,045)	(1,689)	(4,348)
Equity securities:
Gross realized gains	—	5	—
Total realized investment gains	$899	$5,406	$2,412

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $223, $0, and $39 in 2015, 2014, and 2013, respectively.  The Company had no debt securities that were non-income producing for 2015 and 2014, respectively.  There was no interest foregone by non-income producing securities for 2015, 2014 and 2013, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2015	2014

Debt securities	$(7,407)	$6,253
Equity securities	—	—
DAC	169	(174)
Deferred income tax expense (benefit)	2,555	(2,131)
	$(4,683)	$3,948

Debt securities that have been in a continuous unrealized loss position as of December 31, 2015 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(5,720)	$431,252	$284
Greater than 12 months	(2,710)	44,094	65
	$(8,430)	$475,346	$349
Below investment grade debt securities:
0-12 months	$(2,493)	$42,614	$141
Greater than 12 months	(1,330)	12,985	36
	$(3,823)	$55,599	$177

Total	$(12,253)	$530,945	$526

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2014 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(1,198)	$168,834	$140
Greater than 12 months	(1,536)	83,980	86
	$(2,734)	$252,814	$226
Below investment grade debt securities:
0-12 months	$(979)	$28,046	$109
Greater than 12 months	(63)	1,642	12
	$(1,042)	$29,688	$121

Total	$(3,776)	$282,502	$347

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent  was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2015 and 2014.  The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2015.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.  Investments in below investment grade securities comprised approximately 7% of the total portfolio as of December 31, 2015.  Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2015 were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$129,201	$27	$(782)	$—	$128,446
Corporate and other debt securities	717,049	4,816	(10,550)	—	711,315
Mortgage and asset backed securities	34,469	3	(921)	—	33,551

Total debt securities	$880,719	$4,846	$(12,253)	$—	$873,312

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2014 were as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$56,555	$223	$(1)	$—	$56,777
Corporate and other debt securities	713,361	9,782	(3,183)	—	719,960
Mortgage and asset backed securities	36,280	24	(592)	—	35,712

Total debt securities	$806,196	$10,029	$(3,776)	$—	$812,449

During 2015 and 2014, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2015 by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$25,885	$25,785
Due after 1 year through 5 years	513,447	511,672
Due after 5 years through 10 years	292,050	287,457
Due after 10 years	14,868	14,847
Mortgage and asset backed securities	34,469	33,551

	$880,719	$873,312

At December 31, 2015 and 2014, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2015, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,643 and $2,666 respectively.  At December 31, 2014, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,628 and $2,647 respectively.

During 2015 and 2014, the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $19,164 and $17,195 respectively.  This is recorded as other expenses in the Consolidated Statements of Comprehensive Income.  There were no donations in 2013.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796.   Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code.  IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021.  Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement.  LRCH ultimately funds the qualified facility through a 60% membership interest agreement.    These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements.  The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company incurred funding payments of $4,231 and $2,851, respectively for the year ended December 31, 2015 and the nine month period ended December 31, 2014.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits.  FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”).   A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity.  If the Company determines that it is the VIE’s “primary beneficiary” it consolidates the VIE.  The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs.  The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits.   Accordingly, the Company consolidates Feedstock and LRCH.

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2015 and 2014 and for the year ended December 31, 2015 and the nine month period ended December 31, 2014.

	12/31/2015	12/31/2014

Total Assets	$440	$229
Total Liabilities	280	48
Non controlling equity interest	$160	$181

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

	12/31/2015	12/31/2014

Total Revenues	$—	$—
Total Expenses	(491)	(333)
Net Loss	(491)	(333)
Income tax expense	—	—
Net Loss	(491)	(333)
Less: net loss attributable to non controlling interest	(491)	(333)
Net income attributable to Fidelity Investments Life Insurance Company	$—	$—

Non controlling interest represents ownership interests in LRCH that is not attributable to the Company.

6.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.

The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2015
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$—	$128,446	$—	$128,446
Corporate and other debt securities	—	711,315	—	711,315
Mortgage and asset backed securities	—	33,551	—	33,551
Total available-for-sale debt securities	—	873,312	—	873,312
Cash equivalents	103,134	—	—	103,134
Subtotal excluding separate account assets	103,134	873,312	—	976,446
Separate account assets	26,175,983	—	—	26,175,983
Total	$26,279,117	$873,312	$—	$27,152,429

	December 31, 2014
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$—	$56,777	$—	56,777
Corporate and other debt securities	—	719,960	—	719,960
Mortgage and asset backed securities	—	35,712	—	35,712
Total available-for-sale debt securities	—	812,449	—	812,449
Cash equivalents	90,202	—	—	90,202
Subtotal excluding separate account assets	90,202	812,449	—	902,651
Separate account assets	25,914,707	—	—	25,914,707
Total	$26,004,909	$812,449	$—	$26,817,358

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

There were no transfers between Level 1 and Level 2 during 2015 or 2014.  The Company held no Level 3 assets during 2015 or 2014. There were no transfers into or out of Level 3 during 2015 or 2014.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2015		December 31, 2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$1,665	$1,665	$1,877	$1,877
Policy loans	1,632	1,632	1,244	1,244
Reinsurance deposit and receivables	1,207,525	1,302,370	1,277,938	1,380,644

	$1,210,822	$1,305,667	$1,281,059	$1,383,765

Financial Liabilities:
Contract holder deposit funds	$708,370	$802,937	$734,105	$837,315

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion of variable deferred annuity products is an integral part of the contract and consequently, the account value is considered to be a reasonable estimate of the fair value of the contract.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$23,980	$25,097	$21,557
State	489	416	388
	$24,469	$25,513	$21,945
Deferred:
Federal	$(3,765)	$(2,820)	$106
State	(63)	(159)	(209)
	$(3,828)	$(2,979)	$(103)

Provision for income taxes	$20,641	$22,534	$21,842

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums.  Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.  State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	Years Ended December 31,
	2015	2014
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$35,289	$33,966
Contract holder reserves	25,596	28,387
Deferred revenue	8,856	7,450
Unrealized gains on available-for-sale securities	2,766	(2,205)
Deferred compensation and retirement benefit plans	2,793	1,711
Other, net	5,865	3,347
Net deferred tax asset	$81,165	$72,656

Management believes that the Company’s future income will be sufficient to realize the net deferred tax asset as of December 31, 2015 and 2014, respectively.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2015	2014	2013

Tax provision at U.S. Federal statutory rate	$31,140	$32,095	$31,011
Dividends received deduction	(6,684)	(6,132)	(9,258)
IRC 45 tax credit	(4,265)	(2,861)	—
Charitable contribution	(539)	(686)	—
Other, net	989	118	89
	$20,641	$22,534	$21,842

FILI paid net federal and state income taxes of $11,450, $23,800, and $19,785 in 2015, 2014, and 2013, respectively.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities.  As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.  The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $6,684, $6,132, and $9,258 during 2015, 2014 and 2013, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2015, 2014 or 2013.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2015	2014	2013
FILI
Statutory net income	$62,269	$65,973	$56,140
Statutory surplus	$750,892	$685,814	$614,722

EFILI
Statutory net income	$4,421	$5,025	$2,338
Statutory surplus	$76,851	$72,498	$67,422

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $37,987, $33,770 and $27,129 in 2015, 2014 and 2013, respectively, under these agreements.  These fees are included in fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year.  EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $30,092, $28,928, and $27,348 in 2015, 2014 and 2013, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions.  The Company earned $20,128, $21,941, and $20,835 in 2015, 2014 and 2013, respectively, for such services.  The reimbursements are accounted for as a direct reduction of the Company’s expenses.  The Company entered into agreements with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly Pyramis Global Advisors Trust Company to provide investment and managerial advice.  The Company incurred charges of $1,543, $1,328, and $1,094 in 2015, 2014 and 2013, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company incurred charges from FMR LLC and its subsidiaries of $31,036, $30,856, and $31,783 in 2015, 2014 and 2013, respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $1,517, $1,535, and $1,561 in 2015, 2014 and 2013, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees.  The aggregate expenses related to these plans charged to the Company were $5,089, $5,274, and $5,322 in 2015, 2014 and 2013, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees.  In 2015, 2014 and 2013, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC.  The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2015, 2014 and 2013, compensation expense related to the RHRP was $301, $278 and $297, respectively.

10.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2015	2014	2013
Underwriting, acquisition and insurance expenses:
Commissions, gross	$30,092	$28,928	$27,348
Compensation and benefits	15,342	15,886	17,427
Capitalization of deferred policy acquisition costs	(5,394)	(5,705)	(6,805)
Amortization of deferred policy acquisition costs	4,320	3,931	2,492
Rent expenses	1,432	1,333	954
Taxes, licenses and fees	1,704	2,541	3,525
General insurance expenses	23,774	22,469	24,285

Total underwriting, acquisition and insurance expenses	$71,270	$69,383	$69,226

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2015, 2014 and 2013, the Company decreased amortization by $1,630, $1,844, and $2,862 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers.  Sales of these two products were discontinued in May 2008.  The Company is subject to concentration of risk with respect to these reinsurance agreements.  The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds.  Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%.  Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009.  The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2015	2014
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$644,161	$699,041
Principal Life Insurance Company	502,378	523,280

Reinsurance deposits and receivables	$1,146,539	$1,222,321

Contract holder deposit funds and future contract and policy benefits	$1,161,964	$1,233,007

Interest on reinsurance deposit	$30,103	$32,264

Contract and policy benefits and expenses	$25,545	$27,280

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2015	2014	2013

Direct life premiums	$14,804	$15,038	$15,257
Reinsurance ceded, net of ceding expense allowance	(4,700)	(5,644)	(6,668)
Net premiums	$10,104	$9,394	$8,589

Direct contract and policy benefits	$126,942	$129,826	$125,458
Reinsurance ceded, net of reinsurance premiums	(74,572)	(76,302)	(66,888)
Net contract and policy benefits	$52,370	$53,524	$58,570

12.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.     SUBSEQUENT EVENTS:

On February 19, 2016, the Company gave notice to Genworth Life Insurance Company of New York (“GLICNY”) of its decision to exercise a recapture option contained in their October 1, 2001 Reinsurance Agreement (the “Agreement”).  This means that within approximately 60 days either (i) the Company would recapture all reinsurance ceded under the Agreement, or (ii) GLICNY would, subject to the prior approval of the Company, transfer such reinsurance to another mutually-acceptable reinsurer.

The Company has evaluated subsequent events from the balance sheet date through April 20, 2016 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

27

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments              Life Insurance Company are filed in Part B.

Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2015.

Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2015.

Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2015 and 2014.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2015 and 2014.

Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015 and 2014 and 2013.

Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015 and 2014 and 2013.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015 and 2014 and 2013.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”)establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule.  (Note 1)

(4) (a) Specimen Variable Annuity Contract.  (Note 1)

(b) Specimen Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(c) Endorsement for Qualified Contracts.  (Note 1)

(5) (a) Application for Variable Annuity Contract.  (Note 1)

(b) Application for Variable Annuity Contract for Use with Sponsored Arrangements.  (Note 1)

(6) (a) Articles of Domestication of Fidelity Investments Life.  (Note 1)

(b) Amended By-laws of Fidelity Investments Life.  (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable.

(8) Not Applicable

(9)  Legal opinion and consent of Lance A. Warrick, filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), (Note 2)

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”). (Note 2)

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the “Advisers”). (Note 3)

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. (Note 4)

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. (Note 5)

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”). (Note 6)

(k) Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company. (Note 7)

(15) Powers of Attorney

(a)                                 Power of Attorney for William J. Johnson is filed herewithin

(b)                                 Power of Attorney for Norman L. Ashkenas is filed herewithin

(c)                                  Power of Attorney for Kathleen M. Graveline is filed herewithin

(d)                                 Power of Attorney for Peter G. Johannsen is filed herewithin

(e)                                  Power of Attorney for Malcolm MacKay is filed herewithin

(f)                                   Power of Attorney for Kathleen A. Murphy is filed herewithin

(g)                                  Power of Attorney for Rodney R. Rohda is filed herewithin

(h)                                 Power of Attorney for Roger T. Servison is filed herewithin

(i)                                     Power of Attorney for Floyd L. Smith is filed herewithin

(j)                                    Power of Attorney for Derek L. Young is filed herewithin

(k)                                 Power of Attorney for Sriram Subramaniam is filed herewithin

(l)                                     Power of Attorney for Miles Mei is filed herewithin

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed electronically on April 29, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed on April 24, 2001.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 26 to this Registration Statement filed electronically on April 27, 2006.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

FLOYD L. SMITH, Director
DEREK L. YOUNG, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors

David A. Golino	Senior Vice President and Chief Financial Officer
Robert J. Cummings	Senior Vice President, Client Services
Robert Brown	Senior Vice President, Channel Development
Barbara Maietta	Vice President, Marketing
Deborah Walsh	Senior Vice President, Systems and Technology
Miles Mei	Treasurer
Maryann P. Crews	Illustration Actuary
Robert K. Leach	Appointed Actuary
Felicia F. Tierney	Vice President, Human Resources
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Lance A. Warrick	Vice President, Senior Legal Counsel and Secretary

The principal business address for each of the persons listed in Item 25 is 100 Salem Street, Smithfield, RI 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2016 there were 833 Qualified Contracts and 45,115 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer and President
	Michael Durbin	Director
	Scott G. Hutzier	Director
	Kathleen Murphy	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Donald St. Peter	Vice President, Real Estate
	Tami R. Rash	Treasurer
	Norman Ashkenas	Chief Compliance Officer
	David Forman	Secretary and Chief Legal Officer
	Peter D. Stahl	Assistant Secretary

(c)  $0.00

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, RI 02917.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the President of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain President, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, Norman L. Ashkenas, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Norman L. Ashkenas
Norman L. Ashkenas

POWER OF ATTORNEY

I, Kathleen M. Graveline, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and (ii) Miles Mei, or either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen M. Graveline
Kathleen M. Graveline

POWER OF ATTORNEY

I, Peter G. Johannsen, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Peter G. Johannsen
Peter G. Johannsen

POWER OF ATTORNEY

I, Malcolm MacKay, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Malcolm MacKay
Malcolm MacKay

POWER OF ATTORNEY

I, Kathleen A. Murphy, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen A. Murphy
Kathleen A. Murphy

POWER OF ATTORNEY

I, Rodney R. Rohda, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Rodney R. Rohda
Rodney R. Rohda

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison
Roger T. Servison

POWER OF ATTORNEY

I, Floyd T. Smith, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Floyd T. Smith
Floyd T. Smith

POWER OF ATTORNEY

I, Derek L. Young, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Derek L. Young
Derek L. Young

POWER OF ATTORNEY

I, Sriram Subramaniam, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Sriram Subramaniam
Sriram Subramaniam

POWER OF ATTORNEY

I, Miles Mei, the undersigned Treasurer of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint Lance A. Warrick as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain Treasurer, with respect to:

(i)                         Post-Effective Amendment Number 37 to Registration Statement (File No. 33-24400) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Miles Mei
Miles Mei

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf in the town of Smithfield and the State of Rhode Island, on this 29th day of April, 2016.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2016.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		) By:	/s/ Lance A. Warrick
Kathleen A. Murphy	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Malcom MacKay	Director	)
)

)
/s/ *		) By:	/s/ Lance A. Warrick
Floyd L. Smith	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Derek L. Young	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)